UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-04297

VANECK FUNDS

(Exact name of registrant as specified in charter)

666 Third Avenue, New York, NY 10017

(Address of principal executive offices) (Zip code)

Van Eck Associates Corporation
666 Third Avenue, New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 293-2000

Date of fiscal year end: DECEMBER 31

Date of reporting period: JUNE 30, 2020

Item 1. Reports to Shareholders

SEMI-ANNUAL REPORT June 30, 2020 (unaudited)

VanEck Funds

CM Commodity Index Fund

800.826.2333	vaneck.com

Certain information contained in this report represents the opinion of the investment adviser which may change at any time. This information is not intended to be a forecast of future events, a guarantee of future results or investment advice. Current market conditions may not continue. Also, unless otherwise specifically noted, any discussion of the Fund’s holdings, the Fund’s performance, and the views of the investment adviser are as of June 30, 2020.

CM COMMODITY INDEX FUND

PRESIDENT’S LETTER

June 30, 2020 (unaudited)

Dear Fellow Shareholders:

The story for the last decade was simple and familiar—slower global economic growth was combated by expansive monetary policy. After the shock of the COVID-19 virus, we are returning to this investment theme. Thus we believe investors should be comfortable maintaining their strategic allocations to stocks and bonds, given the central bank’s aggressive support of the financial markets.

Why do we have this view? First, we believe that we are in a global recession, not a depression. Two indicators of global recession are copper and oil. When China slowed at the end of 2015, copper and oil fell hard. Since oil and copper haven’t fallen below those 2015-2016 lows and in fact have been rallying from those lows, the chance of a depression seems low.

So our base case is that markets will feel like the recovery after the global financial crisis-lower interest rates, asset price inflation and weak job recovery (due to different factors—varied industry impact not increased regulation). No guarantee, of course, that there will not be a re-test of lows or new lows, but financial markets will likely lead the economic recovery.

Our assumptions regarding this outlook are that: the virus fatality curve has flattened, mitigation steps like shutdowns can be local to deal with additional outbreaks and a COVID-19 vaccine happens this year. A vaccine is the biggest factor with early development a positive and later availability (or none) a negative.

The investing outlook sometimes does change suddenly, as now. To get our quarterly investment outlooks, please subscribe to “Investment Outlook” on vaneck.com. Should you have any questions regarding fund performance, please contact us at 800.826.2333 or visit our website.

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CM COMMODITY INDEX FUND

PRESIDENT’S LETTER

(unaudited) (continued)

We sincerely thank you for investing in VanEck’s investment strategies. On the following pages, you will find the financial statements for the six month period ended June 30, 2020. As always, we value your continued confidence in us and look forward to helping you meet your investment goals in the future.

Jan F. van Eck
CEO and President
VanEck Vectors ETF Trust

July 8, 2020

Investing involves substantial risk and high volatility, including possible loss of principal. An investor should consider the investment objective, risks, charges and expenses of the Fund carefully before investing. To obtain a prospectus and summary prospectus, which contains this and other information, call 800.826.2333 or visit vaneck.com. Please read the prospectus and summary prospectus carefully before investing.

2

CM COMMODITY INDEX FUND

MANAGEMENT DISCUSSION

June 30, 2020 (unaudited)

The CM (Constant Maturity) Commodity Index Fund (the “Fund”) lost 16.92% (Class A shares, excluding sales charge) for the six months ended June 30, 2020. The Fund’s benchmark, the UBS Bloomberg Constant Maturity Commodity Total Return Index (“CMCITR”),1 lost 16.41%. However, CMCITR outperformed both the S&P® GSCI Index (“SPGSCI”),2 which lost 36.31%, not least because of CMCITR’s lower energy exposure and much better roll yield,^ and the Bloomberg Commodity Index (“BCOM”),3 which posted a loss of 19.40%.

Market Review

COVID-19 has been the largest economic shock to the global economy in the post-war period. Recently, expectations for the annual decline in global GDP growth in 2020 were downgraded further to -6%.* This demand shock has impacted all commodity sectors, but the impact has varied from sector to sector.

The energy sector felt the largest impact on demand as global travel was effectively shut down by the efforts to contain the virus.

The agriculture sector also suffer a demand shock as restaurants were shut down, shifting demand to grocery stores and disrupting the normal supply needs. Additionally, the virus disrupted protein production as multiple production facilities for beef and pork were closed to contain the spread of the virus. Consequently, while overall demand for agricultural products has held up, these production disruptions in the protein producers have created some supply problems.

In the industrial metals sector demand was also impacted negatively but has recovered with the rebound in the Chinese economy. In addition, the virus has disrupted production as several mining operations were closed or slowed down because of health concerns. The largest production disruption has been in the platinum and palladium industry, but copper production also fell. Gold and silver prices have benefited from the COVID-19 crisis as global central banks have lowered rates aggressively, pushing real rates into negative territory.

Fund Review

All sectors represented in the CMCITR, except for precious metals, contributed negatively to returns during the six month period, with the energy sector falling approximately 33% and detracting the most from returns.

3

CM COMMODITY INDEX FUND

MANAGEMENT DISCUSSION

(unaudited) (continued)

The precious metals sector produced the CMCITR’s (and the Fund’s) only positive returns for the period, rising approximately 16%, with gold significantly outperforming silver.

Industrial metals fell approximately 7% over the six month period with declines across all the metals. While aluminum was the hardest hit, copper declined the least.

Both the agriculture and livestock sectors declined, with livestock posting a greater decline. In the livestock sector, lean hogs were considerably harder hit than cattle and in the agricultural sector while all grains suffered, soybean oil registered the greatest decline.

During the six month period, the Fund continued to utilize commodity index-linked swaps as an effective means of gaining exposure to the CMCITR. While there are costs associated with the use of swaps, we continue to believe it is the most effective way of replicating the CMCITR’s commodity exposures and weights.

Looking ahead, the global economy has bottomed and started to recover, but the outlook remains very uncertain. As the global economy recovers commodity markets should rebalance in the second half of the year, especially the industrial metals sector due to continued supply constraints. The energy sector will be a little slower to recover because the supply demand imbalance was larger and global travel will be slow to normalize. Agricultural prices should continue to recover as demand rebounds and supply is constrained. Gold prices should continue to benefit from central bank policy, particularly that of the U.S. Federal Reserve which has pledged to keep rates at zero for the next two years.

Overall the outlook should be for positive price trends for the next year, although risks from both the virus and global trade tensions remain. Longer term, high global debt levels and central banks’ efforts to target higher inflation to deflate the debt problem could generate an inflation problem.

For more information or to access investment and market insights from the investment team, visit our web site, vaneck.com or subscribe to our commentaries.

4

As always, we value your continued confidence in us and look forward to helping you meet your investment goals in the future.

Roland Morris, Jr. Portfolio Manager	Gregory Krenzer Deputy Portfolio Manager

July 20, 2020

Represents the opinions of the investment adviser. Past performance is no guarantee of future results. Not intended to be a forecast of future events, a guarantee of future results or investment advice. Current market conditions may not continue.

All indices are unmanaged and include the reinvestment of all dividends, but do not reflect the payment of transaction costs, advisory fees or expenses that are associated with an investment in the Fund. Certain indices may take into account withholding taxes.

An index’s performance is not illustrative of the Fund’s performance. Indices are not securities in which investments can be made.

[1]	UBS Bloomberg Constant Maturity Commodity Total Return Index (CMCITR) is a rules-based, composite benchmark index. CMCITR is comprised of diversified commodities futures contracts with maturities ranging from around three months to over three years for each commodity, depending on liquidity.

[2]	The S&P® GSCI Index (SPGSCI) is composed of futures contracts on physical commodities, with high energy concentration and limited diversification. SPGSCI buys and sells short-term futures contracts.

[3]	The Bloomberg Commodity Index (BCOM) is composed of futures contracts on physical commodities covering multiple sectors, specifically energy, precious metals, industrial metals, livestock and agriculture.

^	Roll yield is the amount of return generated during periods of backwardation, while negative roll yield refers to the amount of return lost during periods of contango. Roll yield is calculated as equal to [(1+Excess Return)/(1+Spot Return)]-1. “Backwardation” is the opposite of contango, and refers to a downward sloping term structure. Backwardation tends to occur in contracts and during periods when traders are concerned about scarcity of supplies. Thus, traders would rather have commodities in-hand now (spot) than in the future, and will pay for the privilege. “Contango” refers to an upward sloping term structure, in which indices that hold front-month contracts will incur a cost each time contracts expire and must be rolled to more expensive, longer-dated contracts. As contracts move closer to expiration, their value converges
5

CM COMMODITY INDEX FUND

MANAGEMENT DISCUSSION

(unaudited) (continued)

with spot prices. So, “contango cost” usually is measured by the difference between spot prices and front-month futures.

*	OECD: Release of the June 2020 Economic Outlook: Revamping the international policy architecture to emerge from the pandemic stronger together, June 10, 2020, https://www.oecd.org/economy/release-of-the-june-2020-economic-outlook.htm
6

CM COMMODITY INDEX FUND

PERFORMANCE COMPARISON

June 30, 2020 (unaudited)

Average Annual Total Returns (%)*	Class A Before Sales Charge	Class A After Maximum Sales Charge	Class I**
Six Months	(16.92%)	(21.70%)	(16.77%)
One Year	(15.48%)	(20.34%)	(15.08%)
Five Year	(5.46%)	(6.58%)	(5.20%)
Life^	(7.00%)	(7.57%)	(6.71%)

Average Annual Total Returns (%)*	Class Y**	CMCITR
Six Months	(16.81%)	(16.41%)
One Year	(15.19%)	(14.28%)
Five Year	(5.21%)	(4.16%)
Life^	(6.75%)	(5.70%)

*	Returns less than one year are not annualized
**	Classes are not subject to a sales charge
^	Since December 31, 2010 (inception date of all share classes).

The performance quoted represents past performance. Past performance does not guarantee future results; current performance may be lower or higher than the performance data quoted.

Investment return and value of shares of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance information reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. Fund returns assume that dividends and capital gains distributions have been reinvested in the Fund at net asset value (NAV). These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the redemption of Fund shares. Performance information current to the most recent month end is available by calling 800.826.2333 or by visiting www.vaneck.com.

All indices are unmanaged and include the reinvestment of all dividends, but do not reflect the payment of transaction costs, advisory fees or expenses that are associated with an investment in the Fund. Certain indices may take into account withholding taxes. An index’s performance is not illustrative of the Fund’s performance. Indices are not securities in which investments can be made.

UBS Bloomberg Constant Maturity Commodity Total Return Index (CMCITR) is a rules-based, composite benchmark index diversified across 29 commodity components from within five sectors, specifically energy, precious metals, industrial metals, agriculture and livestock (reflects no deduction for fees, expenses or taxes).

7

CM COMMODITY INDEX FUND

EXPLANATION OF EXPENSES

(unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchase payments; and (2) ongoing costs, including management fees and other Fund expenses. This disclosure is intended to help you understand the ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The disclosure is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2020 to June 30, 2020.

Actual Expenses

The first line in the table below provides information about account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as fees on purchase payments. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

8

		Beginning Account Value January 1, 2020	Ending Account Value June 30, 2020	Annualized Expense Ratio During Period	Expenses Paid During the Period* January 1, 2020 – June 30, 2020
Class A	Actual	$1,000.00	$830.80	0.95%	$4.32
	Hypothetical**	$1,000.00	$1,020.14	0.95%	$4.77
Class I	Actual	$1,000.00	$832.30	0.65%	$2.96
	Hypothetical**	$1,000.00	$1,021.63	0.65%	$3.27
Class Y	Actual	$1,000.00	$831.90	0.70%	$3.19
	Hypothetical**	$1,000.00	$1,021.38	0.70%	$3.52

*	Expenses are equal to the Fund’s annualized expense ratio (for the six months ended June 30, 2020), multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year divided by the number of the days in the fiscal year (to reflect the one-half year period).
**	Assumes annual return of 5% before expenses
9

CM COMMODITY INDEX FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

June 30, 2020 (unaudited)

Principal Amount		Value

SHORT-TERM INVESTMENTS: 97.8%

United States Treasury Obligations: 95.5%
	United States Treasury Bills
$50,000,000	0.00% 07/28/20 (a)	$49,995,406
10,000,000	0.00% 09/08/20 (a)	9,997,700
10,000,000	0.08% 07/02/20	9,999,979
30,000,000	0.12% 10/08/20	29,988,037
40,000,000	0.13% 10/01/20 (a)	39,985,178
55,000,000	0.14% 11/19/20 (a)	54,967,149
20,000,000	0.15% 10/29/20	19,990,167
10,000,000	0.15% 09/10/20 (a)	9,997,535
50,000,000	0.15% 10/22/20 (a)	49,976,458
25,000,000	0.16% 09/24/20 †	24,992,031
45,000,000	0.18% 11/05/20	44,976,187
		$344,865,827
Number of Shares		Value

Money Market Fund: 2.3%
8,245,569	Invesco Treasury Portfolio – Institutional Class	$8,245,569
Total Short-Term Investments (Cost: $353,108,474)		353,111,396
Other assets less liabilities: 2.2%		8,018,157
NET ASSETS: 100.0%		$361,129,553

Total Return Swap Contracts

Long Exposure

			Rate paid
Counter-	Referenced	Notional	by the	Payment	Termination	Unrealized	% of
party	Obligation	Amount	Fund (b)	Frequency	Date	Appreciation	Net Assets
UBS	UBS Bloomberg Constant Maturity Commodity Index Total Return	$359,740,000	0.58%	Monthly	07/15/20	$3,031,118	0.8%

Footnotes:

(a)	All or a portion of these securities are segregated for swap collateral. Total value of securities segregated is $58,980,932.
(b)	The rate shown reflects the rate in effect at the reporting period: 3-Month T-Bill rate + 0.42%.
†	Security fully or partially on loan. Total market value of securities on loan is $23,742,430.

See Notes to Consolidated Financial Statements

10

Summary of Investments by Sector (unaudited)	% of Investments	Value
Government	97.7%	$344,865,827
Money Market Fund	2.3	8,245,569
	100.0%	$353,111,396

The summary of inputs used to value the Fund’s investments as of June 30, 2020 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
United States Treasury Obligations	$—	$344,865,827	$—	$344,865,827
Money Market Fund	8,245,569	—	—	8,245,569
Total	$8,245,569	$344,865,827	$—	$353,111,396
Other Financial Instruments:
Swap Contracts	$—	$3,031,118	$—	$3,031,118

See Notes to Consolidated Financial Statements

11

CM COMMODITY INDEX FUND

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES

June 30, 2020 (unaudited)

Assets:
Investments, at value (Cost: $353,108,474) (1)	$353,111,396
Total return swap contracts, at value	3,031,118
Cash	4,986,799
Receivables:
Shares of beneficial interest sold	864,417
Dividends and interest	5,005
Prepaid expenses	992
Total assets	361,999,727
Liabilities:
Payables:
Shares of beneficial interest redeemed	279,206
Due to Adviser	110,155
Due to Distributor	4,668
Deferred Trustee fees	282,360
Accrued expenses	193,785
Total liabilities	870,174
NET ASSETS	$361,129,553
Class A Shares:
Net Assets	$23,395,739
Shares of beneficial interest outstanding	6,105,551
Net asset value and redemption price per share	$3.83
Maximum offering price per share (Net asset value per share ÷ 94.25%)	$4.06
Class I Shares:
Net Assets	$153,007,253
Shares of beneficial interest outstanding	39,006,195
Net asset value, offering and redemption price per share	$3.92
Class Y Shares:
Net Assets	$184,726,561
Shares of beneficial interest outstanding	47,228,564
Net asset value, offering and redemption price per share	$3.91
Net Assets consist of:
Aggregate paid in capital	$485,905,327
Total distributable earnings (loss)	(124,775,774)
$361,129,553
(1) Value of securities on loan	$23,742,430

See Notes to Consolidated Financial Statements

12

CM COMMODITY INDEX FUND

CONSOLIDATED STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2020 (unaudited)

Income:
Dividends	$116,015
Interest	2,211,293
Securities lending income	32,593
Total income	2,359,901
Expenses:
Management fees	1,424,226
Distribution fees – Class A	28,470
Transfer agent fees – Class A	30,297
Transfer agent fees – Class I	111,598
Transfer agent fees – Class Y	209,947
Custodian fees	12,678
Professional fees	47,458
Registration fees – Class A	9,717
Registration fees – Class I	9,162
Registration fees – Class Y	10,845
Reports to shareholders	32,371
Insurance	16,278
Trustees’ fees and expenses	32,841
Other	5,723
Total expenses	1,981,611
Waiver of management fees	(664,380)
Net expenses	1,317,231
Net investment income	1,042,670
Net realized gain (loss) on:
Investments	15,515
Swap contracts	(83,391,087)
Net realized loss	(83,375,572)
Net change in unrealized appreciation (depreciation) on:
Investments	(43,277)
Swap contracts	(571,209)
Net change in unrealized appreciation (depreciation)	(614,486)
Net Decrease in Net Assets Resulting from Operations	$(82,947,388)

See Notes to Consolidated Financial Statements

13

CM COMMODITY INDEX FUND

CONSOLIDATED STATEMENT OF CHANGES IN NET ASSETS

	Six Months
	Ended	Year Ended
	June 30,	December 31,
	2020	2019
	(unaudited)
Operations:
Net investment income	$1,042,670	$7,310,150
Net realized gain (loss)	(83,375,572)	13,743,659
Net change in unrealized appreciation (depreciation) .	(614,486)	16,584,749
Net increase (decrease) in net assets resulting from operations	(82,947,388)	37,638,558
Distributions to shareholders:
From distributable earnings
Class A Shares	—	(223,974)
Class I Shares	—	(2,276,974)
Class Y Shares	—	(2,601,306)
Total distributions	—	(5,102,254)
Share transactions:
Proceeds from sale of shares
Class A Shares	5,125,323	9,945,004
Class I Shares	36,294,856	106,661,636
Class Y Shares	63,802,477	74,346,188
	105,222,656	190,952,828
Reinvestment of distributions
Class A Shares	—	151,697
Class I Shares	—	970,897
Class Y Shares	—	2,573,715
	—	3,696,309
Cost of shares redeemed
Class A Shares	(4,147,633)	(14,978,313)
Class I Shares	(43,811,297)	(140,738,163)
Class Y Shares	(81,913,101)	(66,236,967)
	(129,872,031)	(221,953,443)
Net decrease in net assets resulting from share transactions	(24,649,375)	(27,304,306)
Total increase (decrease) in net assets	(107,596,763)	5,231,998
Net Assets:
Beginning of period	468,726,316	463,494,318
End of period	$361,129,553	$468,726,316

See Notes to Consolidated Financial Statements

14

CM COMMODITY INDEX FUND

CONSOLIDATED FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Class A
	For the Six Months Ended June 30,		Year Ended December 31,
	2020		2019	2018	2017	2016	2015
	(unaudited)
Net asset value, beginning of period	$4.61		$4.29	$4.87	$4.76	$4.55	$6.09
Income from investment operations:
Net investment income (loss) (b)	0.01		0.06	0.04	(0.01)	(0.03)	(0.05)
Net realized and unrealized gain (loss) on investments	(0.79)		0.30	(0.60)	0.32	0.71	(1.49)
Total from investment operations	(0.78)		0.36	(0.56)	0.31	0.68	(1.54)
Less distributions from:
Net investment income	—		(0.04)	(0.02)	(0.20)	(0.47)	—
Net asset value, end of period	$3.83		$4.61	$4.29	$4.87	$4.76	$4.55
Total return (a)	(16.92	)%(c)	8.37%	(11.42)%	6.58%	15.01%	(25.29)%
Ratios/Supplemental Data
Net assets, end of period (000’s)	$23,396		$26,932	$29,682	$22,189	$26,835	$28,678
Ratio of gross expenses to average net assets	1.43	%(d)	1.43%	1.39%	1.41%	1.31%	1.25%
Ratio of net expenses to average net assets	0.95	%(d)	0.95%	0.95%	0.95%	0.95%	0.95%
Ratio of net expenses to average net assets, excluding interest expense	0.95	%(d)	0.95%	0.95%	0.95%	0.95%	0.95%
Ratio of net investment income (loss) to average net assets	0.27	%(d)	1.24%	0.88%	(0.12)%	(0.70)%	(0.92)%
Portfolio turnover rate	0	%(c)	0%	0%	0%	0%	0%
(a)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized.
(d)	Annualized.

See Notes to Consolidated Financial Statements

15

CM COMMODITY INDEX FUND

CONSOLIDATED FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Class I
	For the Six Months Ended June 30,		Year Ended December 31,
	2020		2019	2018	2017	2016	2015
	(unaudited)
Net asset value, beginning of period	$4.71		$4.39	$4.98	$4.86	$4.63	$6.16
Income from investment operations:
Net investment income (loss) (b)	0.01		0.07	0.06	0.01	(0.02)	(0.03)
Net realized and unrealized gain (loss) on investments	(0.80)		0.30	(0.61)	0.32	0.72	(1.50)
Total from investment operations	(0.79)		0.37	(0.55)	0.33	0.70	(1.53)
Less distributions from:
Net investment income	—		(0.05)	(0.04)	(0.21)	(0.47)	—
Net asset value, end of period	$3.92		$4.71	$4.39	$4.98	$4.86	$4.63
Total return (a)	(16.77	)%(c)	8.55%	(11.13)%	6.95%	15.18%	(24.84)%
Ratios/Supplemental Data
Net assets, end of period (000’s)	$153,007		$195,270	$214,324	$177,578	$136,710	$107,459
Ratio of gross expenses to average net assets	0.98	%(d)	0.97%	0.90%	0.92%	0.91%	0.90%
Ratio of net expenses to average net assets	0.65	%(d)	0.65%	0.65%	0.65%	0.65%	0.65%
Ratio of net expenses to average net assets, excluding interest expense	0.65	%(d)	0.65%	0.65%	0.65%	0.65%	0.65%
Ratio of net investment income (loss) to average net assets	0.59	%(d)	1.50%	1.19%	0.20%	(0.39)%	(0.62)%
Portfolio turnover rate	0	%(c)	0%	0%	0%	0%	0%
(a)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized.
(d)	Annualized.

See Notes to Consolidated Financial Statements

16

CM COMMODITY INDEX FUND

CONSOLIDATED FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Class Y
	For the Six Months Ended June 30,		Year Ended December 31,
	2020		2019	2018	2017	2016	2015
	(unaudited)
Net asset value, beginning of period	$4.70		$4.37	$4.96	$4.85	$4.62	$6.15
Income from investment operations:
Net investment income (loss) (b)	0.01		0.07	0.06	0.01	(0.02)	(0.04)
Net realized and unrealized gain (loss) on investments	(0.80)		0.31	(0.62)	0.31	0.72	(1.49)
Total from investment operations	(0.79)		0.38	(0.56)	0.32	0.70	(1.53)
Less distributions from:
Net investment income	—		(0.05)	(0.03)	(0.21)	(0.47)	—
Net asset value, end of period	$3.91		$4.70	$4.37	$4.96	$4.85	$4.62
Total return (a)	(16.81	)%(c)	8.73%	(11.23)%	6.71%	15.24%	(24.88)%
Ratios/Supplemental Data
Net assets, end of period (000’s)	$184,727		$246,525	$219,489	$182,766	$135,589	$83,425
Ratio of gross expenses to average net assets	1.05	%(d)	1.04%	1.12%	0.97%	0.99%	1.00%
Ratio of net expenses to average net assets	0.70	%(d)	0.70%	0.70%	0.70%	0.70%	0.70%
Ratio of net expenses to average net assets, excluding interest expense	0.70	%(d)	0.70%	0.70%	0.70%	0.70%	0.70%
Ratio of net investment income (loss) to average net assets	0.55	%(d)	1.53%	1.14%	0.15%	(0.43)%	(0.67)%
Portfolio turnover rate	0	%(c)	0%	0%	0%	0%	0%
(a)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized.
(d)	Annualized.

See Notes to Consolidated Financial Statements

17

CM COMMODITY INDEX FUND

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

June 30, 2020 (unaudited)

Note 1—Fund Organization—VanEck Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust was organized as a Massachusetts business trust on April 3, 1985. The CM Commodity Index Fund (the “Fund”) is a diversified series of the Trust and seeks to track, before fees and expenses, the performance of the UBS Bloomberg Constant Maturity Commodity Total Return Index. The Fund may effect certain investments through the Commodities Series Fund I Subsidiary (the “Subsidiary”), a wholly-owned Cayman Islands exempted subsidiary. The Fund offers three classes of shares: Class A, I and Y Shares. Each share class represents an interest in the same portfolio of investments of the Fund and is substantially the same in all respects, except that the classes are subject to different distribution fees and sales charges. Class I and Y Shares are sold without a sales charge; Class A Shares are sold subject to a front-end sales charge. The Van Eck Absolute Return Advisers Corporation (the “Adviser”) is the investment adviser to the Fund and its Subsidiary.

Note 2—Significant Accounting Policies—The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The Fund is an investment company and follows accounting and reporting requirements of Accounting Standards Codification (“ASC”) 946 Financial Services — Investment Companies.

The following is a summary of significant accounting policies followed by the Fund.

A.	Security Valuation—The Fund values its investments in securities and other assets and liabilities at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Debt securities are valued on the basis of evaluated prices furnished by an independent pricing service approved by the Fund’s Board of Trustees or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date and/or (ii) quotations from bond dealers to determine current value and are categorized as Level 2 in the fair value hierarchy (described below). Short-term debt securities with sixty days or less to maturity are valued at amortized cost, which with accrued interest
18

approximates fair value. Money market fund investments are valued at their closing net asset value each business day and are categorized as Level 1 in the fair value hierarchy. Swap contracts are marked to market daily using either pricing vendor quotations, counterparty prices or model prices and the net change in value, if any, is regarded as an unrealized gain or loss and is categorized as Level 2 in the fair value hierarchy. The Pricing Committee of the Adviser provides oversight of the Fund’s valuation policies and procedures, which are approved by the Fund’s Board of Trustees. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and other market sources to determine fair value. The Pricing Committee convenes regularly to review the fair value of financial instruments or other assets. If market quotations for a security or other asset are not readily available, or if the Adviser believes it does not otherwise reflect the fair value of a security or asset, the security or asset will be fair valued by the Pricing Committee in accordance with the Fund’s valuation policies and procedures. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, periodic comparisons to valuations provided by other independent pricing services, transactional back-testing and disposition analysis.

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and security specific information are used to determine the fair value of these securities. Depending on the relative significance of valuation inputs, these securities may be categorized either as Level 2 or Level 3 in the fair value hierarchy. The price which the Fund may realize upon sale of an investment may differ materially from the value presented in the Consolidated Schedule of Investments.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The fair value hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels of the fair value hierarchy are described below:

Level 1 – Quoted prices in active markets for identical securities.

19

CM COMMODITY INDEX FUND

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(unaudited) (continued)

Level 2 –	Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 –	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of the inputs and the levels used to value the Fund’s investments are located in the Consolidated Schedule of Investments. Additionally, tables that reconcile the valuation of the Fund’s Level 3 investments and that present additional information about the valuation methodologies and unobservable inputs, if applicable, are located in the Consolidated Schedule of Investments.

B.	Basis for Consolidation—Consolidated financial statements of the Fund present the financial position and results of operations for the Fund and its wholly owned Subsidiary. All interfund account balances and transactions between parent and subsidiary have been eliminated in consolidation. As of June 30, 2020, the Fund held $71,983,624 in its Subsidiary, representing 20% of the Fund’s net assets.

C.	Federal Income Taxes—It is the Fund’s policy to comply with the provisions of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute all of its net investment income and net realized capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

The wholly owned Subsidiary of the Fund is classified as a controlled foreign corporation (“CFC”) under the Code. For U.S. tax purposes, a CFC is not subject to U.S. income tax. However, as a wholly owned CFC, its net income and capital gains, to the extent of its earnings and profits, will be included each year in the Fund investment company taxable income. Net losses of the CFC cannot be deducted by the Fund in the current year, nor carried forward to offset taxable income in future years.

D.	Distributions to Shareholders—Dividends to shareholders from net investment income and distributions from net realized capital gains, if any, are declared and paid annually. Income dividends and capital gain distributions are determined in accordance with U.S. income tax regulations, which may differ from such amounts determined in accordance with GAAP.

E.	Use of Derivative Instruments—The Fund may invest in derivative instruments, including, but not limited to, options, futures, swaps and forward foreign currency contracts. A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. Derivative instruments may be privately
20

negotiated contracts (often referred to as over-the-counter (“OTC”) derivatives) or they may be listed and traded on an exchange. Derivative contracts may involve future commitments to purchase or sell financial instruments or commodities at specified terms on a specified date, or to exchange interest payment streams or currencies based on a notional or contractual amount. Derivative instruments may involve a high degree of financial risk. The use of derivative instruments also involves the risk of loss if the investment adviser is incorrect in its expectation of the timing or level of fluctuations in securities prices, interest rates or currency prices. Investments in derivative instruments also include the risk of default by the counterparty, the risk that the investment may not be liquid and the risk that a small movement in the price of the underlying security or benchmark may result in a disproportionately large movement, unfavorable or favorable, in the price of the derivative instrument. GAAP requires enhanced disclosures about the Fund’s derivative instruments and hedging activities. Details of this disclosure are found below as well as in the Consolidated Schedule of Investments.

Total Return Swaps—The Fund enters into total return swaps in order take a “long” position with respect to an underlying referenced asset. The Fund is subject to market price volatility of the underlying referenced asset. A total return swap involves commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent that the total return of the security, group of securities or index underlying the transaction exceeds or falls short of the offsetting interest obligation, the Fund will receive a payment from or make a payment to the counterparty. Documentation governing the Fund’s swap transactions may contain provisions for early termination of a swap in the event the net assets of the Fund decline below specific levels set forth in the documentation (“net asset contingent features”). If these levels are triggered, the Fund’s counterparty has the right to terminate the swap and require the Fund to pay or receive a settlement amount in connection with the terminated swap transaction. The total return swap position held by the Fund at June 30, 2020 is reflected in the Fund’s Consolidated Schedule of Investments. During the period ended June 30, 2020, the Fund held swap contracts for six months with an average monthly notional amount of $375,689,833.

21

CM COMMODITY INDEX FUND

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(unaudited) (continued)

At June 30, 2020, the Fund held the following derivatives (not designated as hedging instruments under GAAP):

Asset
Derivatives
Commodities
Futures Risk
Swap contracts[1]	$3,031,118

[1]	Consolidated Statement of Assets and Liabilities location: Total return swap contracts, at value

The impact of transactions in derivative instruments during the period ended June 30, 2020, was as follows:

Commodities
Futures Risk
Realized gain (loss):
Swap contracts[2]	$(83,391,087)
Net change in unrealized appreciation (depreciation):
Swap contracts[3]	(571,209)

[2]	Consolidated Statement of Operations location: Net realized gain (loss) on swap contracts
[3]	Consolidated Statement of Operations location: Net change in unrealized appreciation (depreciation) on swap contracts

F.	Offsetting Assets and Liabilities—In the ordinary course of business, the Fund enters into transactions subject to enforceable master netting agreements or other similar agreements. Generally, the right of offset in those agreements allows the Fund to offset any exposure to a specific counterparty with any collateral received from or delivered to that counterparty based on the terms of the agreements. The Fund may pledge or receive cash and/or securities as collateral for derivative instruments and securities lending. Collateral held for derivative instruments at June 30, 2020 is presented in the Consolidated Schedule of Investments.

For financial reporting purposes, the Fund presents securities lending assets and liabilities on a gross basis in the Consolidated Statement of Assets and Liabilities. Cash collateral received for securities lending in the form of money market investments, if any, at June 30, 2020 is presented in the Consolidated Schedule of Investments and in the Consolidated Statement of Assets and Liabilities. Non-cash collateral is disclosed in Note 9 (Securities Lending).

Additionally, the Fund presents derivative instruments on a gross basis in the Consolidated Statement of Assets and Liabilities. The table below presents both gross and net information about the instruments eligible for
22

offset in the Consolidated Statement of Assets and Liabilities subject to master netting or similar agreements, as well as financial collateral received or pledged (including cash collateral) as of June 30, 2020. The total amount of collateral reported, if any, is limited to the net amounts of financial assets and liabilities presented in the Consolidated Statement of Assets and Liabilities for the respective financial instruments. In general, collateral received or pledged exceeds the net amount of the unrealized gain/loss or market value of financial instruments.

		Gross	Net Amounts
		Amount	of Assets	Financial
	Gross	Offset in the	Presented in the	Instruments
	Amount of	Statement of	Statement of	and Cash
	Recognized	Assets and	Assets and	Collateral	Net
	Assets	Liabilities	Liabilities	Received	Amount

Total return swap contracts	$3,031,118	$ —	$3,031,118	$ —	$3,031,118

G.	Other—Security transactions are accounted for on trade date. Realized gains and losses are determined based on the specific identification method. Income, non-class specific expenses, gains and losses on investments are allocated to each class of shares based on its relative net assets. Dividend income is recorded on the ex-dividend date. Expenses directly attributable to a specific class are charged to that class.

The Fund earns interest income on uninvested cash balances held at the custodian bank. Such amounts, if any, are presented as interest income in the Consolidated Statement of Operations.

In the normal course of business, the Fund enter into contracts that contain a variety of general indemnifications. The Fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Adviser believes the risk of loss under these arrangements to be remote.

Note 3—Investment Management and Other Agreements—The Adviser receives a management fee, calculated daily and payable monthly based on an annual rate of 0.75% of the Fund’s average daily net assets.

The Adviser has agreed, until at least May 1, 2021, to waive management fees and assume expenses to prevent the Fund’s total annual operating expenses (excluding acquired fund fees and expenses, interest expense, trading expenses, dividend interest payments on securities sold short, taxes, and extraordinary expenses) from exceeding the expense limitations listed in the table below.

23

CM COMMODITY INDEX FUND

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(unaudited) (continued)

The current expense limitations and the amounts waived by the Adviser for the period ended June 30, 2020, are as follows:

		Waiver of
	Expense	Management
	Limitation	Fees
Class A	0.95%	$54,609
Class I	0.65	262,556
Class Y	0.70	347,215

For the period ended June 30, 2020, Van Eck Securities Corporation (the “Distributor”), and affiliate of the Adviser, received a total of $2,176 in sales loads relating to the sale of shares of the Fund, of which $1,879 was reallowed to broker/dealers and the remaining $297 was retained by the Distributor.

Certain officers of the Trust are officers, directors or stockholders of the Adviser and the Distributor.

Note 4—12b-1 Plan of Distribution—Pursuant to a Rule 12b-1 Plan of Distribution (the “Plan”), the Fund is authorized to incur distribution expenses which will principally be payments to securities dealers who have sold shares and serviced shareholder accounts, and payments to the Distributor for reimbursement of other actual promotion and distribution expenses incurred by the Distributor on behalf of the Fund. The amount paid under the Plan in any one year is limited to 0.25% of average daily net assets for Class A Shares and is recorded as Distribution fees in the Consolidated Statement of Operations.

Note 5—Investments—During the period ended June 30, 2020, the Fund had no purchases and sales of investments, other than U.S. government securities and short-term obligations.

Note 6—Income Taxes—As of June 30, 2020, for Federal income tax purposes, the identified tax cost of investments owned, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation (depreciation) of investments were as follows:

	Gross	Gross	Net Unrealized
Tax Cost of	Unrealized	Unrealized	Appreciation
Investments	Appreciation	Depreciation	(Depreciation)
$375,731,338	$8,799	$(22,628,741)	$(22,619,942)

The tax character of dividends paid to shareholders for the year ended December 31, 2019 was as follows:

Ordinary income	$5,102,254

The tax character of current year distributions, if any, will be determined at the end of the current fiscal year.

24

At December 31, 2019, the Fund had capital loss carryforwards available to offset future capital gains, as follows:

Short-Term
Capital Losses
With No Expiration
$(834)

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more-likely-than-not” to be sustained assuming examination by applicable tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on return filings for all open tax years. The Fund does not have exposure for additional years that might still be open in certain foreign jurisdictions. Therefore, no provision for income tax is required in the Fund’s financial statements. However, the Fund is subject to foreign taxes on the appreciation in value of certain investments. The Fund provides for such taxes, if any, on both realized and unrealized appreciation.

The Fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense on the Consolidated Statement of Operations. During the period ended June 30, 2020, the Fund did not incur any interest or penalties.

Note 7—Principal Risks—The Fund may invest in commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity futures contracts and options on futures contracts that provide economic exposure to the investment returns of the commodities markets. The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security. The value of commodity-linked derivative instruments may be affected by overall market movements and other factors affecting the value of a particular industry or commodity, such as weather, disease, embargoes, or political and economic events and regulatory developments. Exposure to the commodities markets, such as precious metals, industrial metals, gas and other energy products and natural resources, may subject the Fund to greater volatility than investments in traditional securities.

Changes in laws or government regulations by the United States and/or the Cayman Islands could adversely affect the operations of the Fund.

A recent outbreak of respiratory disease caused by a novel coronavirus, which was first detected in China in December 2019, has subsequently spread

25

CM COMMODITY INDEX FUND

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(unaudited) (continued)

internationally and has been declared a pandemic by the World Health Organization. The coronavirus has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, loss of life, as well as general concern and uncertainty. The coronavirus has already negatively impacted the economies of many nations, individual companies, and the market. This pandemic is expected to have a continued impact in ways that cannot necessarily be foreseen presently.

A more complete description of risks is included in the Fund’s Prospectus and Statement of Additional Information.

Note 8—Shareholder Transactions—Shares of beneficial interest issued, reinvested and redeemed (unlimited number of $0.001 par value shares authorized):

	Six Months Ended	Year Ended
	June 30, 2020	December 31, 2019
	(unaudited)
Class A
Shares sold	1,328,185	2,191,177
Shares reinvested	—	33,121
Shares redeemed	(1,068,840)	(3,295,795)
Net increase (decrease)	259,345	(1,071,497)
Class I
Shares sold	9,035,493	22,942,274
Shares reinvested	—	207,456
Shares redeemed	(11,497,868)	(30,555,856)
Net decrease	(2,462,375)	(7,406,126)
Class Y
Shares sold	16,554,721	16,080,750
Shares reinvested	—	551,117
Shares redeemed	(21,815,017)	(14,334,406)
Net increase (decrease)	(5,260,296)	2,297,461

Note 9—Securities Lending—To generate additional income, the Fund may lend its securities pursuant to a securities lending agreement with the securities lending agent. The Fund may lend up to 33% of its investments requiring that the loan be continuously collateralized by cash, cash equivalents, U.S. government securities, or any combination of cash and such securities at all times equal to at least 102% (105% for foreign securities) of the market value on the securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. During the term of the loan, the Fund will continue to receive any dividends, interest or amounts equivalent thereto, on the securities loaned while receiving

26

a fee from the borrower and/or earning interest on the investment of the cash collateral. Such fees and interest are shared with the securities lending agent under the terms of the securities lending agreement. Securities lending income is disclosed as such in the Consolidated Statement of Operations. The cash collateral is maintained on the Fund’s behalf by the lending agent and is invested in the State Street Navigator Securities Lending Government Money Market Portfolio. Non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities, and is not disclosed in the Fund’s Consolidated Statement of Assets and Liabilities as it is held by the agent on behalf of the Fund, and the Fund does not have the ability to re-hypothecate those securities. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the securities loaned. The Fund bears the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially. The value of loaned securities and related cash collateral at June 30, 2020 is presented on a gross basis in the Consolidated Schedule of Investments and Consolidated Statement of Assets and Liabilities. The following is a summary of the Fund’s securities on loan and related collateral as of June 30, 2020:

Market Value
of Securities	Cash	Non-Cash	Total
on Loan	Collateral	Collateral	Collateral
$23,742,430	$—	$24,233,443	$24,233,443

Note 10—Bank Line of Credit—The Trust participates with VanEck VIP Trust (collectively the “VE/VIP Funds”) in a $30 million committed credit facility (the “Facility”) to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the participating Fund and other temporary or emergency purposes. The participating VE/VIP Funds have agreed to pay commitment fees, pro rata, based on the unused but available balance. Interest is charged to the participating VE/VIP Funds at rates based on prevailing market rates in effect at the time of borrowings. During the period ended June 30, 2020, the Fund had no borrowings under the Facility.

Note 11—Trustee Deferred Compensation Plan—The Trust has a Deferred Compensation Plan (the “Deferred Plan”), for Trustees under which the Trustees can elect to defer receipt of their trustee fees until retirement, disability or termination from the Board of Trustees. The fees otherwise payable to the participating Trustees are deemed invested in eligible shares of the VE/VIP Funds as directed by the Trustees.

27

CM COMMODITY INDEX FUND

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(unaudited) (continued)

The expense for the Deferred Plan is included in “Trustees’ fees and expenses” in the Consolidated Statement of Operations. The liability for the Deferred Plan is shown as “Deferred Trustee fees” in the Consolidated Statement of Assets and Liabilities.

Note 12—Recent Accounting Pronouncements—The Fund adopted all provisions of the Accounting Standards Update No. 2018-13, Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”) that eliminate and modify certain disclosure requirements for fair value measurements. Public companies are required to disclose the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements. Based on management’s evaluation, the adoption of the ASU 2018-13 had no material impact on the financial statements and related disclosures.

Note 13—Subsequent Event Review—The Fund has evaluated subsequent events and transactions for potential recognition or disclosure through the date the financial statements were issued.

28

VANECK FUNDS

APPROVAL OF ADVISORY AGREEMENT

June 30, 2020 (unaudited)

CM COMMODITY INDEX FUND
(the “Fund”)

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that an investment advisory agreement between a fund and its investment adviser may be entered into only if it is approved, and may continue in effect from year to year after an initial two-year period only if its continuance is approved, at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund as defined in the 1940 Act (the “Independent Trustees”), at a meeting called for the purpose of considering such approval. On June 23, 2020, the Board of Trustees (the “Board”) of VanEck Funds (the “Trust”), including a majority of the Independent Trustees, approved the continuation of the existing advisory agreement (the “Advisory Agreement”) between the Fund and its investment adviser, Van Eck Absolute Return Advisers Corporation (together with its affiliated companies, the “Adviser”). Information regarding the material factors considered and related conclusions reached by the Board in approving the continuation of the Fund’s Advisory Agreement is set forth below.

In considering the continuation of the Advisory Agreement, the Board reviewed and considered information that had been provided by the Adviser throughout the year at meetings of the Board and its committees, including information requested by the Independent Trustees and furnished by the Adviser for meetings of the Board held on June 5, 2020 and June 23, 2020 specifically for the purpose of considering the continuation of the Advisory Agreement. The Independent Trustees were advised by independent legal counsel throughout the year, including during the contract renewal process, and met with independent legal counsel in executive sessions outside the presence of management. The written and oral reports provided to the Board included, among other things, the following:

■	Information about the overall organization of the Adviser and the Adviser’s short-term and long-term business plans with respect to its mutual fund operations and other lines of business;

■	The consolidated financial statements of the Adviser for the past two fiscal years;

■	A copy of the Advisory Agreement and descriptions of the services provided by the Adviser thereunder;
29

VANECK FUNDS

APPROVAL OF ADVISORY AGREEMENT

June 30, 2020 (unaudited) (continued)

■	Information regarding the qualifications, education and experience of the investment professionals responsible for portfolio management, investment research and trading activities for the Fund, the structure of their compensation and the resources available to support these activities;

■	A report prepared by Broadridge Financial Solutions (“Broadridge”), an independent consultant, comparing the Fund’s investment performance gross of expenses for a representative class of shares (including, where relevant, total returns, standard deviations, Sharpe ratios, information ratios, beta and alpha) for the one-, three-, five-and ten-year periods (as applicable) ended December 31, 2019 with the investment performance of (i) a universe of mutual funds selected by Broadridge with similar investment characteristics, utilizing for these purposes the oldest share class of each fund gross of expenses (the “Performance Category”), (ii) a sub-group of funds selected from the Performance Category by Broadridge further limited to approximate more closely the Fund’s investment style without regard to asset size (the “Performance Peer Group”) and |(iii) an appropriate benchmark index;

■	A report prepared by Broadridge comparing the advisory fees and other expenses of a representative class of shares of the Fund during its fiscal year ended December 31, 2019 with a similar share class of (i) funds in the Performance Category that have the same share class (the “Expense Category”) and (ii) a sub-set of the funds that comprise the Performance Peer Group that have the same share class (the “Expense Peer Group”);

■	An analysis of the profitability of the Adviser with respect to its services for the Fund and the VanEck complex of mutual funds as a whole (the “VanEck Complex”);

■	Information concerning the Adviser’s compliance program, the resources devoted to compliance efforts undertaken by the Adviser on behalf of the Fund, and reports regarding a variety of compliance-related issues;

■	Information with respect to the Adviser’s brokerage practices, including the Adviser’s processes for monitoring best execution of portfolio transactions and the benefits received by the Adviser from research acquired with soft dollars;
30

■	Information regarding the procedures used by the Adviser in monitoring the valuation of portfolio securities, including the methodologies used in making fair value determinations, and the Adviser’s due diligence process for recommending the selection of pricing vendors and monitoring the quality of the inputs provided by such vendors;

■	Information regarding how the Adviser safeguards the confidentiality and integrity of its data and files (both physical and electronic), as well as of any communications with third parties containing Fund and shareholder information, including reports regarding the Adviser’s cybersecurity framework and its implementation, the identification and monitoring of cybersecurity risks (including the risks that arise out of arrangements with third party service providers), the Adviser’s cybersecurity response policy and other initiatives of the Adviser to mitigate cybersecurity risks;

■	Information regarding the Adviser’s policies and practices with respect to personal investing by the Adviser and its employees, including reports regarding the administration of the Adviser’s code of ethics and the Adviser’s policy with respect to investments in the Fund by the Adviser’s investment personnel;

■	Information regarding the Adviser’s investment process for the Fund, including how the Adviser integrates non-accounting-based information (including, but not limited to “environmental, social and governance” factors) and the non-security-selection, non-portfolio-construction activities of the investment teams, such as engagement with portfolio companies and industry group participation;

■	Information regarding the Adviser’s role as the administrator of the Trust’s liquidity risk management program;

■	Descriptions of sub-transfer agency, omnibus account and other shareholder servicing arrangements for the Fund with intermediaries (collectively, “Servicing Arrangements”), including a description of the services provided by the intermediaries pursuant to such Servicing Arrangements and the payment terms of the Servicing Arrangements, as well as reports regarding the amounts paid pursuant to the Servicing Arrangements and the amounts paid to intermediaries with respect to the Fund by the Adviser pursuant to any revenue sharing arrangements and Servicing Arrangements (to the extent not paid by the Fund);
31

VANECK FUNDS

APPROVAL OF ADVISORY AGREEMENT

June 30, 2020 (unaudited) (continued)

■	Descriptions of other administrative and other non-investment management services provided by the Adviser for the Fund, including the Adviser’s activities in managing relationships with the Fund’s custodian, transfer agent and other service providers; and

■	Other information provided by the Adviser in its response to a comprehensive questionnaire from the Independent Trustees.

In determining whether to approve the continuation of the Advisory Agreement, the Board considered, among other things, the following: (1) the nature, quality, extent and cost of the investment management, administrative and other non-investment management services provided by the Adviser; (2) the nature, quality and extent of the services performed by the Adviser in interfacing with, and monitoring the services performed by, third parties, such as the Fund’s custodian, transfer agent, sub-transfer agents and independent auditor, and the Adviser’s commitment and efforts to review the quality and pricing of third party service providers to the Fund with a view to reducing non-management expenses of the Fund; (3) the terms of the Advisory Agreement and the services performed thereunder; (4) the willingness of the Adviser to limit the overall expenses of the Fund from time to time, if necessary or appropriate, by means of waiving all or a portion of its fees and/or paying expenses of the Fund; (5) the quality of the services, procedures and processes used to determine the value of the Fund’s assets and the actions taken to monitor and test the effectiveness of such services, procedures and processes; (6) the ongoing efforts of, and resources devoted by, the Adviser with respect to the development and implementation of a comprehensive compliance program; (7) the responsiveness of the Adviser to inquiries from, and examinations by, regulatory authorities, including the Securities and Exchange Commission; (8) the resources committed by the Adviser to information technology and cybersecurity; and (9) the ability of the Adviser to attract and retain quality professional personnel to perform investment advisory and administrative services for the Fund. The Board concluded that the nature, extent and quality of the services supported the renewal of the Advisory Agreement.

The performance data and the advisory fee and expense ratio data described below for the Fund is based on data for a representative class of shares of the Fund. The performance data is gross of expenses for periods on an annualized basis ended December 31, 2019, and the advisory fee and expense ratio data is as of the Fund’s fiscal year end of

32

December 31, 2019. The Board considered the Fund’s performance for periods subsequent to the performance period covered by the Broadridge reports, and considered the Adviser’s assessment of the same. The Board also noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including, in particular, that notable differences may exist between the Fund and the other funds in the Fund’s Performance Peer Group and Performance Category (for example, with respect to investment objective(s) and investment strategies) and that the results of the performance comparisons may vary depending on (i) the end dates for the performance periods that were selected and (ii) the selection of the Performance Peer Group and Performance Category.

Performance. The Board noted that the Fund seeks to track, before fees and expenses, the performance of the UBS Bloomberg Constant Maturity Commodity Total Return Index (the “UBS Index”) and that the Class A shares of the Fund had underperformed the UBS Index for the one-, three-and five-year periods. The Board also noted that the Class A shares of the Fund had outperformed its Performance Peer Group and Performance Category medians for the one-, three- and five-year periods. On the basis of the foregoing and other relevant information provided in response to inquiries by the Board, the Board concluded that the performance of the Fund supported the renewal of the Advisory Agreement.

Fees and Expenses. The Board noted that the fee rate payable for advisory services was lower than the median advisory fee rate for the Fund’s Expense Category and the same as the median advisory fee rate for the Fund’s Expense Peer Group. The Board also noted that the Fund’s total expense ratio, net of waivers or reimbursements was lower than the median total expense ratios of the Fund’s Expense Category and Expense Peer Group. The Board further noted that the Adviser has agreed to waive all or a portion of its advisory fees and/or pay expenses of the Fund through May 1, 2021 to the extent necessary to prevent the expense ratio of the Fund from exceeding a specified maximum amount (subject to certain exclusions).

On the basis of the foregoing, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the advisory fee rate charged to the Fund is reasonable.

Profitability and Economies of Scale. The Board considered the profits, if any, realized by the Adviser from managing the Fund and other mutual funds in the VanEck Complex and the methodology used to determine

33

VANECK FUNDS

APPROVAL OF ADVISORY AGREEMENT

June 30, 2020 (unaudited) (continued)

such profits. The Board noted that the levels of profitability reported on a fund-by-fund basis varied widely depending on such factors as the size, type of fund and operating history. Based on its review of the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the profits realized by the Adviser supported the renewal of the Advisory Agreement. In this regard, the Board also considered the extent to which the Adviser may realize economies of scale, if any, as the Fund grows and whether the Fund’s fee schedule reflects any economies of scale for the benefit of shareholders, and concluded that the fee schedule was appropriate. The Board also considered that the Fund benefits from economies of scale through lower fees charged by third party service providers based on the combined size of the VanEck Complex.

Conclusion. In determining the material factors to be considered in evaluating the Advisory Agreement for the Fund and the weight to be given to such factors, the members of the Board relied upon the advice of independent legal counsel and their own business judgment. The Board did not consider any single factor as controlling in determining whether to approve the continuation of the Advisory Agreement and each member of the Board may have placed varying emphasis on particular factors considered in reaching a conclusion. Moreover, this summary description does not necessarily identify all of the factors considered or conclusions reached by the Board. Based on its consideration of the foregoing factors and conclusions, and such other factors and conclusions as it deemed relevant, the Board unanimously approved the continuation of the Advisory Agreement for the Fund for an additional one-year period.

34

VANECK FUNDS

FUND’S LIQUIDITY RISK MANAGEMENT PROGRAM

(unaudited)

In accordance with Rule 22e-4 under the 1940 Act (the “Liquidity Rule”), the Fund has adopted and implemented a Liquidity Risk Management Program, (the “Program”) and the Fund’s Board has designated the Fund’s Adviser as the administrator of the Program. The Fund’s Adviser administers the Program through its Liquidity Committee. The purpose of the Program is to outline the techniques, tools and arrangements employed for the management of liquidity risk within the Fund, and the terms, contents and frequency of reporting and escalation of any issues to the Board. Liquidity is managed taking account of the investment strategy, liquidity profile, and redemption policy and history of the Fund, with the objective of maintaining a level of liquidity that is appropriate in light of the Fund’s obligations to its shareholders. The Program assesses liquidity risk under both normal and stressed market conditions.

The Board reviewed a report prepared by the Fund’s Adviser regarding the operation and effectiveness of the Program for the period from December 1, 2018 through December 31, 2019 (the “Review Period”). During the Review Period, the Fund maintained a high level of liquidity and primarily held assets that are defined under the Liquidity Rule as “Highly Liquid Investments.” As a result, the Fund has not adopted a “Highly Liquid Investment Minimum,” as defined under the Liquidity Rule. A Highly Liquid Investment is defined as cash and any investment reasonably expected to be convertible to cash in current market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.

During the Review Period, there were no liquidity events that materially affected the performance of the Fund or its ability to timely meet redemptions without dilution to existing shareholders, and the Fund’s Adviser provided its assessment that the program had been effective in managing the Fund’s liquidity risk. Further information on liquidity risks applicable to the Fund can be found in the Fund’s prospectus.

35

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the Fund’s prospectus and summary prospectus, which includes more complete information. Investing involves substantial risk and high volatility, including possible loss of principal. An investor should consider the investment objective, risks, charges and expenses of the Fund carefully before investing. To obtain a prospectus and summary prospectus, which contains this and other information, call 800.826.2333 or visit vaneck.com. Please read the prospectus and summary prospectus carefully before investing.

Additional information about the VanEck Fund’s (the “Trust”) Board of Trustees/Officers and a description of the policies and procedures the Trust uses to determine how to vote proxies relating to portfolio securities are provided in the Statement of Additional Information. The Statement of Additional Information and information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve month period ending June 30 is available, without charge, by calling 800.826.2333, or by visiting vaneck.com, or on the Securities and Exchange Commission’s website at https://www.sec.gov.

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-PORT. The Trust’s Form N-PORT filings are available on the Commission’s website at https://www.sec.gov and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 202.942.8090. The Fund’s complete schedule of portfolio holdings is also available by calling 800.826.2333 or by visiting vaneck.com.

Investment Adviser:	Van Eck Associates Corporation
Distributor:	Van Eck Securities Corporation
	666 Third Avenue, New York, NY 10017
	vaneck.com
Account Assistance:	800.544.4653	CMCISAR

SEMI-ANNUAL REPORT June 30, 2020 (unaudited)

VanEck Funds

Emerging Markets Fund

800.826.2333	vaneck.com

Certain information contained in this report represents the opinion of the investment adviser which may change at any time. This information is not intended to be a forecast of future events, a guarantee of future results or investment advice. Current market conditions may not continue. Also, unless otherwise specifically noted, any discussion of the Fund’s holdings, the Fund’s performance, and the views of the investment adviser are as of June 30, 2020.

EMERGING MARKETS FUND

PRESIDENT’S LETTER

June 30, 2020 (unaudited)

Dear Fellow Shareholders:

The story for the last decade was simple and familiar – slower global economic growth was combated by expansive monetary policy. After the shock of the COVID-19 virus, we are returning to this investment theme. Thus we believe investors should be comfortable maintaining their strategic allocations to stocks and bonds, given the central bank’s aggressive support of the financial markets.

Why do we have this view? First, we believe that we are in a global recession, not a depression. Two indicators of global recession are copper and oil. When China slowed at the end of 2015, copper and oil fell hard. Since oil and copper haven’t fallen below those 2015-2016 lows and in fact have been rallying from those lows, the chance of a depression seems low.

So our base case is that markets will feel like the recovery after the global financial crisis – lower interest rates, asset price inflation and weak job recovery (due to different factors – varied industry impact not increased regulation). No guarantee, of course, that there will not be a re-test of lows or new lows, but financial markets will likely lead the economic recovery.

Our assumptions regarding this outlook are that: the virus fatality curve has flattened, mitigation steps like shutdowns can be local to deal with additional outbreaks and a COVID-19 vaccine happens this year. A vaccine is the biggest factor with early development a positive and later availability (or none) a negative.

The investing outlook sometimes does change suddenly, as now. To get our quarterly investment outlooks, please subscribe to “Investment Outlook” on vaneck.com. Should you have any questions regarding fund performance, please contact us at 800.826.2333 or visit our website.

1

EMERGING MARKETS FUND

PRESIDENT’S LETTER

(unaudited) (continued)

We sincerely thank you for investing in VanEck’s investment strategies. On the following pages, you will find the financial statements for the six month period ended June 30, 2020. As always, we value your continued confidence in us and look forward to helping you meet your investment goals in the future.

Jan F. van Eck
CEO and President
VanEck Funds

July 8, 2020

Investing involves substantial risk and high volatility, including possible loss of principal. An investor should consider the investment objective, risks, charges and expenses of the Fund carefully before investing. To obtain a prospectus and summary prospectus, which contains this and other information, call 800.826.2333 or visit vaneck.com. Please read the prospectus and summary prospectus carefully before investing.

2

EMERGING MARKETS FUND

MANAGEMENT DISCUSSION

June 30, 2020 (unaudited)

The VanEck Emerging Markets Fund (the Fund) returned -7.32% (Class A Shares, excluding sales charge) during the six month period ended June 30, 2020, outperforming the MSCI Emerging Markets Investment Market Index (MSCI EM IMI),1 which returned -10.09%. The global pandemic has accelerated growth in certain sectors and industries such as e-commerce, data centers, telemedicine, video gaming and fintech with disruption timelines shortening. This acceleration trend has been positive for the Fund, as we have always been forward looking, focused primarily on many of these structural growth areas. As a result, we currently approach the second half of the year with an optimistic outlook, despite the current challenges.

Fund Review

Stock selection was again the main contributor to the Fund’s outperformance relative to its benchmark. On a sector level, exposures in consumer discretionary, energy and industrials contributed positively to the Fund’s relative performance, while those in the financials, healthcare and real estate sectors detracted. On a country level, investments in companies from China, South Africa and South Korea helped the Fund’s performance on a relative basis, whereas those in India, Brazil and the United Arab Emirates detracted.

The Fund’s top three contributing individual positions during the six month period ended June 30, 2020 were:

■	Tencent Holdings (6.6% of Fund net assets*), a longtime holding of the Fund, is a leading Internet company in China with the largest online community, focusing on social networking, chat and online gaming. In China, Internet is a structural growth theme with extensive untapped potential and it continues to increase in demand from current users. Grounded on its strong customer base, Tencent is well positioned to monetize its enormous base of users through value-add advertising and cloud and payment management services. During the period, the company benefited from increased usage of its gaming assets and saw some potential stabilization of its market share in digital advertising, together with an easier environment around the games approval process.

■	A-Living Services (2.6% of Fund net assets*) is a top 10 property manager in China, primarily focusing on residential property management. The company’s structural growth themes include the following: it operates in a consolidating industry, benefitting from increased urbanization and limited management contracts; A-Living
3

EMERGING MARKETS FUND

MANAGEMENT DISCUSSION

(unaudited) (continued)

has experienced a recent, substantial increase in square meters under management from parent companies, M&A activity and third-party business; and as the industry consolidates, property management fees are expected to increase. During the period, the company benefited from further recognition not only of the sustainability of its earnings and the good use to which it has been putting its cash, but also the soundness of the industry in which it operates. It continues to add property management projects, including third-party acquisitions, and has proven that accretive M&A expands the opportunity set.

■	Ping An Healthcare and Technology Company (1.7% of Fund net assets*), also based in China, is the largest healthcare technology platform by users globally. Ping An Good Doctor (PAGD) is a subsidiary of Ping An Healthcare and Technology Company. PAGD’s platform uses the Internet plus artificial intelligence (AI) to provide cost-efficient access to medical services in China and it is also expanding internationally. Ping An Good Doctor’s network provides convenient access to quality healthcare with minimal wait time through a phone app, versus the inconvenience, cost and risk of a hospital visit, which has been the norm in China. During the period, the global move to remoteness and social distancing has led to a surge in healthcare in general and telemedicine in particular.

The Fund’s three companies which detracted the most during the period were:

■	NMC Health (sold by end of period), a private hospital group in the UAE, suffered from a corporate governance issue, which crystalized in the first quarter. The Fund has exited its position. It appears that substantial unauthorized loans were taken out, which were not disclosed to the board of directors, the auditors or investors. Despite multiple meetings that we and other global investors had with the company, the existence of these “off book” loans was never mentioned, despite direct questioning.

■	IRB Brasil Resseguros (0.4% of Fund net assets*) is the largest reinsurance company in Brazil, with 40% market share. The company was the subject of a short selling report which questioned its aggressive accounting. In addition, management and shareholder change combined with a higher degree of uncertainty in its business prospects, causing the shares to lose significant value in the first half of 2020.

■	Finally, Movida Participações (0.9% of Fund net assets*) is the second largest car rental company in Brazil, with a focus on fleet rental
4

and used car sales, as well as its core car rental business. We have been invested in this company due to its strong market growth trend in an underpenetrated industry and an attractive valuation profile. Like all travel-related companies, Movida has suffered from an anticipation of substantially less demand. We believe the effect, while substantial, has been more than reflected in the share price movement.

During the period under review, as the beginning of 2020 unfolded, so did the global reach of COVID-19 and its impact on emerging markets’ economies. As is often the case in times of heightened risk, significant market turbulence disproportionately affected small- and mid-cap stocks in emerging markets in the first quarter of 2020. In the second quarter of the year, with emerging markets entering the stabilization phase and continued government support (in the form of monetary and fiscal policy), together with easing of COVID-19 restrictions, those stocks were able to recover, as we anticipated.

While the overall impact of COVID-19 has been negative across asset classes, there is silver lining: the Fund has always been forward looking, focusing on sectors and industries that form the future of emerging markets rather than the past. Concurrent with our portfolio companies’ forward-looking business models, their balance sheets are also more robust, allowing them not only to weather the storm, but also take advantage of opportunities in the market environment. Investing in emerging markets is for the long haul, and while we cannot say exactly how the recovery in economic activity will take shape, we can say that we feel confident that the portfolio is well positioned for most outcomes.

For more information or to access investment and timely market insights from the investment team, visit our website and subscribe to our commentaries.

5

EMERGING MARKETS FUND

MANAGEMENT DISCUSSION

(unaudited) (continued)

We appreciate your participation in the VanEck Emerging Markets Fund, and we look forward to helping you meet your investment goals in the future.

David Semple	Angus Shillington
Portfolio Manager	Deputy Portfolio Manager
July 20, 2020

Represents the opinions of the investment adviser. Past performance is no guarantee of future results. Not intended to be a forecast of future events, a guarantee of future results or investment advice. Current market conditions may not continue.

*	All Fund assets referenced are Total Net Assets as of June 30, 2020

All indices are unmanaged and include the reinvestment of all dividends, but do not reflect the payment of transaction costs, advisory fees or expenses that are associated with an investment in the Fund. Certain indices may take into account withholding taxes. An index’s performance is not illustrative of the Fund’s performance. Indices are not securities in which investments can be made.

[1]	The MSCI Emerging Markets Investable Markets Index captures large, mid- and small-cap representation across emerging markets countries and covers approximately 99% of the free float adjusted market capitalization in each country.
6

EMERGING MARKETS FUND

PERFORMANCE COMPARISON

June 30, 2020 (unaudited)

Average Annual Total Return*	Class A Before Sales Charge	Class A After Maximum Sales Charge	Class C Before Sales Charge	Class C After Maximum Sales Charge
Six Months	(7.32)%	(12.65)%	(7.74)%	(8.66)%
One Year	(1.20)%	(6.89)%	(2.04)%	(3.01)%
Five Year	2.76%	1.55%	1.96%	1.96%
Ten Year	5.28%	4.66%	4.43%	4.43%

Average Annual Total Return*	Class I**	Class Y**	Class Z**	MSCI EM IMI
Six Months	(7.10)%	(7.17)%	(7.04)%	(10.09)%
One Year	(0.77)%	(0.84)%	N/A	(3.97)%
Five Year	3.27%	3.16%	N/A	2.35%
Ten Year	5.79%	5.58%	N/A	3.11%
Life^	N/A	N/A	(0.33)%	(2.51)%

*	Returns less than one year are not annualized.
**	Classes are not subject to a sales charge
^	Since September 16, 2019 (Class Z)

The performance quoted represents past performance. Past performance does not guarantee future results; current performance may be lower or higher than the performance data quoted.

Investment return and value of shares of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance information reflects temporary waivers of expenses and/or fees, if any. Had the Fund incurred all expenses, investment returns would have been reduced. Fund returns assume that dividends and capital gains distributions have been reinvested in the Fund at NAV. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the redemption of Fund shares. Performance information current to the most recent month end is available by calling 800.826.2333 or by visiting vaneck.com.

All indices are unmanaged and include the reinvestment of all dividends, but do not reflect the payment of transaction costs, advisory fees or expenses that are associated with an investment in the Fund. Certain indices may take into account withholding taxes. An index’s performance is not illustrative of the Fund’s performance. Indices are not securities in which investments can be made.

MSCI Emerging Markets Investable Market Index (MSCI EM IMI) captures large, mid and small cap representation across emerging markets (EM) countries. The index covers approximately 99% of the free float-adjusted market capitalization in each country.

7

EMERGING MARKETS FUND

EXPLANATION OF EXPENSES

(unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchase payments; and (2) ongoing costs, including management fees and other Fund expenses. This disclosure is intended to help you understand the ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The disclosure is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2020 to June 30, 2020.

Actual Expenses

The first line in the table below provides information about account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as fees on purchase payments. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

8

	Beginning Account Value January 1, 2020	Ending Account Value June 30, 2020	Annualized Expense Ratio During Period	Expenses Paid During the Period* January 1, 2020 – June 30, 2020
Class A
Actual	$1,000.00	$926.80	1.48%	$7.09
Hypothetical**	$1,000.00	$1,017.50	1.48%	$7.42
Class C
Actual	$1,000.00	$922.60	2.29%	$10.95
Hypothetical**	$1,000.00	$1,013.48	2.29%	$11.46
Class I
Actual	$1,000.00	$929.00	1.00%	$4.80
Hypothetical**	$1,000.00	$1,019.89	1.00%	$5.02
Class Y
Actual	$1,000.00	$928.30	1.10%	$5.27
Hypothetical**	$1,000.00	$1,019.39	1.10%	$5.52
Class Z
Actual	$1,000.00	$929.60	0.90%	$4.32
Hypothetical**	$1,000.00	$1,020.39	0.90%	$4.52

*	Expenses are equal to the Fund’s annualized expense ratio (for the six months ended June 30, 2020), multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year divided by the number of the days in the fiscal year (to reflect the one-half year period).

**	Assumes annual return of 5% before expenses
9

EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS

June 30, 2020 (unaudited)

Number of Shares		Value

COMMON STOCKS: 97.2%
Argentina: 0.6%
11,750	MercadoLibre, Inc. (USD) *	$11,582,797
Brazil: 3.9%
4,861,300	Fleury SA	21,981,826
3,622,400	IRB Brasil Resseguros SA	7,327,265
1,503,100	Locaweb Servicos de Internet SA Reg S 144A *	11,940,553
7,275,700	Movida Participacoes SA	17,593,545
5,598,000	Rumo SA *	23,151,288
		81,994,477
China / Hong Kong: 40.9%
667,400	Alibaba Group Holding Ltd. (ADR) *	143,958,180
10,559,500	A-Living Services Co. Ltd. Reg S 144A #	53,665,207
1,566,000	Anta Sports Products Ltd. #	13,932,819
167,000	Baozun, Inc. (ADR) * †	6,421,150
136,000	BeiGene Ltd. (ADR) *	25,622,400
8,365,994	China Animal Healthcare Ltd. * # ∞	153,223
4,740,000	China Conch Venture Holdings Ltd. #	20,118,382
19,104,000	China Education Group Holdings Ltd. Reg S #	30,808,266
28,355,000	Fu Shou Yuan International Group Ltd. #	26,067,466
606,100	GDS Holdings Ltd. (ADR) *	48,281,926
997,000	HUYA, Inc. (ADR) * †	18,613,990
Number of Shares		Value

China / Hong Kong: (continued)
34,700	Hygeia Healthcare Holdings Co. Ltd. Reg S 144A *	$119,539
5,200,000	Jinxin Fertility Group Ltd. Reg S 144A #	7,903,764
1,569,000	Meituan Dianping Reg S * #	35,061,434
201,000	New Oriental Education & Technology Group, Inc. (ADR) *	26,176,230
9,727,959	Ping An Bank Co. Ltd. #	17,671,307
2,315,000	Ping An Healthcare and Technology Co. Ltd. Reg S 144A * † #	35,492,499
8,439,000	Ping An Insurance Group Co. of China Ltd. #	84,128,279
1,217,000	Shenzhou International Group Holdings Ltd. #	14,795,322
93,000	Silergy Corp. #	6,092,270
2,147,500	Tencent Holdings Ltd. #	137,607,222
907,000	Tencent Music Entertainment Group (ADR) *	12,208,220
11,530,000	Topsports International Holdings Ltd. Reg S 144A #	14,834,072
599,917	Wuliangye Yibin Co. Ltd. #	14,576,142
2,219,000	Wuxi Biologics Cayman, Inc. Reg S 144A * #	40,731,084
517,962	Yifeng Pharmacy Chain Co. Ltd. #	6,681,170

See Notes to Financial Statements

10

Number of Shares		Value

China / Hong Kong: (continued)
190,000	Yum China Holdings, Inc. (USD) *	$9,133,300
		850,854,863
Egypt: 2.2%
41,387,115	Cleopatra Hospital *	13,487,994
6,163,312	Commercial International Bank Egypt SAE #	24,799,142
14,870,278	Juhayna Food Industries #	7,013,772
		45,300,908
Georgia: 1.0%
1,212,197	Bank of Georgia Group Plc (GBP) * #	16,163,903
815,197	Georgia Capital Plc (GBP) * #	4,664,161
		20,828,064
Germany: 1.7%
350,000	Delivery Hero SE Reg S 144A * #	35,968,532
Hungary: 0.8%
442,000	OTP Bank Nyrt * #	15,538,639
India: 9.3%
3,290,007	Bandhan Bank Ltd. Reg S 144A #	14,089,578
6,675,000	Cholamandalam Investment and Finance Co. Ltd. #	16,751,133
3,607,000	HDFC Bank Ltd. #	50,726,800
816,000	HDFC Bank Ltd. (ADR)	37,095,360
20,957,220	Lemon Tree Hotels Ltd. Reg S 144A * #	6,806,164
Number of Shares		Value

India: (continued)
1,585,000	Oberoi Realty Ltd. #	$7,631,547
1,973,200	Phoenix Mills Ltd. #	15,218,392
1,477,000	Reliance Industries Ltd. * #	33,663,487
-98,466	Reliance Industries Ltd. *	1,043,166
839,000	Titan Co. Ltd. #	10,590,690
		193,616,317
Indonesia: 2.1%
138,500,000	Bank BTPN Syariah Tbk PT #	31,030,660
56,375,000	Bank Rakyat Indonesia Tbk PT #	12,032,854
		43,063,514
Kenya: 0.8%
62,420,000	Safaricom Plc #	16,891,341
Kuwait: 0.7%
1,481,090	Human Soft Holding Co. KSC * #	13,456,723
Mexico: 2.3%
8,110,647	Qualitas Controladora SAB de CV	31,899,867
6,222,000	Regional SAB de CV	16,645,599
		48,545,466
Netherlands: 3.1%
700,727	Prosus NV * #	65,333,974
Philippines: 4.1%
52,622,700	Ayala Land, Inc. #	35,890,977
159,800,000	Bloomberry Resorts Corp. #	23,996,777
12,263,740	International Container Terminal Services, Inc. #	25,235,679
		85,123,433

See Notes to Financial Statements

11

EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Number of Shares		Value

Russia: 2.8%
2,121,000	Sberbank of Russia PJSC (ADR) #	$24,110,983
667,000	Yandex NV (USD) *	33,363,340
		57,474,323
Saudi Arabia: 0.1%
147,000	Leejam Sports Co. JSC	2,292,589
Singapore: 0.9%
180,000	Sea Ltd. (ADR) *	19,303,200
South Africa: 2.5%
9,026,708	Advtech Ltd.	3,745,414
142,727	Naspers Ltd. #	26,230,410
21,069,810	Transaction Capital Ltd. #	22,656,733
		52,632,557
South Korea: 5.0%
321,000	Douzone Bizon Co. Ltd. #	27,426,410
31,000	Naver Corp. #	6,974,480
19,900	NCSoft Corp. #	14,804,141
177,185	Samsung SDI Co. Ltd. #	54,176,363
		103,381,394
Spain: 0.8%
980,367	CIE Automotive SA #	17,259,439
Taiwan: 4.3%
5,600,000	Chroma ATE, Inc. #	28,981,064
2,053,132	Poya International Co. Ltd. #	40,572,944
713,000	Wiwynn Corp. #	19,491,951
		89,045,959
Thailand: 1.9%
6,194,000	CP ALL PCL #	13,651,303
10,586,176	Srisawad Corp. PCL (NVDR) #	17,786,493
348,334	Srisawad Corp. PCL - Foreign * #	585,258
Number of Shares		Value

Thailand: (continued)
14,565,000	Thai Beverage PCL (SGD) #	$7,110,095
		39,133,149
Turkey: 3.3%
3,102,147	AvivaSA Emeklilik ve Hayat AS #	6,660,243
9,375,392	MLP Saglik Hizmetleri AS Reg S 144A * #	27,276,285
10,507,140	Sok Marketler Ticaret AS * #	20,601,795
3,864,000	Tofas Turk Otomobil Fabrikasi AS #	15,036,278
		69,574,601
United Kingdom: 0.9%
10,147,714	Helios Towers Plc * #	18,725,006
812,346	Hirco Plc * # ∞	0
		18,725,006
United States: 1.0%
2,179,000	Laureate Education, Inc. *	21,713,735
Uruguay: 0.2%
2,100,797	Biotoscana Investments SA (BDR) *	3,894,013
Total Common Stocks (Cost: $1,641,818,883)		2,022,529,013
MONEY MARKET FUND: 2.8% (Cost: $58,440,172)
58,440,172	Invesco Treasury Portfolio – Institutional Class	58,440,172
Total Investments Before Collateral for Securities Loaned: 100.0% (Cost: $1,700,259,055)		2,080,969,185

See Notes to Financial Statements

12

Number of Shares		Value

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.3% (Cost: $5,024,584)
Money Market Fund: 0.3%
5,024,584	State Street Navigator Securities Lending Government Money Market Portfolio	$5,024,584
Total Investments: 100.3% (Cost: $1,705,283,639)		2,085,993,769
Liabilities in excess of other assets: (0.3)%		(5,404,524)
NET ASSETS: 100.0%		$2,080,589,245

Definitions:

ADR	American Depositary Receipt
BDR	Brazilian Depositary Receipt
GBP	British Pound
NVDR	Non-Voting Depositary Receipt
SGD	Singapore Dollar
USD	United States Dollar

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $57,032,513.
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $1,453,932,527 which represents 69.9% of net assets.
∞	Security is valued using significant unobservable inputs that factor in discount for lack of marketability and is classified as Level 3 in the fair value hierarchy
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $248,827,277, or 12.0% of net assets.

See Notes to Financial Statements

13

EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Communication Services	13.4%	$278,490,940
Consumer Discretionary	29.6	615,774,705
Consumer Staples	3.4	69,634,277
Energy	1.7	34,706,653
Financials	21.7	452,364,257
Health Care	8.5	176,662,627
Industrials	6.7	139,764,101
Information Technology	9.4	196,390,537
Real Estate	2.8	58,740,916
Money Market Fund	2.8	58,440,172
	100.0%	$2,080,969,185

The summary of inputs used to value the Fund’s investments as of June 30, 2020 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Argentina	$11,582,797	$—	$—	$11,582,797
Brazil	81,994,477	—	—	81,994,477
China / Hong Kong	290,534,935	560,166,705	153,223	850,854,863
Egypt	13,487,994	31,812,914	—	45,300,908
Georgia	—	20,828,064	—	20,828,064
Germany	—	35,968,532	—	35,968,532
Hungary	—	15,538,639	—	15,538,639
India	38,138,526	155,477,791	—	193,616,317
Indonesia	—	43,063,514	—	43,063,514
Kenya	—	16,891,341	—	16,891,341
Kuwait	—	13,456,723	—	13,456,723
Mexico	48,545,466	—	—	48,545,466
Netherlands	—	65,333,974	—	65,333,974
Philippines	—	85,123,433	—	85,123,433
Russia	33,363,340	24,110,983	—	57,474,323
Saudi Arabia	2,292,589	—	—	2,292,589
Singapore	19,303,200	—	—	19,303,200
South Africa	3,745,414	48,887,143	—	52,632,557
South Korea	—	103,381,394	—	103,381,394
Spain	—	17,259,439	—	17,259,439
Taiwan	—	89,045,959	—	89,045,959
Thailand	—	39,133,149	—	39,133,149
Turkey	—	69,574,601	—	69,574,601
United Kingdom	—	18,725,006	0	18,725,006
United States	21,713,735	—	—	21,713,735
Uruguay	3,894,013	—	—	3,894,013
Money Market Funds	63,464,756	—	—	63,464,756
Total	$632,061,242	$1,453,779,304	$153,223	$2,085,993,769

See Notes to Financial Statements

14

EMERGING MARKETS FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2020 (unaudited)

Assets:
Investments, at value (Cost $1,700,259,055) (1)	$2,080,969,185
Short-term investment held as collateral for securities loaned (2)	5,024,584
Cash denominated in foreign currency, at value (Cost $163,855)	163,857
Receivables:
Investment securities sold	1,776,981
Shares of beneficial interest sold	2,534,084
Dividends and interest	773,667
Prepaid expenses	30,244
Other assets	11,893
Total assets	2,091,284,495
Liabilities:
Payables:
Investment securities purchased	484,891
Collateral for securities loaned	5,024,584
Shares of beneficial interest redeemed	2,099,593
Due to Adviser	1,140,718
Due to Distributor	51,613
Deferred Trustee fees	1,358,634
Accrued expenses	535,217
Total liabilities	10,695,250
NET ASSETS	$2,080,589,245
Class A Shares:
Net Assets	$133,741,574
Shares of beneficial interest outstanding	8,004,283
Net asset value and redemption price per share	$16.71
Maximum offering price per share (Net asset value per share ÷ 94.25%)	$17.73
Class C Shares:
Net Assets	$29,899,422
Shares of beneficial interest outstanding	2,022,319
sales charge within the first year of ownership)	$14.78
Class I Shares:
Net Assets	$825,991,891
Shares of beneficial interest outstanding	46,765,688
Net asset value, offering and redemption price per share	$17.66
Class Y Shares:
Net Assets	$1,068,872,381
Shares of beneficial interest outstanding	62,971,204
Net asset value, offering and redemption price per share	$16.97
Class Z Shares:
Net Assets	$22,083,977
Shares of beneficial interest outstanding	1,248,560
Net asset value, offering and redemption price per share	$17.69
Net Assets consist of:
Aggregate paid in capital	$1,850,133,377
Total distributable earnings (loss)	230,455,868
$2,080,589,245
(1) Value of securities on loan	$57,032,513
(2) Cost of short-term investment held as collateral for securities loaned	$5,024,584

See Notes to Financial Statements

15

EMERGING MARKETS FUND

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2020 (unaudited)

Income:
Dividends	$14,729,149
Securities lending income	298,934
Foreign taxes withheld	(1,924,436)
Total income	13,103,647
Expenses:
Management fees	7,470,206
Distribution fees – Class A Shares	155,890
Distribution fees – Class C Shares	153,497
Transfer agent fees – Class A Shares	89,949
Transfer agent fees – Class C Shares	27,133
Transfer agent fees – Class I Shares	222,290
Transfer agent fees – Class Y Shares	453,388
Transfer agent fees – Class Z Shares	4,951
Administration fees	2,490,069
Custodian fees	232,599
Professional fees	55,004
Registration fees – Class A Shares	15,898
Registration fees – Class C Shares	8,174
Registration fees – Class I Shares	13,428
Registration fees – Class Y Shares	61,814
Registration fees – Class Z Shares	5,602
Reports to shareholders	62,474
Insurance	36,059
Trustees’ fees and expenses	157,926
Interest	781
Other	31,954
Total expenses	11,749,086
Waiver of management fees	(758,161)
Net expenses	10,990,925
Net investment income	2,112,722
Net realized loss on:
Investments	(52,100,200)
Foreign currency transactions and foreign denominated assets and liabilities	(457,040)
Net realized loss	(52,557,240)
Net change in unrealized appreciation (depreciation) on:
Investments (net of foreign taxes $578,512)	(118,807,528)
Foreign currency transactions and foreign denominated assets and liabilities	(181,325)
Net change in unrealized appreciation (depreciation)	(118,988,853)
Net Decrease in Net Assets Resulting from Operations	$(169,433,371)

See Notes to Financial Statements

16

EMERGING MARKETS FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2020	Year Ended December 31, 2019
	(unaudited)
Operations:
Net investment income	$2,112,722	$46,897,745
Net realized gain (loss)	(52,557,240)	1,350,490
Net change in unrealized appreciation (depreciation)	(118,988,853)	465,502,640
Net increase (decrease) in net assets resulting from operations	(169,433,371)	513,750,875
Distributions to shareholders:
Class A Shares	—	(2,113,075)
Class C Shares	—	(386,169)
Class I Shares	—	(15,617,402)
Class Y Shares	—	(24,783,532)
Class Z Shares	—	(103,112)
Total distributions	—	(43,003,290)
Share transactions:
Proceeds from sale of shares
Class A Shares	35,466,511	41,022,415
Class C Shares	2,402,907	7,052,319
Class I Shares	236,799,468	243,585,686
Class Y Shares	215,679,443	400,353,524
Class Z Shares	17,269,059	5,235,982
	507,617,388	697,249,926
Reinvestment of distributions
Class A Shares	—	1,456,581
Class C Shares	—	293,284
Class I Shares	—	8,117,940
Class Y Shares	—	18,567,809
Class Z Shares	—	103,112
	—	28,538,726
Cost of shares redeemed
Class A Shares	(30,032,869)	(53,367,607)
Class C Shares	(5,788,610)	(8,665,130)
Class I Shares	(159,814,045)	(193,051,638)
Class Y Shares	(330,979,694)	(300,173,014)
Class Z Shares	(2,551,796)	(49,517)
	(529,167,014)	(555,306,906)
Net increase (decrease) in net assets resulting from share transactions	(21,549,626)	170,481,746
Total increase (decrease) in net assets	(190,982,997)	641,229,331
Net Assets:
Beginning of period	2,271,572,242	1,630,342,911
End of period	$2,080,589,245	$2,271,572,242

See Notes to Financial Statements

17

EMERGING MARKETS FUND

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Class A
	For the Six Months Ended June 30,		Year Ended December 31,
	2020		2019	2018	2017		2016	2015
	(unaudited)
Net asset value, beginning of period	$18.03		$14.14	$18.44	$12.33		$12.40	$14.24
Income from investment operations:
Net investment income (loss)	(0.01	)(b)	0.31 (b)	0.03 (b)	—	(b)(e)	0.04	0.02
Net realized and unrealized gain (loss) on investments		(1.31)	3.86	(4.33)	6.13		(0.09)	(1.86)
Total from investment operations		(1.32)	4.17	(4.30)	6.13		(0.05)	(1.84)
Less distributions from:
Net investment income	—		(0.28)	— (e)	(0.02)		(0.02)	— (e)
Net asset value, end of period	$16.71		$18.03	$14.14	$18.44		$12.33	$12.40
Total return (a)	(7.32	)%(c)	29.52%	(23.30)%	49.70%		(0.43)%	(12.91)%
Ratios/Supplemental Data
Net assets, end of period (000’s)	$133,742		$137,985	$117,928	$195,080		$116,083	$141,901
Ratio of gross expenses to average net assets	1.48	%(d)	1.53%	1.50%	1.47%		1.53%	1.46%
Ratio of net expenses to average net assets	1.48	%(d)	1.53%	1.50%	1.47%		1.53%	1.46%
Ratio of net expenses to average net assets, excluding interest expense	1.48	%(d)	1.53%	1.50%	1.47%		1.53%	1.46%
Ratio of net investment income (loss) to average net assets	(0.15	)%(d)	1.86%	0.17%	(0.01)%		0.25%	0.20%
Portfolio turnover rate	14	%(c)	24%	39%	36%		51%	38%
(a)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized.
(d)	Annualized.
(e)	Amount represents less than $0.005 per share.

See Notes to Financial Statements

18

EMERGING MARKETS FUND

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Class C
	For the Six Months Ended June 30,		Year Ended December 31,
	2020		2019	2018		2017		2016	2015
	(unaudited)
Net asset value, beginning of period	$16.02		$12.60	$16.55		$11.14		$11.30	$13.08
Income from investment operations:
Net investment income (loss)	(0.07	)(b)	0.16 (b)	(0.09	)(b)	(0.12	)(b)	(0.06)	(0.07)
Net realized and unrealized gain (loss) on investments		(1.17)	3.43	(3.86)		5.53		(0.08)	(1.71)
Total from investment operations		(1.24)	3.59	(3.95)		5.41		(0.14)	(1.78)
Less distributions from:
Net investment income	—		(0.17)	—		—		(0.02)	— (e)
Net asset value, end of period	$14.78		$16.02	$12.60		$16.55		$11.14	$11.30
Total return (a)	(7.74	)%(c)	28.51%	(23.87)%		48.56%		(1.27)%	(13.60)%
Ratios/Supplemental Data
Net assets, end of period (000’s)	$29,899		$36,542	$29,916		$38,736		$22,238	$27,438
Ratio of gross expenses to average net assets	2.29	%(d)	2.32%	2.27%		2.28%		2.32%	2.26%
Ratio of net expenses to average net assets	2.29	%(d)	2.32%	2.27%		2.28%		2.32%	2.26%
Ratio of net expenses to average net assets, excluding interest expense	2.29	%(d)	2.32%	2.27%		2.28%		2.32%	2.26%
Ratio of net investment income (loss) to average net assets	(0.97	)%(d)	1.12%	(0.57)%		(0.85)%		(0.52)%	(0.59)%
Portfolio turnover rate	14	%(c)	24%	39%		36%		51%	38%
(a)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized.
(d)	Annualized.
(e)	Amount represents less than $0.005 per share.

See Notes to Financial Statements

19

EMERGING MARKETS FUND

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Class I
	For the Six
	Months
	Ended
	June 30,		Year Ended December 31,
	2020		2019	2018	2017	2016	2015
	(unaudited)
Net asset value, beginning of period	$19.01		$14.90	$19.46	$13.00	$13.01	$14.86
Income from investment operations:
Net investment income	0.03	(b)	0.43 (b)	0.12 (b)	0.07 (b)	0.07	0.06
Net realized and unrealized gain (loss) on investments		(1.38)	4.05	(4.58)	6.48	(0.06)	(1.91)
Total from investment operations		(1.35)	4.48	(4.46)	6.55	0.01	(1.85)
Less distributions from:
Net investment income	—		(0.37)	(0.10)	(0.09)	(0.02)	— (e)
Net asset value, end of period	$17.66		$19.01	$14.90	$19.46	$13.00	$13.01
Total return (a)	(7.10	)%(c)	30.11%	(22.88)%	50.40%	0.05%	(12.44)%
Ratios/Supplemental Data
Net assets, end of period (000’s)	$825,992		$804,200	$575,466	$773,952	$488,066	$274,309
Ratio of gross expenses to average net assets	1.12	%(d)	1.16%	1.14%	1.15%	1.16%	1.14%
Ratio of net expenses to average net assets	1.00	%(d)	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net expenses to average net assets, excluding interest expense	1.00	%(d)	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income to average net assets	0.33	%(d)	2.46%	0.68%	0.45%	0.76%	0.64%
Portfolio turnover rate	14	%(c)	24%	39%	36%	51%	38%
(a)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized.
(d)	Annualized.
(e)	Amount represents less than $0.005 per share.

See Notes to Financial Statements

20

EMERGING MARKETS FUND

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Class Y
	For the Six
	Months
	Ended
	June 30,		Year Ended December 31,
	2020		2019	2018	2017	2016	2015
	(unaudited)
Net asset value, beginning of period	$18.28		$14.33	$18.73	$12.51	$12.53	$14.33
Income from investment operations:
Net investment income	0.02	(b)	0.39 (b)	0.10 (b)	0.05 (b)	0.06	0.06
Net realized and unrealized gain (loss) on investments		(1.33)	3.92	(4.41)	6.24	(0.06)	(1.86)
Total from investment operations		(1.31)	4.31	(4.31)	6.29	(0.00)	(1.80)
Less distributions from:
Net investment income	—		(0.36)	(0.09)	(0.07)	(0.02)	— (e)
Net asset value, end of period	$16.97		$18.28	$14.33	$18.73	$12.51	$12.53
Total return (a)	(7.17	)%(c)	30.07%	(23.03)%	50.32%	(0.03)%	(12.55)%
Ratios/Supplemental Data
Net assets, end of period (000’s)	$1,068,872		$1,287,338	$907,032	$1,007,275	$463,494	$259,517
Ratio of gross expenses to average net assets	1.15	%(d)	1.18%	1.16%	1.15%	1.21%	1.23%
Ratio of net expenses to average net assets	1.10	%(d)	1.10%	1.10%	1.10%	1.10%	1.10%
Ratio of net expenses to average net assets, excluding interest expense	1.10	%(d)	1.10%	1.10%	1.10%	1.10%	1.10%
Ratio of net investment income to average net assets	0.20	%(d)	2.32%	0.59%	0.32%	0.65%	0.58%
Portfolio turnover rate	14	%(c)	24%	39%	36%	51%	38%
(a)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized.
(d)	Annualized.
(e)	Amount represents less than $0.005 per share.

See Notes to Financial Statements

21

EMERGING MARKETS FUND

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Class Z
	For the Six		September 16,
	Months		2019 (a)
	Ended		through
	June 30,		December 31,
	2020		2019
	(unaudited)
Net asset value, beginning of period	$19.03		$18.08
Income from investment operations:
Net investment income (loss)	0.04	(b)	(0.02	)(b)
Net realized and unrealized gain (loss) on investments		(1.38)	1.34
Total from investment operations		(1.34)	1.32
Less distributions from:
Net investment income	—			(0.37)
Net asset value, end of period	$17.69		$19.03
Total return (c)	(7.04	)%(d)	7.29	%(d)
Ratios/Supplemental Data
Net assets, end of period (000’s)	$22,084		$5,508
Ratio of gross expenses to average net assets	1.25	%(e)	1.31	%(e)
Ratio of net expenses to average net assets	0.90	%(e)	0.90	%(e)
Ratio of net expenses to average net assets, excluding interest expense	0.90	%(e)	0.90	%(e)
Ratio of net investment income (loss) to average net assets	0.49	%(e)	(0.27	)%(e)
Portfolio turnover rate	14	%(d)	24	%(d)
(a)	Commencement of operations
(b)	Calculated based upon average shares outstanding.
(c)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(d)	Not annualized.
(e)	Annualized.

See Notes to Financial Statements

22

EMERGING MARKETS FUND

NOTES TO FINANCIAL STATEMENTS

June 30, 2020 (unaudited)

Note 1—Fund Organization—VanEck Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust was organized as a Massachusetts business trust on April 3, 1985. The Emerging Markets Fund (the “Fund”) is a diversified series of the Trust and seeks long-term capital appreciation by investing primarily in equity securities in emerging markets around the world. The Fund currently offers five classes of shares: Class A, C, I, Y and Z Shares. Each share class represents an interest in the same portfolio of investments of the Fund and is substantially the same in all respects, except that the classes are subject to different distribution fees and sales charges. Class I, Y and Z Shares are sold without a sales charge; Class A Shares are sold subject to a front-end sales charge; and Class C Shares are sold with a contingent deferred sales charge.

Note 2—Significant Accounting Policies—The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The Fund is an investment company and follows accounting and reporting requirements of Accounting Standards Codification (“ASC”) 946 Financial Services – Investment Companies.

The following is a summary of significant accounting policies followed by the Fund.

A.	Security Valuation—The Fund values its investments in securities and other assets and liabilities at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Securities traded on national exchanges are valued at the closing price on the markets in which the securities trade. Securities traded on the NASDAQ Stock Market LLC (“NASDAQ”) are valued at the NASDAQ official closing price. Over-the-counter securities not included on NASDAQ and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded, they are categorized as Level 1 in the fair value hierarchy (described below). Certain foreign securities, whose values may be affected by market direction or events occurring before the Fund’s pricing time (4:00 p.m. Eastern Time) but after the last close of the securities’ primary market, are fair valued using a pricing service and are categorized as Level 2 in the fair value hierarchy. The pricing service, using methods approved by the Board of Trustees,
23

EMERGING MARKETS FUND

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant ADR’s and futures contracts. The Fund may also fair value securities in other situations, such as when a particular foreign market is closed but the Fund is open. Short-term obligations with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Money market fund investments are valued at net asset value and are categorized as Level 1 in the fair value hierarchy. The Pricing Committee of Van Eck Associates Corporation (the “Adviser”) provides oversight of the Fund’s valuation policies and procedures, which are approved by the Fund’s Board of Trustees. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and other market sources to determine fair value. The Pricing Committee convenes regularly to review the fair value of financial instruments or other assets. If market quotations for a security or other asset are not readily available, or if the Adviser believes it does not otherwise reflect the fair value of a security or asset, the security or asset will be fair valued by the Pricing Committee in accordance with the Fund’s valuation policies and procedures. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, periodic comparisons to valuations provided by other independent pricing services, transactional back-testing and disposition analysis.

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and other security specific information are used to determine the fair value of these securities. Depending on the relative significance of valuation inputs, these securities may be categorized either as Level 2 or Level 3 in the fair value hierarchy. The price which the Fund may realize upon sale of an investment may differ materially from the value presented in the Schedule of Investments.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis, which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The fair value hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels of
24

the fair value hierarchy are described below:

Level 1 –	Quoted prices in active markets for identical securities.

Level 2 –	Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 –	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of the inputs and the levels used to value the Fund’s investments are located in the Schedule of Investments. Additionally, tables that reconcile the valuation of the Fund’s Level 3 investments and that present additional information about the valuation methodologies and unobservable inputs, if applicable, are located in the Schedule of Investments.

B.	Federal Income Taxes—It is the Fund’s policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income and net realized capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

C.	Currency Translation—Assets and liabilities denominated in foreign currencies and commitments under foreign currency contracts are translated into U.S. dollars at the closing prices of such currencies each business day as quoted by one or more sources. Purchases and sales of investments are translated at the exchange rates prevailing when such investments are acquired or sold. Foreign denominated income and expenses are translated at the exchange rates prevailing when accrued. The portion of realized and unrealized gains and losses on investments that result from fluctuations in foreign currency exchange rates is not separately disclosed in the financial statements. Such amounts are included with the net realized and unrealized gains and losses on investment securities in the Statement of Operations. Recognized gains or losses attributable to foreign currency fluctuations on foreign currency denominated assets, other than investments, and liabilities are recorded as net realized gain (loss) and net change in unrealized appreciation (depreciation) on foreign currency transactions and foreign denominated assets and liabilities in the Statement of Operations.

D.	Distributions to Shareholders—Dividends to shareholders from net investment income and distributions from net realized capital gains, if any, are declared and paid annually. Income dividends and capital gain
25

EMERGING MARKETS FUND

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

distributions are determined in accordance with U.S. income tax regulations, which may differ from such amounts determined in accordance with GAAP.

E.	Restricted Securities—The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if any, is included at the end of the Fund’s Schedule of Investments.

F.	Offsetting Assets and Liabilities—In the ordinary course of business, the Fund enters into transactions subject to enforceable master netting or other similar agreements. Generally, the right of offset in those agreements allows the Fund to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreements. The Fund may pledge or receive cash and/or securities as collateral for derivative instruments and securities lending. For financial reporting purposes, the Fund presents securities lending assets and liabilities on a gross basis in the Statement of Assets and Liabilities. Cash collateral received for securities lending in the form of money market investments, if any, at June 30, 2020 is presented in the Schedule of Investments and in the Statement of Assets and Liabilities. Non-cash collateral is disclosed in Note 9 (Securities Lending).

G.	Other—Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized upon notification of the ex-dividend date Realized gains and losses are determined based on the specific identification method.

Income, non-class specific expenses, gains and losses on investments are allocated to each class of shares based on its relative net assets. Expenses directly attributable to a specific class are charged to that class.

The Fund earns interest income on uninvested cash balances held at the custodian bank. Such amounts, if any, are presented as interest income in the Statement of Operations.

In the normal course of business, the Fund enters into contracts that contain a variety of general indemnifications. The Fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Adviser believes the risk of loss under these arrangements to be remote.
26

Note 3—Investment Management and Other Agreements—The Adviser is the investment adviser to the Fund. The Adviser receives a management fee, calculated daily and payable monthly based on annual rate of 0.75% of the Fund’s average daily net assets. The Adviser has agreed, until at least May 1, 2021, to waive management fees and assume expenses to prevent the Fund’s total annual operating expenses (excluding acquired fund fees and expenses, interest expense, trading expenses, dividends and interest payments on securities sold short, taxes and extraordinary expenses) from exceeding the expense limitations listed in the table below.

The current expense limitations and the amounts waived/assumed by the Adviser for the period ended June 30, 2020, are as follows:

	Expense Limitation	Waiver of Management Fees
Class A	1.60%	$—
Class C	2.50	—
Class I	1.00	451,011
Class Y	1.10	288,282
Class Z	0.90	18,868

The Adviser also performs accounting and administrative services for the Fund. The Adviser is paid a monthly fee at a rate of 0.25% of the average daily net assets. Administrative fees are included in expenses in the Statement of Operations.

For the period ended June 30, 2020, Van Eck Securities Corporation (the “Distributor”), an affiliate and wholly-owned subsidiary of the Adviser, received a total of $196,022 in sales loads relating to the sale of shares of the Fund, of which $192,780 was reallowed to broker/dealers and the remaining $3,242 was retained by the Distributor.

Certain officers of the Trust are officers, directors or stockholders of the Adviser and the Distributor.

Note 4—12b-1 Plan of Distribution—Pursuant to a Rule 12b-1 Plan of Distribution (the “Plan”), the Fund is authorized to incur distribution expenses which will principally be payments to securities dealers who have sold shares and serviced shareholder accounts and payments to the Distributor, for reimbursement of other actual promotion and distribution expenses incurred by the Distributor on behalf of the Fund. The amount paid under the Plan in any one year is limited to 0.25% of average daily net assets for Class A Shares and 1.00% of average daily net assets for Class C Shares and is recorded as Distribution fees in the Statement of Operations.

27

EMERGING MARKETS FUND

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

Note 5—Investments—For the period ended June 30, 2020, the cost of purchases and proceeds from sales of investments, excluding U.S. Government securities and short-term obligations, aggregated $265,675,996 and $274,685,141, respectively.

Note 6—Income Taxes—As of June 30, 2020, for Federal income tax purposes, the identified cost of investments owned, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation (depreciation) of investments were as follows:

Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$1,712,879,842	$558,918,986	$(185,805,059)	$373,113,927

The tax character of dividends paid to shareholders were as follows:

Year Ended December 31, 2019
Ordinary income	$43,003,290

The tax character of current year distributions, if any, will be determined at the end of the current fiscal year.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more-likely-than-not” to be sustained assuming examination by applicable tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on return filings for all open tax years. The Fund does not have exposure for additional years that might still be open in certain foreign jurisdictions. Therefore, no provision for income tax is required in the Fund’s financial statements. However, the Fund is subject to foreign taxes on the appreciation in value of certain investments. The Fund provides for such taxes on both realized and unrealized appreciation.

The Fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended June 30, 2020, the Fund did not incur any interest or penalties.

Note 7—Principal Risks—The Fund may purchase securities on foreign exchanges. Securities of foreign issuers involve special risks and considerations not typically associated with investing in U.S. issuers. These risks include devaluation of currencies, less reliable information about issuers, different securities transaction clearance and settlement practices, and future adverse political and economic developments. These risks are heightened for investments in emerging market countries. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of comparable U.S. issuers.

28

A recent outbreak of respiratory disease caused by a novel coronavirus, which was first detected in China in December 2019, has subsequently spread internationally and has been declared a pandemic by the World Health Organization. The coronavirus has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, loss of life, as well as general concern and uncertainty. The coronavirus has already negatively impacted the economies of many nations, individual companies, and the market. This pandemic is expected to have a continued impact in ways that cannot necessarily be foreseen presently.

A more complete description of risks is included in the Fund’s Prospectus and Statement of Additional Information.

Note 8—Shareholder Transactions—Shares of beneficial interest issued, reinvested and redeemed (unlimited number of $0.001 par value shares authorized):

	Six Months Ended June 30, 2020	Year Ended December 31, 2019
	(unaudited)
Class A
Shares sold	2,270,256	2,470,443
Shares reinvested	—	81,326
Shares redeemed	(1,919,731)	(3,239,564)
Net increase (decrease)	350,525	(687,795)
Class C
Shares sold	164,598	480,861
Shares reinvested	—	18,434
Shares redeemed	(423,865)	(592,809)
Net decrease	(259,267)	(93,514)
Class I
Shares sold	14,628,514	14,288,287
Shares reinvested	—	429,748
Shares redeemed	(10,159,927)	(11,054,918)
Net increase	4,468,587	3,663,117
Class Y
Shares sold	13,349,761	24,080,552
Shares reinvested	—	1,022,456
Shares redeemed	(20,798,213)	(17,962,194)
Net increase (decrease)	(7,448,452)	7,140,814
Class Z
Shares sold	1,119,824	286,623
Shares reinvested	—	5,456
Shares redeemed	(160,671)	(2,672)
Net increase	959,153	289,407
29

EMERGING MARKETS FUND

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

Note 9—Securities Lending—To generate additional income, the Fund may lend its securities pursuant to a securities lending agreement with the securities lending agent. The Fund may lend up to 33% of its investments requiring that the loan be continuously collateralized by cash, cash equivalents, U.S. government securities, or any combination of cash and such securities at all times equal to at least 102% (105% for foreign securities) of the market value on the securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. During the term of the loan, the Fund will continue to receive any dividends, interest or amounts equivalent thereto, on the securities loaned while receiving a fee from the borrower and or earning interest on the investment of the cash collateral. Such fees and interest are shared with the securities lending agent under the terms of the securities lending agreement. Securities lending income is disclosed as such in the Statement of Operations. Cash collateral is maintained on the Fund’s behalf by the lending agent and is invested in the State Street Navigator Securities Lending Government Money Market Portfolio. Non-cash collateral consists of U.S. Treasuries and U.S. Government Agency securities, and is not disclosed in the Fund’s Schedule of Investments or Statement of Assets and Liabilities as it is held by the agent on behalf of the Fund, and the Fund does not have the ability to re-hypothecate those securities. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the securities loaned. The Fund bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially. The value of loaned securities and related cash collateral, if any, at June 30, 2020 is presented on a gross basis in the Schedule of Investments and Statement of Assets and Liabilities. The following is a summary of the Fund’s securities on loan and related collateral as of June 30, 2020:

Market Value of Securities on Loan	Cash Collateral	Non-Cash Collateral	Total Collateral
$57,032,513	$5,024,584	$54,551,379	$59,575,963
30

The following table presents money market fund investments held as collateral by type of security on loan as of June 30, 2020:

Gross Amount of Recognized Liabilities for Securities Lending Transactions* in the Statement of Assets and Liabilities
Equity Securities	$5,024,584

*	Remaining contractual maturity: overnight and continuous

Note 10—Bank Line of Credit—The Trust participates with VanEck VIP Funds (collectively the “VE/VIP Funds”) in a $30 million committed credit facility (the “Facility”) to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the Fund and other temporary or emergency purposes. The participating VE/VIP Funds have agreed to pay commitment fees, pro rata, based on the unused but available balance. Interest is charged to the VE/VIP Funds at rates based on prevailing market rates in effect at the time of borrowings. During the period ended June 30, 2020, the Fund had no borrowings under the Facility.

Note 11—Trustee Deferred Compensation Plan—The Trust has a Deferred Compensation Plan (the “Deferred Plan”), for Trustees under which the Trustees can elect to defer receipt of their trustee fees until retirement, disability or termination from the Board of Trustees. The fees otherwise payable to the participating Trustees are deemed invested eligible shares of the VE/VIP Funds as directed by the Trustees.

The expense for the Deferred Plan is included in “Trustees’ fees and expenses” in the Statement of Operations. The liability for the Deferred Plan is shown as “Deferred Trustee fees” on the Statement of Assets and Liabilities.

Note 12—Recent Accounting Pronouncements—The Fund adopted all provisions of Accounting Standards Update No. 2018-13, Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”) that eliminate and modify certain disclosure requirements for fair value measurements. Public companies are required to disclose the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements. Based on management’s evaluation, the adoption of the ASU 2018-13 had no material impact on the financial statements and related disclosures.

Note 13—Subsequent Event Review—The Fund has evaluated subsequent events and transactions for potential recognition or disclosure through the date the financial statements were issued.

31

VANECK FUNDS

APPROVAL OF ADVISORY AGREEMENT

June 30, 2020 (unaudited)

EMERGING MARKETS FUND
(the “Fund”)

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that an investment advisory agreement between a fund and its investment adviser may be entered into only if it is approved, and may continue in effect from year to year after an initial two-year period only if its continuance is approved, at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund as defined in the 1940 Act (the “Independent Trustees”), at a meeting called for the purpose of considering such approval. On June 23, 2020, the Board of Trustees (the “Board”) of VanEck Funds (the “Trust”), including a majority of the Independent Trustees, approved the continuation of the existing advisory agreement (the “Advisory Agreement”) between the Fund and its investment adviser, Van Eck Associates Corporation (together with its affiliated companies, the “Adviser”). Information regarding the material factors considered and related conclusions reached by the Board in approving the continuation of the Fund’s Advisory Agreement is set forth below.

In considering the continuation of the Advisory Agreement, the Board reviewed and considered information that had been provided by the Adviser throughout the year at meetings of the Board and its committees, including information requested by the Independent Trustees and furnished by the Adviser for meetings of the Board held on June 5, 2020 and June 23, 2020 specifically for the purpose of considering the continuation of the Advisory Agreement. The Independent Trustees were advised by independent legal counsel throughout the year, including during the contract renewal process, and met with independent legal counsel in executive sessions outside the presence of management. The written and oral reports provided to the Board included, among other things, the following:

■	Information about the overall organization of the Adviser and the Adviser’s short-term and long-term business plans with respect to its mutual fund operations and other lines of business;

■	The consolidated financial statements of the Adviser for the past two fiscal years;

■	A copy of the Advisory Agreement and descriptions of the services provided by the Adviser thereunder;
32

■	Information regarding the qualifications, education and experience of the investment professionals responsible for portfolio management, investment research and trading activities for the Fund, the structure of their compensation and the resources available to support these activities;

■	A report prepared by Broadridge Financial Solutions (“Broadridge”), an independent consultant, comparing the Fund’s investment performance gross of expenses for a representative class of shares (including, where relevant, total returns, standard deviations, Sharpe ratios, information ratios, beta and alpha) for the one-, three-, five-and ten-year periods (as applicable) ended December 31, 2019 with the investment performance of (i) a universe of mutual funds selected by Broadridge with similar investment characteristics, utilizing for these purposes the oldest share class of each fund gross of expenses (the “Performance Category”), (ii) a sub-group of funds selected from the Performance Category by Broadridge further limited to approximate more closely the Fund’s investment style without regard to asset size (the “Performance Peer Group”) and (iii) an appropriate benchmark index;

■	A report prepared by Broadridge comparing the advisory fees and other expenses of a representative class of shares of the Fund during its fiscal year ended December 31, 2019 with a similar share class of (i) funds in the Performance Category that have the same share class (the “Expense Category”) and (ii) a sub-set of the funds that comprise the Performance Peer Group that have the same share class (the “Expense Peer Group”);

■	A supplemental report prepared by Broadridge comparing total management fee rates, which include both advisory and administrative fee rates on a combined basis (the “Management Fee Rates”), and, separately, the administrative fee rates and advisory fee rates with respect to a representative class of shares of the Fund during its fiscal year ended December 31, 2019 with those of the Fund’s (i) Expense Category and (ii) Expense Peer Group;

■	An analysis of the profitability of the Adviser with respect to its services for the Fund and the VanEck complex of mutual funds as a whole (the “VanEck Complex”);

■	Information regarding other investment products and services offered by the Adviser involving investment objectives and strategies similar to the Fund (“Comparable Products”), including the fees charged by
33

VANECK FUNDS

APPROVAL OF ADVISORY AGREEMENT

June 30, 2020 (unaudited) (continued)

the Adviser for managing the Comparable Products, a description of material differences and similarities in the services provided by the Adviser for the Fund and the Comparable Products, the sizes of the Comparable Products and the identity of the individuals responsible for managing the Comparable Products;

■	Information concerning the Adviser’s compliance program, the resources devoted to compliance efforts undertaken by the Adviser on behalf of the Fund, and reports regarding a variety of compliance-related issues;

■	Information with respect to the Adviser’s brokerage practices, including the Adviser’s processes for monitoring best execution of portfolio transactions and the benefits received by the Adviser from research acquired with soft dollars;

■	Information regarding the procedures used by the Adviser in monitoring the valuation of portfolio securities, including the methodologies used in making fair value determinations, and the Adviser’s due diligence process for recommending the selection of pricing vendors and monitoring the quality of the inputs provided by such vendors;

■	Information regarding how the Adviser safeguards the confidentiality and integrity of its data and files (both physical and electronic), as well as of any communications with third parties containing Fund and shareholder information, including reports regarding the Adviser’s cybersecurity framework and its implementation, the identification and monitoring of cybersecurity risks (including the risks that arise out of arrangements with third party service providers), the Adviser’s cybersecurity response policy and other initiatives of the Adviser to mitigate cybersecurity risks;

■	Information regarding the Adviser’s policies and practices with respect to personal investing by the Adviser and its employees, including reports regarding the administration of the Adviser’s code of ethics and the Adviser’s policy with respect to investments in the Fund by the Adviser’s investment personnel;

■	Information regarding the Adviser’s investment process for the Fund, including how the Adviser integrates non-accounting-based information (including, but not limited to “environmental, social and governance” factors) and the non-security-selection, non-portfolio-construction activities of the investment teams, such as engagement with portfolio companies and industry group participation;
34

■	Information regarding the Adviser’s role as the administrator of the Trust’s liquidity risk management program;

■	Descriptions of sub-transfer agency, omnibus account and other shareholder servicing arrangements for the Fund with intermediaries (collectively, “Servicing Arrangements”), including a description of the services provided by the intermediaries pursuant to such Servicing Arrangements and the payment terms of the Servicing Arrangements, as well as reports regarding the amounts paid pursuant to the Servicing Arrangements and the amounts paid to intermediaries with respect to the Fund by the Adviser pursuant to any revenue sharing arrangements and Servicing Arrangements (to the extent not paid by the Fund);

■	Descriptions of other administrative and other non-investment management services provided by the Adviser for the Fund, including the Adviser’s activities in managing relationships with the Fund’s custodian, transfer agent and other service providers; and

■	Other information provided by the Adviser in its response to a comprehensive questionnaire from the Independent Trustees.

In determining whether to approve the continuation of the Advisory Agreement, the Board considered, among other things, the following: (1) the nature, quality, extent and cost of the investment management, administrative and other non-investment management services provided by the Adviser; (2) the nature, quality and extent of the services performed by the Adviser in interfacing with, and monitoring the services performed by, third parties, such as the Fund’s custodian, transfer agent, sub-transfer agents and independent auditor, and the Adviser’s commitment and efforts to review the quality and pricing of third party service providers to the Fund with a view to reducing non-management expenses of the Fund; (3) the terms of the Advisory Agreement and the services performed thereunder; (4) the willingness of the Adviser to limit the overall expenses of the Fund from time to time, if necessary or appropriate, by means of waiving all or a portion of its fees and/or paying expenses of the Fund; (5) the quality of the services, procedures and processes used to determine the value of the Fund’s assets and the actions taken to monitor and test the effectiveness of such services, procedures and processes; (6) the ongoing efforts of, and resources devoted by, the Adviser with respect to the development and implementation of a comprehensive compliance program; (7) the responsiveness of the Adviser to inquiries from, and examinations by,

35

VANECK FUNDS

APPROVAL OF ADVISORY AGREEMENT

June 30, 2020 (unaudited) (continued)

regulatory authorities, including the Securities and Exchange Commission; (8) the resources committed by the Adviser to information technology and cybersecurity; and (9) the ability of the Adviser to attract and retain quality professional personnel to perform investment advisory and administrative services for the Fund. The Board concluded that the nature, extent and quality of the services supported the renewal of the Advisory Agreement.

The performance data and the advisory fee and expense ratio data described below for the Fund is based on data for a representative class of shares of the Fund. The performance data is gross of expenses for periods on an annualized basis ended December 31, 2019, and the advisory fee and expense ratio data is as of the Fund’s fiscal year end of December 31, 2019. The Board considered the Fund’s performance for periods subsequent to the performance period covered by the Broadridge reports, and considered the Adviser’s assessment of the same. The Board also noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including, in particular, that notable differences may exist between the Fund and the other funds in the Fund’s Performance Peer Group and Performance Category (for example, with respect to investment objective(s) and investment strategies) and that the results of the performance comparisons may vary depending on (i) the end dates for the performance periods that were selected and (ii) the selection of the Performance Peer Group and Performance Category.

Performance. The Board noted, based on a review of comparative annualized total returns, that the Class A shares of the Fund had outperformed its Performance Peer Group median for the one-, three- and ten-year periods and had underperformed its Performance Peer Group median for the five-year period. The Board also noted that the Class A shares of the Fund had outperformed its Performance Category median for the one-, three-, five- and ten-year periods. The Board further noted that the Class A shares of the Fund had outperformed its benchmark index for the one-, three-, five- and ten-year periods. On the basis of the foregoing and other relevant information provided in response to inquiries by the Board, the Board concluded that the performance of the Fund supported the renewal of the Advisory Agreement.

Fees and Expenses. The Board noted that the Fund pays an advisory fee, as well as a separate administrative fee. The Board further noted that the fee rate payable for advisory services was lower than the

36

median advisory fee rates of its Expense Category and Expense Peer Group. The Board noted that the Fund’s Management Fee Rate (which includes both advisory and administrative fee rates) was above the median Management Fee Rate of its Expense Peer Group and lower than the median Management Fee Rate of its Expense Category. The Board also noted that the Fund’s total expense ratio, net of waivers or reimbursements, was above the median total expense ratios of its Expense Peer Group and Expense Category. The Board further noted that the Adviser has agreed to waive all or a portion of its advisory fees and/or pay expenses of the Fund through May 1, 2021 to the extent necessary to prevent the expense ratio of the Fund from exceeding a specified maximum amount (subject to certain exclusions). The Board also considered the advisory fee charged to the Fund as compared to the fees charged to the Comparable Products, noting the differences in the services provided to the Fund as compared to those other products.

On the basis of the foregoing, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the advisory fee rate charged to the Fund is reasonable.

Profitability and Economies of Scale. The Board considered the profits, if any, realized by the Adviser from managing the Fund and other mutual funds in the VanEck Complex and the methodology used to determine such profits. The Board noted that the levels of profitability reported on a fund-by-fund basis varied widely depending on such factors as the size, type of fund and operating history. Based on its review of the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the profits realized by the Adviser supported the renewal of the Advisory Agreement. In this regard, the Board also considered the extent to which the Adviser may realize economies of scale, if any, as the Fund grows and whether the Fund’s fee schedule reflects any economies of scale for the benefit of shareholders, and concluded that the fee schedule was appropriate. The Board also considered that the Fund benefits from economies of scale through lower fees charged by third party service providers based on the combined size of the VanEck Complex.

Conclusion. In determining the material factors to be considered in evaluating the Advisory Agreement for the Fund and the weight to be given to such factors, the members of the Board relied upon the advice of independent legal counsel and their own business judgment. The Board did not consider any single factor as controlling in determining

37

VANECK FUNDS

APPROVAL OF ADVISORY AGREEMENT

June 30, 2020 (unaudited) (continued)

whether to approve the continuation of the Advisory Agreement and each member of the Board may have placed varying emphasis on particular factors considered in reaching a conclusion. Moreover, this summary description does not necessarily identify all of the factors considered or conclusions reached by the Board. Based on its consideration of the foregoing factors and conclusions, and such other factors and conclusions as it deemed relevant, the Board unanimously approved the continuation of the Advisory Agreement for the Fund for an additional one-year period.

38

VANECK FUNDS

FUND’S LIQUIDITY RISK MANAGEMENT PROGRAM

(unaudited)

In accordance with Rule 22e-4 under the 1940 Act (the “Liquidity Rule”), the Fund has adopted and implemented a Liquidity Risk Management Program, (the “Program”) and the Fund’s Board has designated the Fund’s Adviser as the administrator of the Program. The Fund’s Adviser administers the Program through its Liquidity Committee. The purpose of the Program is to outline the techniques, tools and arrangements employed for the management of liquidity risk within the Fund, and the terms, contents and frequency of reporting and escalation of any issues to the Board. Liquidity is managed taking account of the investment strategy, liquidity profile, and redemption policy and history of the Fund, with the objective of maintaining a level of liquidity that is appropriate in light of the Fund’s obligations to its shareholders. The Program assesses liquidity risk under both normal and stressed market conditions.

The Board reviewed a report prepared by the Fund’s Adviser regarding the operation and effectiveness of the Program for the period from December 1, 2018 through December 31, 2019 (the “Review Period”). During the Review Period, the Fund maintained a high level of liquidity and primarily held assets that are defined under the Liquidity Rule as “Highly Liquid Investments.” As a result, the Fund has not adopted a “Highly Liquid Investment Minimum,” as defined under the Liquidity Rule. A Highly Liquid Investment is defined as cash and any investment reasonably expected to be convertible to cash in current market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.

During the Review Period, there were no liquidity events that materially affected the performance of the Fund or its ability to timely meet redemptions without dilution to existing shareholders, and the Fund’s Adviser provided its assessment that the program had been effective in managing the Fund’s liquidity risk. Further information on liquidity risks applicable to the Fund can be found in the Fund’s prospectus.

39

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the Fund’s prospectus and summary prospectus, which includes more complete information. Investing involves substantial risk and high volatility, including possible loss of principal. An investor should consider the investment objective, risks, charges and expenses of the Fund carefully before investing. To obtain a prospectus and summary prospectus, which contains this and other information, call 800.826.2333 or visit vaneck.com. Please read the prospectus and summary prospectus carefully before investing.

Additional information about the VanEck Fund’s (the “Trust”) Board of Trustees/Officers and a description of the policies and procedures the Trust uses to determine how to vote proxies relating to portfolio securities are provided in the Statement of Additional Information. The Statement of Additional Information and information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve month period ending June 30 is available, without charge, by calling 800.826.2333, or by visiting vaneck.com, or on the Securities and Exchange Commission’s website at https://www.sec.gov.

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-PORT. The Trust’s Form N-PORT filings are available on the Commission’s website at https://www.sec.gov and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 202.942.8090. The Fund’s complete schedule of portfolio holdings is also available by calling 800.826.2333 or by visiting vaneck.com.

Investment Adviser:	Van Eck Associates Corporation
Distributor:	Van Eck Securities Corporation 666 Third Avenue, New York, NY 10017 vaneck.com
Account Assistance:	800.544.4653	EMESAR

SEMI-ANNUAL REPORT June 30, 2020 (unaudited)

VanEck Funds

Global Hard Assets Fund

International Investors Gold Fund

800.826.2333	vaneck.com

Certain information contained in this report represents the opinion of the investment adviser and may change at any time. This information is not intended to be a forecast of future events, a guarantee of future results or investment advice. Current market conditions may not continue. Also, unless otherwise specifically noted, any discussion of the Funds’ holdings, the Funds’ performance, and the views of the investment adviser are as of June 30, 2020.

VANECK FUNDS

PRESIDENT’S LETTER

June 30, 2020 (unaudited)

Dear Fellow Shareholders:

The story for the last decade was simple and familiar – slower global economic growth was combated by expansive monetary policy. After the shock of the COVID-19 virus, we are returning to this investment theme. Thus we believe investors should be comfortable maintaining their strategic allocations to stocks and bonds, given the central bank’s aggressive support of the financial markets.

Why do we have this view? First, we believe that we are in a global recession, not a depression. Two indicators of global recession are copper and oil. When China slowed at the end of 2015, copper and oil fell hard. Since oil and copper haven’t fallen below those 2015-2016 lows and in fact have been rallying from those lows, the chance of a depression seems low.

So our base case is that markets will feel like the recovery after the global financial crisis – lower interest rates, asset price inflation and weak job recovery (due to different factors – varied industry impact not increased regulation). No guarantee, of course, that there will not be a re-test of lows or new lows, but financial markets will likely lead the economic recovery.

Our assumptions regarding this outlook are that: the virus fatality curve has flattened, mitigation steps like shutdowns can be local to deal with additional outbreaks and a COVID-19 vaccine happens this year. A vaccine is the biggest factor with early development a positive and later availability (or none) a negative.

The investing outlook sometimes does change suddenly, as now. To get our quarterly investment outlooks, please subscribe to “Investment Outlook” on vaneck.com. Should you have any questions regarding fund performance, please contact us at 800.826.2333 or visit our website.

1

VANECK FUNDS

PRESIDENT’S LETTER

(unaudited) (continued)

We sincerely thank you for investing in VanEck’s investment strategies. On the following pages, you will find the financial statements for the six month period ended June 30, 2020. As always, we value your continued confidence in us and look forward to helping you meet your investment goals in the future.

Jan F. van Eck

CEO and President
VanEck Funds

July 8, 2020

Investing involves substantial risk and high volatility, including possible loss of principal. An investor should consider the investment objective, risks, charges and expenses of the Funds carefully before investing. To obtain a prospectus and summary prospectus, which contain this and other information, call 800.826.2333 or visit vaneck.com. Please read the prospectus and summary prospectus carefully before investing.

2

GLOBAL HARD ASSETS FUND

MANAGEMENT DISCUSSION

June 30, 2020 (unaudited)

Over the first half of 2020, the most significant impact on the Global Hard Assets Fund (the Fund) came from the unprecedented commodity demand destruction resulting from the COVID-19 pandemic and the fastest major decline in the entire history of the U.S. stock market (peak-to-trough, going all the way back to 1927).

The Fund lost 20.04% (Class A shares, excluding sales charge) for the six months ended June 30, 2020, outperforming the S&P® North American Natural Resources Sector Index (SPGINRTR),1 which lost 26.33%. The Fund’s relative outperformance was helped by overweight positioning in gold mining and alternative energy.

Market Review

Precipitous commodity demand declines at the onset of the COVID-19 pandemic were, eventually, partially offset by mid-2020 as a result of massive global stimulus measures, re-opening economies, a general slowing of global production as well as near-complete supply disruption from several emerging markets. And, while the first quarter was mainly a story of crude oil and gold, in the second quarter, they were joined by copper and iron ore.

Crude Oil

Crude oil found itself victim of at least two “black swan” events to start the year. In addition to COVID-19, in March, Russia rejected Saudi Arabia’s demand that it and other non-OPEC (Organization of the Petroleum Exporting Countries) members agree to supply cuts. At the time, the price of West Texas Intermediate (WTI) crude oil had already started to fall amid uncontrolled production and, by April 20, began trading in negative territory for the first time in history following a historic drop of nearly 300% in the oil futures market. When it became apparent that OPEC and Russia were going to get back together to come up with a new quota system, though, things quickly started to improve.

By the end of June, the price of crude oil was close to where it had been before the Saudi Arabia/Russia “standoff” — even in spite of the skepticism around COVID-19 and continued, robust U.S. shale oil production.

Gold

Thus far in 2020, the gold industry has encountered only marginal impacts from the pandemic. Demonstrating just how much better positioned they have been than many other industries to handle the crisis, during the second quarter, miners continued to adhere to the health

3

GLOBAL HARD ASSETS FUND

MANAGEMENT DISCUSSION

(unaudited) (continued)

protocols which allowed them operate safely during onset of the virus. And, while gold stocks did suffer a sharp fall in March as the market crashed on lockdown fears, they continued to be propelled by these health measures, as well as by resilient gold prices, during the second quarter.

Gold established a new, positive trend in the first half of the year, trading around the $1,700 level and reaching a fresh seven-year high of $1,786 (intraday) on June 30.

Copper

For copper, the way in which COVID-19 progressed, geographically, shifted demand and supply fundamentals. At the outset of the pandemic, the impact was predominately on demand in China, Europe and the U.S. but, as restrictions in these regions lifted and as the virus spread to other parts of the globe, its impact was more on supply from Brazil, Chile, Peru and Africa.

Copper fell to a low of $4,625 per tonne on March 23. Thereafter, on the back of massive governmental stimulus and noted supply disruptions, it continued on an upward trajectory to end the first half of the year at around $6,005 per tonne.

Iron Ore

Demand for iron ore remained strong during the first half of 2020. While, coming into the year, global inventory levels of iron ore had been relatively low in anticipation of increasing production, the introduction of a number of iron ore-heavy infrastructure projects in China (post-onset of COVID-19) improved the metal’s demand outlook for the second half of the year.

After hitting a low of just over $80 a tonne on April 1, iron ore finished the first half at approximately $103 a tonne — an increase of over 28% for the quarter.

Fund Review

In terms of absolute performance, positive contributions from positions in gold and renewable energy related sub-industries were more than offset by losses from our oil and gas, agriculture and base and industrial mining positions. However, versus the S&P North American Natural Resources Sector Index, our overweight positioning in gold, renewable energy and base and industrial metals sub-industries aided with relative outperformance for the first half of the year.

4

The Fund’s top three contributing individual positions were: gold mining companies Barrick Gold (5.2% of Fund net assets*) and Newmont (5.2% of Fund net assets*) and semiconductor equipment company, solar inverter manufacturer, SolarEdge Technologies (5.8% of Fund net assets*). Both Barrick and Newmont benefited not only from the strength of the gold price during the first six months of the year, but also from their healthy financial positions going into the COVID crisis. SolarEdge’s global footprint, specifically exposure to stronger demand in Europe, mitigated the short-term demand contraction in the U.S.

The Fund’s three weakest contributing companies were oil and gas exploration and production companies Diamondback Energy (1.7% of Fund net assets*) and Parsley Energy (1.9% of Fund net assets*) and fertilizers and agricultural chemicals company CF Industries Holdings (3.1% of Fund net assets*). As high profile Permian Basin producers, both Diamondback and Parsley were dramatically impacted not only by the severe price volatility of oil, but also by concerns in the industry around long-term production. While still a top-quartile operator in terms of free cash flow generation, during the period under review CF Industries faced falling nitrogen fertilizer prices, with increased Chinese production more than offsetting forecasts for strong planted corn acres in the U.S. this year.

As a team staffed with former geologist and engineers, we have and will continue to emphasize a bottom up investment approach — seeking to identify natural resource companies that we believe have the highest quality management teams and assets, trade at a significant discount to their intrinsic value and their peers, and that are well-positioned to deliver shareholder value over the long run.

For more information or to access investment and timely market insights from the investment team, visit our website and subscribe to our commentaries.

As always, we value your continued confidence in us and look forward to helping you meet your investment goals in the future.

5

GLOBAL HARD ASSETS FUND

MANAGEMENT DISCUSSION

(unaudited) (continued)

Shawn Reynolds Portfolio Manager	Charles T. Cameron Deputy Portfolio Manager

Represents the opinions of the investment adviser. Past performance is no guarantee of future results. Not intended to be a forecast of future events, a guarantee of future results or investment advice. Current market conditions may not continue.

*	All Fund assets referenced are Total Net Assets as of June 30, 2020.

[1]	S&P North American Natural Resources Sector Index (SPGNRTR), includes mining, energy, paper and forest products, and plantation-owning companies, but excludes the chemicals industry and steel sub-industry.
6

INTERNATIONAL INVESTORS GOLD FUND

MANAGEMENT DISCUSSION

June 30, 2020 (unaudited)

The International Investors Gold Fund (the Fund) gained 34.94% (Class A shares, excluding sales charge) during the six months ended June 30, 2020, outperforming the NYSE Arca Gold Miners Index1 (GDMNTR) which posted returns of 24.61% during the same period. The smaller cap gold mining stocks as represented by the MVIS Global Junior Gold Miners Index2 (MVGDXJTR) gained 16.47%.

Market Overview

In the first half of 2020, gold benefited not only from the stock market crash in February, after which investors sought refuge in it as a safe haven, but also from the continuing COVID-19 pandemic. Gold has outperformed most asset classes so far in 2020. Early in March it rose to $1,703 an ounce. However, similarly to the crash in 2008, as the market panic gained momentum, gold was sold as a source of liquidity for margin calls, redemptions and risk-off positioning, trading at an intraday low of $1,451 an ounce on March 16.

Gold began rallying following the U.S. Federal Reserve’s (Fed’s) second emergency rate cut, moving higher again on March 23 after the Fed announced unprecedented programs to expand its securities purchases and extend credit to corporations, small businesses, commercial mortgages, states, municipalities and consumers. This, combined with a $2.2 trillion stimulus package from the U.S. government, created inflationary concerns in the long term.

Gold established a new, positive trend during the second quarter of the year, trading around the $1,700 an ounce level and reaching a fresh seven-year high of $1,786 (intraday) an ounce on June 30. It was supported by the resurgence of novel coronavirus outbreaks around the world, combined with the Fed’s reaffirmed dovish policies and its warnings of further risks the COVID-19 pandemic might pose to the economy and asset prices. Also supporting gold, the World Bank released a study that expects the U.S. economy to shrink 6.1% in 2020, while the Congressional Budget Office (CBO) estimates a budget deficit of $3.7 trillion. Gold closed at $1,780.96 an ounce on June 30, for a gain of $263.69 an ounce (17.38%) during the first half of 2020.

Fund Review

At the end of June 2020, the Fund was almost fully invested in equities, with cash holdings representing 1.3% of net assets. The Fund held no gold bullion at the end of the period under review.

There were no material changes to the portfolio or its allocations during the first half of the year.

7

INTERNATIONAL INVESTORS GOLD FUND

MANAGEMENT DISCUSSION

(unaudited) (continued)

Among the Fund’s top holdings, Kinross Gold (3.2% of Fund net assets†) outperformed, gaining 52.32% during the first half of the year. Kinross is a high quality company with strong gold price leverage, so its share price performance reflected the expected significant increase in the company’s earnings and cash flows as a result of rising gold prices in the first half of 2020. In addition, the company finalized the terms of an agreement with the government of Mauritania, which materially reduces the risks of one of its core operations, the Tasiast mine.

Barrick Gold (7.4% of Fund net assets†) also outperformed (+45.85%). Barrick is an industry leader and, in 2020, following the transformational merger with Randgold and the Nevada Joint Venture with Newmont in 2019, continued to meet expectations and deliver strong operational results. The company also continued its sale of non-core assets, has reduced debt significantly and increased dividends.

Kirkland Lake Gold (7.0% of Fund net assets†) underperformed (-5.74%). After consistent and phenomenal outperformance during the last several years, the market seems to have decided to take some profits off Kirkland shares. The company’s acquisition of Detour was not well received by the markets and a pause on the previous flurry of positive exploration results also raised some concerns. We believe successful integration and optimization of Detour, as well as further delineation of resources at Fosterville and Macassa, should lead to improved share price performance. Positively, the company also has implemented a share buyback program and doubled its dividend.

Senior producer Agnico-Eagle Mines (4.3% of Fund net assets†) also underperformed (+4.72%), primarily driven by weaker than expected production and cost guidance for 2020. In addition, the company had to temporarily reduce and/or shut down operations in Canada and Mexico as a result of COVID-19-related measures. This forced the company to withdraw its 2020 operating guidance. However, the company is in good financial health, with a strong management and high quality assets, so we expect better performance and see opportunities for share price re-rating in the future.

So far, this year has proven our conviction that gold was in a bull market and that a heavy weighting in developers would be rewarded. In the second quarter alone, over half of our junior positions more than doubled, aiding not only in near-term outperformance, but also in remarkable improvement of relative outperformance over a trailing 3-and 5-year time period. We see this as a delayed reaction to the rising gold price, as many of these stocks had lagged since gold broke out

8

in 2019. Also, many of our companies have been reporting favorable progress advancing their properties.

Outlook

While there is endless speculation on what the future holds for the economy and the markets, we bracket our outlook between best- and worst-case scenarios. The best case, in our view, is a short, sharp recession followed by a slow recovery that takes the economy back to normal in late 2021. We believe there is an abundance of risks that would be supportive of gold and possibly lead to new long-term highs. Most worrying is sovereign and corporate debt that is expanding from record levels to cope with the economic shut down. The worst case is one in which the economy remains shut for longer than expected. A hard recession lingers through 2020. Social unrest becomes a problem. Business failures and household bankruptcies prompt additional trillion-dollar rescues. The Fed continues to expand its balance sheet by the trillions because investors are unwilling or unable to support the market for treasuries. A crisis of confidence forces the government to even more extreme measures. Financially, we believe gold and gold shares should be part of that strategy as a hedge against turmoil. In addition, from the best case to the worst case, the market’s complacency toward inflation may turn to worry as the economy absorbs the tidal waves of liquidity.

A relatively small shift in global asset allocations can drive the gold markets. We believe such a secular shift has begun, driven by four broad categories of systemic risk — deflation, debt, inflation and loss of confidence. Myriad factors make it easy to imagine a recession with deflationary pressures that last longer than average. When it comes to debt, the elephant in the room is corporate debt, while the whale in the room is sovereign debt. We believe the economy will be mired in deflationary pressure for the foreseeable future. However, the COVID-19 war might end with another cycle of unwanted inflation. Finally, if investors and foreigners lose confidence in the U.S. dollar-based system, it will be time for a new Bretton Woods, a new global monetary order. Gold would be the last currency standing.

Access investment and market insights from VanEck’s investment professionals by subscribing to our commentaries. To subscribe to the gold and precious metals update, please visit vaneck.com/subscription.

We appreciate your continued investment in the International Investors Gold Fund, and we look forward to helping you meet your investment goals in the future.

9

INTERNATIONAL INVESTORS GOLD FUND

MANAGEMENT DISCUSSION

(unaudited) (continued)

Joseph M. Foster Portfolio Manager	Imaru Casanova Deputy Portfolio Manager

Represents the opinions of the investment adviser. Past performance is no guarantee of future results. Not intended to be a forecast of future events, a guarantee of future results or investment advice. Current market conditions may not continue.

†	All Fund assets referenced are Total Net Assets as of June 30, 2020.

All indices listed are unmanaged indices and include the reinvestment of all dividends, but do not reflect the payment of transaction costs, advisory fees or expenses that are associated with an investment in the Fund. Certain indices may take into account withholding taxes. An index’s performance is not illustrative of the Fund’s performance. Indices are not securities in which investments can be made.

[1]	NYSE Arca Gold Miners (GDMNTR) Index is a market capitalization-weighted index comprised of publicly traded companies involved primarily in the mining for gold.

[2]	MVIS Global Junior Gold Miners Index (MVGDXJTR) is a rules-based, modified market capitalization-weighted, float-adjusted index comprised of a global universe of publicly traded small- and medium-capitalization companies that generate at least 50% of their revenues from gold and/or silver mining, hold real property that has the potential to produce at least 50% of the company’s revenue from gold or silver mining when developed, or primarily invest in gold or silver.
10

GLOBAL HARD ASSETS FUND

PERFORMANCE COMPARISON

June 30, 2020 (unaudited)

Average Annual Total Return	Class A Before Sales Charge	Class A After Maximum Sales Charge	Class C Before Sales Charge	Class C After Maximum Sales Charge
Six Months	(20.04)%	(24.64)%	(20.35)%	(21.15)%
One Year	(20.69)%	(25.25)%	(21.33)%	(22.11)%
Five Year	(9.62)%	(10.69)%	(10.34)%	(10.34)%
Ten Year	(4.09)%	(4.66)%	(4.85)%	(4.85)%

Average Annual Total Return	Class I*	Class Y*	SPGINRTR	MSCI ACWI
Six Months	(19.84)%	(19.94)%	(26.33)%	(5.99)%
One Year	(20.34)%	(20.51)%	(24.37)%	2.64%
Five Year	(9.26)%	(9.41)%	(6.47)%	7.03%
Ten Year	(3.71)%	(3.86)%	(0.69)%	9.74%
*	Classes are not subject to a sales charge

The performance quoted represents past performance. Past performance does not guarantee future results; current performance may be lower or higher than the performance data quoted.

Investment return and value of shares of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance information reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. Fund returns assume that dividends and capital gains distributions have been reinvested in the Fund at NAV. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the redemption of Fund shares. Performance information current to the most recent month end is available by calling 800.826.2333 or by visiting vaneck.com.

All indices are unmanaged and include the reinvestment of all dividends, but do not reflect the payment of transaction costs, advisory fees or expenses that are associated with an investment in the Fund. Certain indices may take into account withholding taxes. An index’s performance is not illustrative of the Fund’s performance. Indices are not securities in which investments can be made. Results reflect past performance and do not guarantee future results.

S&P® North American Natural Resources Sector Index (SPGINRTR) represents U.S. traded securities that are classified under the GICS® energy and materials sector excluding the chemicals industry and steel sub-industry (reflects no deduction for fees, expenses or taxes).

MSCI All Country World Index (MSCI ACWI) captures large- and mid-cap representation across both developed and emerging markets countries (reflects no deduction for fees, expenses or taxes except withholding taxes).

11

INTERNATIONAL INVESTORS GOLD FUND

PERFORMANCE COMPARISON

June 30, 2019 (unaudited)

Average Annual Total Return	Class A Before Sales Charge	Class A After Maximum Sales Charge	Class C Before Sales Charge	Class C After Maximum Sales Charge
Six Months	34.94%	27.18%	34.32%	33.32%
One Year	52.71%	43.93%	51.55%	50.55%
Five Year	16.44%	15.07%	15.52%	15.52%
Ten Year	(0.77)%	(1.36)%	(1.53)%	(1.53)%

Average Annual Total Return	Class I*	Class Y*	GDMNTR	MSCI ACWI
Six Months	35.21%	35.10%	24.61%	(5.99)%
One Year	53.42%	53.24%	44.12%	2.64%
Five Year	16.93%	16.81%	16.67%	7.03%
Ten Year	(0.37)%	(0.50)%	(2.40)%	9.74%
*	Classes are not subject to a sales charge

The performance quoted represents past performance. Past performance does not guarantee future results; current performance may be lower or higher than the performance data quoted.

Investment return and value of shares of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance information reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. Fund returns assume that dividends and capital gains distributions have been reinvested in the Fund at net asset value (NAV). These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the redemption of Fund shares. Performance information current to the most recent month end is available by calling 800.826.2333 or by visiting www.vaneck.com.

All indices are unmanaged and include the reinvestment of all dividends, but do not reflect the payment of transaction costs, advisory fees or expenses that are associated with an investment in the Fund. Certain indices may take into account withholding taxes. An index’s performance is not illustrative of the Fund’s performance. Indices are not securities in which investments can be made.

NYSE Arca Gold Miners (GDMNTR) Index is a market capitalization-weighted index comprised of publicly traded companies involved primarily in the mining for gold (reflects no deduction for fees, expenses or taxes except withholding taxes).

MSCI All Country World Index (MSCI ACWI) captures large- and mid-cap representation across both developed and emerging markets countries (reflects no deduction for fees, expenses or taxes except withholding taxes).

12

VANECK FUNDS

EXPLANATION OF EXPENSES

(unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchase payments; and (2) ongoing costs, including management fees and other fund expenses. This disclosure is intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The disclosure is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2020 to June 30, 2020.

Actual Expenses

The first line in the table below provides information about account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as fees on purchase payments. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

13

VANECK FUNDS

EXPLANATION OF EXPENSES

(unaudited) (continued)

		Beginning Account Value January 1, 2020	Ending Account Value June 30, 2020	Annualized Expense Ratio During Period	Expenses Paid During the Period* January 1, 2020 - June 30, 2020
Global Hard Assets Fund
Class A	Actual	$1,000.00	$799.60	1.38%	$6.17
	Hypothetical**	$1,000.00	$1,018.00	1.38%	$6.92
Class C	Actual	$1,000.00	$796.50	2.20%	$9.83
	Hypothetical**	$1,000.00	$1,013.92	2.20%	$11.02
Class I	Actual	$1,000.00	$801.60	0.95%	$4.26
	Hypothetical**	$1,000.00	$1,020.14	0.95%	$4.77
Class Y	Actual	$1,000.00	$800.60	1.13%	$5.06
	Hypothetical**	$1,000.00	$1,019.24	1.13%	$5.67
International Investors Gold Fund
Class A	Actual	$1,000.00	$1,349.40	1.39%	$8.12
	Hypothetical**	$1,000.00	$1,017.95	1.39%	$6.97
Class C	Actual	$1,000.00	$1,343.20	2.19%	$12.76
	Hypothetical**	$1,000.00	$1,013.97	2.19%	$10.97
Class I	Actual	$1,000.00	$1,352.10	1.00%	$5.85
	Hypothetical**	$1,000.00	$1,019.89	1.00%	$5.02
Class Y	Actual	$1,000.00	$1,351.00	1.09%	$6.37
	Hypothetical**	$1,000.00	$1,019.44	1.09%	$5.47

*	Expenses are equal to the Fund’s annualized expense ratio (for the six months ended June 30, 2020), multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year divided by the number of the days in the fiscal year (to reflect the one-half year period).

**	Assumes annual return of 5% before expenses
14

GLOBAL HARD ASSETS FUND

SCHEDULE OF INVESTMENTS

June 30, 2020 (unaudited)

Number of Shares		Value

COMMON STOCKS:

Australia: 1.1%
95,200	BHP Group Ltd. (ADR) †	$4,734,296
Canada: 25.4%
332,506	Agnico-Eagle Mines Ltd. (USD)	21,300,334
870,345	Barrick Gold Corp. (USD)	23,447,094
2,283,300	First Quantum Minerals Ltd.	18,197,780
1,525,500	Kinross Gold Corp. (USD) *	11,014,110
406,298	Kirkland Lake Gold Ltd. (USD)	16,755,729
1,792,100	Lundin Mining Corp.	9,609,965
424,971	Nutrien Ltd. (USD)	13,641,569
		113,966,581
Cayman Islands: 0.6%
245,000	Alussa Energy Acquisition Corp. (USD) *	2,478,175
Finland: 1.1%
123,400	Neste Oil Oyj #	4,846,665
Israel: 5.8%
186,500	SolarEdge Technologies, Inc. (USD) *	25,882,470
Netherlands: 0.9%
132,300	Royal Dutch Shell Plc (ADR)	4,028,535
Norway: 0.4%
54,800	Yara International ASA #	1,910,455
Russia: 0.8%
143,400	MMC Norilsk Nickel PJSC (ADR) #	3,748,270
Number
of Shares		Value

South Africa: 2.1%
907,400	Sibanye Stillwater Ltd. (ADR)	$7,849,010
778,500	Sibanye Stillwater Ltd. *	1,690,334
		9,539,344
United Kingdom: 5.8%
498,600	Anglo American Plc #	11,494,330
255,600	Rio Tinto Plc (ADR)	14,359,608
		25,853,938
United States: 52.5%
100,700	Bunge Ltd.	4,141,791
250,700	Cabot Oil & Gas Corp.	4,307,026
487,500	CF Industries Holdings, Inc.	13,718,250
97,434	Chart Industries, Inc. *	4,724,575
145,000	Chevron Corp.	12,938,350
57,000	Cimarex Energy Co.	1,566,930
123,782	Concho Resources, Inc.	6,374,773
205,866	Corteva, Inc.	5,515,150
180,268	Diamondback Energy, Inc.	7,538,808
36,966	Dow, Inc.	1,506,734
36,966	DuPont de Nemours, Inc.	1,964,003
126,200	EOG Resources, Inc.	6,393,292
1,246,000	Freeport-McMoRan Copper and Gold, Inc. *	14,416,220
558,191	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	15,886,116
55,300	IPG Photonics Corp. *	8,869,567
27,200	Kansas City Southern	4,060,688
186,500	Kirby Corp. *	9,988,940

See Notes to Financial Statements

15

GLOBAL HARD ASSETS FUND

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Number
of Shares		Value

United States: (continued)
255,100	Louisiana-Pacific Corp.	$6,543,315
376,455	Newmont Mining Corp.	23,242,332
144,400	Ormat Technologies, Inc.	9,167,956
811,800	Parsley Energy, Inc.	8,670,024
93,000	Pioneer Natural Resources Co.	9,086,100
48,700	Sanderson Farms, Inc.	5,643,843
227,500	Solaris Oilfield Infrastructure, Inc.	1,688,050
840,600	Sunrun, Inc. *	16,576,632
206,400	Tyson Foods, Inc.	12,324,144
26,600	Union Pacific Corp.	4,497,262
183,800	Valero Energy Corp.	10,811,116
498,600	WPX Energy, Inc. * †	3,181,068
		235,343,055
Total Common Stocks (Cost: $359,479,903)		432,331,784
Number
of Shares		Value

MONEY MARKET FUND: 3.9% (Cost: $17,359,005)
17,359,005	Invesco Treasury Portfolio – Institutional Class	$17,359,005
Total Investments Before Collateral for Securities Loaned: 100.4% (Cost: $376,838,908)		449,690,789
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.0% (Cost: $137,652)
Money Market Fund: 0.0%
137,652	State Street Navigator Securities Lending Government Money Market Portfolio	137,652
Total Investments: 100.4% (Cost: $376,976,560)		449,828,441
Liabilities in excess of other assets: (0.4)%		(1,776,487)
NET ASSETS: 100.0%		$448,051,954

Definitions:
ADR	American Depositary Receipt
USD	United States Dollar
Footnotes:
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $5,702,839.
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $21,999,720 which represents 4.9% of net assets.

See Notes to Financial Statements

16

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Consumer Staples	4.9%	$22,109,778
Energy	18.7	83,908,912
Industrials	8.9	39,848,097
Information Technology	7.7	34,752,037
Materials	50.4	226,658,888
Real Estate	3.5	15,886,116
Utilities	2.0	9,167,956
Money Market Fund	3.9	17,359,005
	100.0%	$449,690,789

The summary of inputs used to value the Fund’s investments as of June 30, 2020 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$4,734,296	$—	$—	$4,734,296
Canada	113,966,581	—	—	113,966,581
Cayman Islands	2,478,175	—	—	2,478,175
Finland	—	4,846,665	—	4,846,665
Israel	25,882,470	—	—	25,882,470
Netherlands	4,028,535	—	—	4,028,535
Norway	—	1,910,455	—	1,910,455
Russia	—	3,748,270	—	3,748,270
South Africa	9,539,344	—	—	9,539,344
United Kingdom	14,359,608	11,494,330	—	25,853,938
United States	235,343,055	—	—	235,343,055
Money Market Funds	17,496,657	—	—	17,496,657
Total	$427,828,721	$21,999,720	$—	$449,828,441

See Notes to Financial Statements

17

INTERNATIONAL INVESTORS GOLD FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

June 30, 2020 (unaudited)

Number
of Shares		Value

COMMON STOCKS: 96.8%

Australia: 19.2%
39,784,482	Bellevue Gold Ltd. ‡ * #	$29,327,783
3,170,888	De Grey Mining Ltd. * † #	8,427,936
8,342,400	Emerald Resources NL * #	3,113,936
9,745,687	Evolution Mining Ltd. #	38,714,623
13,231,812	Gold Road Resources Ltd. * #	15,551,101
3,809,500	Northern Star Resources Ltd. #	35,927,426
3,954,057	OceanaGold Corp. (CAD) *	9,203,609
6,260,148	Saracen Mineral Holdings Ltd. * #	23,842,659
45,196,100	West African Resources Ltd. ‡ * #	28,997,347
		193,106,420
Canada: 66.0%
681,000	Agnico-Eagle Mines Ltd. (USD)	43,624,860
2,573,814	Alamos Gold, Inc. (USD)	24,142,375
13,580,136	B2Gold Corp. (USD)	77,270,974
2,767,200	Barrick Gold Corp. (USD)	74,548,368
667,000	Bear Creek Mining Corp. *	1,187,260
948,000	Bear Creek Mining Corp. ø	1,687,440
1,857,800	Bear Creek Mining Corp. *	3,311,635
3,784,730	Bonterra Resources, Inc. *	3,791,421
6,998,339	Corvus Gold, Inc. ‡ *	17,114,382
1,581,703	Equinox Gold Corp. *	17,685,807
1,077,200	Equinox Gold Corp. (USD) *	12,086,184
Number
of Shares		Value

Canada: (continued)
153,600	Franco-Nevada Corp. (USD) †	$21,448,704
7,271,900	Galway Metals, Inc. * # ø	4,053,752
5,512,686	GoGold Resources, Inc. * †	4,060,611
4,470,444	Gold Standard Ventures Corp. (USD) *	3,627,765
428,500	Great Bear Resources Ltd. * # ø	5,583,378
147,794	Great Bear Resources Ltd. *	2,097,813
36,948	Great Bear Royalties ∞ Corp. * # ∞	103,583
4,440,000	Kinross Gold Corp. (USD) *	32,056,800
1,707,048	Kirkland Lake Gold Ltd. (USD)	70,398,660
25,038,373	Liberty Gold Corp. ‡ *	39,099,404
750,800	Lundin Gold, Inc. *	7,045,663
6,280,000	Marathon Gold Corp. *	9,159,104
2,867,200	Midas Gold Corp. *	1,520,613
548,600	NovaGold Resources, Inc. (USD) *	5,036,148
1,388,900	O3 Mining, Inc. * # ø	2,423,168
12,950,175	Orezone Gold Corp. ‡ *	8,203,558
139,409	Osisko Gold Royalties Ltd. (USD) †	1,394,090
714,396	Osisko Mining, Inc. * # ø	1,850,136
5,603,100	Osisko Mining, Inc. *	15,807,214
875,200	Pretium Resources,Inc. (USD) *	7,351,680
3,612,000	Probe Metals, Inc. *	3,219,299

See Notes to Financial Statements

18

Number
of Shares		Value

Canada: (continued)
22,085,000	Pure Gold Mining, Inc. ‡ * $	27,655,053
8,976,056	Rio2 Ltd. *	5,091,016
9,369,500	Sabina Gold and Silver Corp. *	13,457,959
830,400	SSR Mining, Inc. (USD) *	17,712,432
1,125,186	Wheaton Precious Metals Corp. (USD)	49,564,443
5,380,909	Yamana Gold, Inc. (USD)	29,379,763
		664,852,515
Monaco: 1.0%
389,535	Endeavour Mining Corp. (CAD) *	9,425,622
South Africa: 3.1%
847,400	AngloGold Ashanti Ltd. (ADR)	24,989,826
673,000	Gold Fields Ltd. (ADR) †	6,326,200
		31,316,026
United States: 7.5%
1,229,076	Newmont Mining Corp.	75,883,152
Total Common Stocks (Cost: $429,200,683)		974,583,735
WARRANTS: 1.7%
Canada: 1.7%
352,000	Bonterra Resources, Inc. (CAD 3.10, expiring 08/20/21) * #	12,057
2,725,643	GoGold Resources, Inc. (CAD 0.85, expiring 02/25/22) * #	802,876
Number
of Shares		Value

Canada: (continued)
10,822,000	Liberty Gold Corp. (CAD 0.60, expiring 10/02/21) ‡ * #	$12,355,701
1,330,500	Marathon Gold Corp. (CAD 1.90, expiring 05/26/21) * #	446,603
1,754,500	Marathon Gold Corp. (CAD 1.60, expiring 09/30/21) * #	817,285
694,450	O3 Mining, Inc. (CAD 3.25, expiring 06/18/22) * # ø	513,778
357,198	Osisko Mining, Inc. (CAD 5.25, expiring 12/23/21) * # ø	205,542
3,172,500	Pure Gold Mining, Inc. (CAD 0.85, expiring 07/18/22) * #	2,173,265
Total Warrants (Cost: $2,052,785)		17,327,107
MONEY MARKET FUND: 1.3% (Cost: $12,823,230)
12,823,230	Invesco Treasury Portfolio – Institutional Class	12,823,230
Total Investments Before Collateral for Securities Loaned: 99.8% (Cost: $444,076,698)		1,004,734,072

See Notes to Financial Statements

19

INTERNATIONAL INVESTORS GOLD FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Number
of Shares		Value

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.3% (Cost: $3,613,093)
Money Market Fund: 0.3%
3,613,093	State Street Navigator Securities Lending Government Money Market Portfolio	$3,613,093
Number
of Shares	Value

Total Investments: 100.1% (Cost: $447,689,791)	$1,008,347,165
Liabilities in excess of other assets: (0.1)%	(1,345,288)
NET ASSETS: 100.0%	$1,007,001,877

Definitions:
ADR	American Depositary Receipt
CAD	Canadian Dollar
USD	United States Dollar
Footnotes:
‡	Affiliated issuer – as defined under the Investment Company Act of 1940.
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $5,726,876.
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $215,243,935 which represents 21.4% of net assets.
ø	Restricted Security – the aggregate value of restricted securities is $16,317,194, or 1.6% of net assets.
∞	Security is valued using significant unobservable inputs that factor in discount for lack of marketability and is classified as Level 3 in the fair value hierarchy

Restricted securities held by the Fund as of June 30, 2020 are as follows:

	Acquisition	Number of	Acquisition		% of
Security	Date	Shares	Cost	Value	Net Assets
Bear Creek Mining Corp.	8/15/2015	948,000	$2,865,267	$1,687,440	0.2%
Galway Metals, Inc.	6/23/2020	7,271,900	2,360,658	4,053,752	0.4
Great Bear Resources Ltd.	5/28/2020	428,500	3,434,346	5,583,378	0.6
O3 Mining, Inc.	6/18/2020	1,388,900	2,014,238	2,423,168	0.2
O3 Mining, Inc. Warrants	6/18/2020	694,450	390,739	513,778	0.0
Osisko Mining, Inc.	6/24/2020	714,396	1,644,888	1,850,136	0.2
Osisko Mining, Inc. Warrants	6/24/2020	357,198	271,650	205,542	0.0
			$12,981,786	$16,317,194	1.6%

See Notes to Financial Statements

20

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Gold	89.4%	$898,236,252
Precious Metals & Minerals	4.4	44,110,147
Silver	4.9	49,564,443
Money Market Funds	1.3	12,823,230
	100.0%	$1,004,734,072

A summary of the Fund’s transactions in securities of affiliates for the period ended June 30, 2020 is set forth below:

Affiliates	Value 12/31/19		Purchases	Sales Proceeds	Realized Gain (Loss)	Dividend Income	Net Change in Unrealized Appreciation (Depreciation)	Value 06/30/20
Bellevue Gold Ltd.	—	(a)	6,027,766	—	—	—	13,483,237	29,327,783
Corvus Gold, Inc.	11,218,742		230,622	—	—	—	5,665,018	17,114,382
Liberty Gold Corp.	15,682,873		4,066,068	—	—	—	19,350,463	39,099,404
Liberty Gold Corp. ø	2,603,383		—	(1,320,918)	—	—	(1,282,465)	—
Liberty Gold Corp. Warrant	3,750,260		—	—	—	—	8,605,441	12,355,701
Orezone Gold Corp.	—	(a)	2,262,289	—	(998,765)	—	3,321,938	8,203,558
Pure Gold Mining, Inc.	—	(a)	4,141,717	—	—	—	13,642,071	27,655,053
West African Resources Ltd.	—	(a)	965,367	—	—	—	15,307,631	28,997,347
	$33,255,258		$17,693,829	$(1,320,918)	$(998,765)	$—	$78,093,334	$162,753,228

(a)	Security held by the Fund, however not classified as an affiliate at the beginning of the reporting period
ø	Restricted Security

The summary of inputs used to value the Fund’s investments as of June 30, 2020 is as follows:

		Level 2	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Value
Common Stocks
Australia	$9,203,609	$183,902,811	$—	$193,106,420
Canada	650,838,498	13,910,434	103,583	664,852,515
Monaco	9,425,622	—	—	9,425,622
South Africa	31,316,026	—	—	31,316,026
United States	75,883,152	—	—	75,883,152
Warrants*	—	17,327,107	—	17,327,107
Money Market Funds	16,436,323	—	—	16,436,323
Total	$793,103,230	$215,140,352	$103,583	$1,008,347,165

*	See Schedule of Investments for geographic sector breakouts.

See Notes to Financial Statements

21

GLOBAL HARD ASSETS FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2020 (unaudited)

Assets
Investments, at value (Cost $376,838,908) (1)	$449,690,789
Short-term investment held as collateral for securities loaned (2)	137,652
Cash	101,327
Receivables
Shares of beneficial interest sold	154,970
Dividends and interest	270,523
Prepaid expenses	2,856
Other assets	24,184
Total assets	450,382,301
Liabilities
Payables
Collateral for securities loaned	137,652
Shares of beneficial interest redeemed	294,527
Due to Adviser	272,530
Due to Distributor	22,226
Deferred Trustee fees	432,243
Accrued expenses	1,171,169
Total liabilities	2,330,347
NET ASSETS	$448,051,954
Net Assets consist of
Aggregate paid in capital	$1,539,616,781
Total distributable earnings (loss)	(1,091,564,827)
$448,051,954
(1) Value of securities on loan	$5,702,839
(2) Cost of short-term investment held as collateral for securities loaned	$137,652

See Notes to Financial Statements

22

Class A Shares
Net Assets	$73,626,377
Shares of beneficial interest outstanding	3,243,626
Net asset value and redemption price per share	$22.70
Maximum offering price per share (Net asset value per share ÷ 94.25%)	$24.08
Class C Shares
Net Assets	$8,473,090
Shares of beneficial interest outstanding	438,364
(Redemption may be subject to a contingent deferred sales charge within the first year of ownership)	$19.33
Class I Shares
Net Assets	$290,266,657
Shares of beneficial interest outstanding	12,177,220
Net asset value, offering and redemption price per share	$23.84
Class Y Shares
Net Assets	$75,685,830
Shares of beneficial interest outstanding	3,267,882
Net asset value, offering and redemption price per share	$23.16

See Notes to Financial Statements

23

INTERNATIONAL INVESTORS GOLD FUND

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES

June 30, 2030 (unaudited)

Assets
Unaffiliated issuers (Cost $384,723,748)	$841,980,844
Affiliated issuers (Cost $59,352,950)	162,753,228
Short-term investment held as collateral for securities loaned (2)	3,613,093
Cash	88,579
Receivables
Investment securities sold	2,885,407
Shares of beneficial interest sold	5,346,030
Dividends and interest	691,415
Prepaid expenses	80,185
Other assets	12,602
Total assets	1,017,451,383
Liabilities
Payables
Investment securities purchased	3,074,194
Collateral for securities loaned	3,613,093
Shares of beneficial interest redeemed	2,463,716
Due to Adviser	497,459
Due to Distributor	108,415
Deferred Trustee fees	435,869
Accrued expenses	256,760
Total liabilities	10,449,506
NET ASSETS	$1,007,001,877
Net Assets consist of
Aggregate paid in capital	$902,095,633
Total distributable earnings (loss)	104,906,244
$1,007,001,877
(1) Value of securities on loan	$5,726,876
(2) Cost of short-term investment held as collateral for securities loaned	$3,613,093

See Notes to Financial Statements

24

Class A Shares
Net Assets	$377,433,873
Shares of beneficial interest outstanding	27,534,518
Net asset value and redemption price per share	$13.71
Maximum offering price per share (Net asset value per share ÷ 94.25%)	$14.55
Class C Shares
Net Assets	$57,132,931
Shares of beneficial interest outstanding	4,847,944
(Redemption may be subject to a contingent deferred sales charge within the first year of ownership)	$11.78
Class I Shares
Net Assets	$287,064,147
Shares of beneficial interest outstanding	15,939,448
Net asset value, offering and redemption price per share	$18.01
Class Y Shares
Net Assets	$285,370,926
Shares of beneficial interest outstanding	20,314,302
Net asset value, offering and redemption price per share	$14.05

See Notes to Financial Statements

25

GLOBAL HARD ASSETS FUND

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2020 (unaudited)

Income
Dividends	$5,482,432
Securities lending income	37,816
Foreign taxes withheld	(190,126)
Total income	5,330,122
Expenses
Management fees	2,502,958
Distribution fees – Class A	103,246
Distribution fees – Class C	46,478
Transfer agent fees – Class A	186,797
Transfer agent fees – Class C	25,473
Transfer agent fees – Class I	102,528
Transfer agent fees – Class Y	116,036
Custodian fees	11,853
Professional fees	46,533
Registration fees – Class A	9,374
Registration fees – Class C	7,506
Registration fees – Class I	8,849
Registration fees – Class Y	12,011
Reports to shareholders	36,555
Insurance	34,051
Trustees’ fees and expenses	62,247
Interest	4,737
Other	6,372
Total expenses	3,323,604
Waiver of management fees	(635,542)
Net expenses	2,688,062
Net investment income	2,642,060
Net realized loss on
Investments sold	(53,627,999)
Foreign currency transactions and foreign denominated assets and liabilities	(22,209)
Net realized loss	(53,650,208)
Net change in unrealized appreciation (depreciation) on
Investments	(92,405,746)
Net Decrease in Net Assets Resulting from Operations	$(143,413,894)

See Notes to Financial Statements

26

INTERNATIONAL INVESTORS GOLD FUND

CONSOLIDATED STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2020 (unaudited)

Income
Dividends – unaffiliated issuers	$3,454,334
Securities lending income	17,774
Foreign taxes withheld	(321,124)
Total income	3,150,984
Expenses
Management fees	2,658,349
Distribution fees – Class A	355,011
Distribution fees – Class C	199,189
Transfer agent fees – Class A	177,603
Transfer agent fees – Class C	30,714
Transfer agent fees – Class I	28,921
Transfer agent fees – Class Y	71,357
Administration fees	928,622
Custodian fees	21,375
Professional fees	59,901
Registration fees – Class A	18,616
Registration fees – Class C	7,311
Registration fees – Class I	8,283
Registration fees – Class Y	9,786
Reports to shareholders	38,889
Insurance	16,689
Trustees’ fees and expenses	47,604
Interest	5,498
Other	3,229
Total expenses	4,686,947
Waiver of management fees	(42,162)
Net expenses	4,644,785
Net investment loss	(1,493,801)
Net realized gain (loss) on:
Investments sold – unaffiliated issuers	23,313,127
Investments sold – affiliated issuers	(998,765)
Foreign currency transactions and foreign denominated assets and liabilities	(118,497)
Net realized gain	22,195,865
Net change in unrealized appreciation (depreciation) on:
Investments – unaffiliated issuers	154,808,527
Investments – affiliated issuers	78,093,334
Foreign currency transactions and foreign denominated assets and liabilities	9,020
Net change in unrealized appreciation (depreciation)	232,910,881
Net Increase in Net Assets Resulting from Operations	$253,612,945

See Notes to Financial Statements

27

GLOBAL HARD ASSETS FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2020	Year Ended December 31, 2019
	(unaudited)
Operations
Net investment income	$2,642,060	$10,051,529
Net realized loss	(53,650,208)	(56,302,240)
Net change in unrealized appreciation (depreciation)	(92,405,746)	176,350,648
Net increase (decrease) in net assets resulting from operations	(143,413,894)	130,099,937
Distributions to shareholders
Class A Shares	—	(1,068,731)
Class I Shares	—	(6,872,458)
Class Y Shares	—	(1,459,189)
Total distributions	—	(9,400,378)
Share transactions
Proceeds from sale of shares
Class A Shares	5,062,401	39,012,738
Class C Shares	584,706	1,149,524
Class I Shares	16,793,237	96,072,356
Class Y Shares	17,028,853	38,073,699
	39,469,197	174,308,317
Reinvestment of distributions
Class A Shares	—	946,857
Class I Shares	—	4,097,289
Class Y Shares	—	1,200,753
	—	6,244,899
Cost of shares redeemed
Class A Shares	(24,655,969)	(130,386,934)
Class C Shares	(2,164,016)	(14,978,279)
Class I Shares	(93,825,264)	(673,893,782)
Class Y Shares	(32,510,160)	(107,282,301)
	(153,155,409)	(926,541,296)
Net decrease in net assets resulting from share transactions	(113,686,212)	(745,988,080)
Total decrease in net assets	(257,100,106)	(625,288,521)
Net Assets
Beginning of period	705,152,060	1,330,440,581
End of period	$448,051,954	$705,152,060

See Notes to Financial Statements

28

INTERNATIONAL INVESTORS GOLD FUND

CONSOLIDATED STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2020	Year Ended December 31, 2019
	(unaudited)
Operations
Net investment loss	$(1,493,801)	$(2,711,520)
Net realized gain	22,195,865	36,583,730
Net change in unrealized appreciation (depreciation)	232,910,881	174,025,839
Net increase in net assets resulting from operations	253,612,945	207,898,049
Distributions to shareholders
Class A Shares	—	(9,849,753)
Class C Shares	—	(1,317,826)
Class I Shares	—	(7,155,874)
Class Y Shares	—	(6,678,146)
Total distributions	—	(25,001,599)
Share transactions
Proceeds from sale of shares
Class A Shares	36,061,368	50,069,816
Class C Shares	10,483,485	8,100,556
Class I Shares	39,693,034	47,714,765
Class Y Shares	84,938,164	81,877,463
	171,176,051	187,762,600
Reinvestment of distributions
Class A Shares	—	8,768,963
Class C Shares	—	1,199,886
Class I Shares	—	6,386,262
Class Y Shares	—	5,639,172
	—	21,994,283
Cost of shares redeemed
Class A Shares	(31,110,998)	(46,995,972)
Class C Shares	(5,182,912)	(12,381,938)
Class I Shares	(64,504,975)	(135,344,405)
Class Y Shares	(43,363,143)	(53,811,628)
	(144,162,028)	(248,533,943)
Net increase (decrease) in net assets resulting from share transactions	27,014,023	(38,777,060)
Total increase in net assets	280,626,968	144,119,390
Net Assets
Beginning of period	726,374,909	582,255,519
End of period	$1,007,001,877	$726,374,909

See Notes to Financial Statements

29

GLOBAL HARD ASSETS FUND

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Class A
	For the Six Months Ended June 30,		Year Ended December 31,
	2020		2019	2018		2017		2016	2015
	(unaudited)
Net asset value, beginning of period	$28.39		$25.66	$36.32		$36.87		$25.76	$38.89
Income from investment operations
Net investment income (loss)	0.07	(a)	0.17 (a)	(0.05	)(a)	(0.17	)(a)	(0.20)	0.05 (a)
Net realized and unrealized gain (loss) on investments		(5.76)	2.81	(10.61)		(0.38)		11.32	(13.05)
Total from investment operations		(5.69)	2.98	(10.66)		(0.55)		11.12	(13.00)
Less distributions from:
Net investment income	—		(0.25)	—		—		(0.01)	(0.13)
Net asset value, end of period	$22.70		$28.39	$25.66		$36.32		$36.87	$25.76
Total return (b)	(20.04	)%(c)	11.64%	(29.35)%		(1.49)%		43.17%	(33.42)%
Ratios/Supplemental Data
Net assets, end of period (000’s)	$73,626		$118,029	$194,180		$349,066		$418,616	$321,875
Ratio of gross expenses to average net assets	1.81	%(d)	1.60%	1.59%		1.53%		1.50%	1.36%
Ratio of net expenses to average net assets	1.38	%(d)	1.38%	1.38%		1.38%		1.38%	1.36%
Ratio of net expenses to average net assets, excluding interest expense	1.38	%(d)	1.38%	1.38%		1.38%		1.38%	1.36%
Ratio of net investment income (loss) to average net assets	0.65	%(d)	0.63%	(0.15)%		(0.50)%		(0.56)%	0.14%
Portfolio turnover rate	21	%(c)	33%	16%		17%		36%	26%
(a)	Calculated based upon average shares outstanding.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(c)	Not annualized.
(d)	Annualized.

See Notes to Financial Statements

30

GLOBAL HARD ASSETS FUND

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Class C
	For the Six Months Ended June 30,		Year Ended December 31,
	2020		2019		2018		2017		2016	2015
	(unaudited)
Net asset value, beginning of period	$24.27		$21.93		$31.28		$32.00		$22.53	$34.32
Income from investment operations
Net investment loss	(0.02	)(a)	(0.05	)(a)	(0.29	)(a)	(0.39	)(a)	(0.42)	(0.21	)(a)
Net realized and unrealized gain (loss) on investments		(4.92)	2.39		(9.06)		(0.33)		9.90	(11.45)
Total from investment operations		(4.94)	2.34		(9.35)		(0.72)		9.48	(11.66)
Less distributions from:
Net investment income	—		—		—		—		(0.01)	(0.13)
Net asset value, end of period	$19.33		$24.27		$21.93		$31.28		$32.00	$22.53
Total return (b)	(20.35	)%(c)	10.67%		(29.89)%		(2.25)%		42.08%	(33.96)%
Ratios/Supplemental Data
Net assets, end of period (000’s)	$8,473		$12,698		$24,454		$53,893		$94,488	$88,945
Ratio of gross expenses to average net assets	2.80	%(d)	2.44%		2.32%		2.19%		2.15%	2.16%
Ratio of net expenses to average net assets	2.20	%(d)	2.20%		2.20%		2.19%		2.15%	2.16%
Ratio of net expenses to average net assets, excluding interest expense	2.20	%(d)	2.20%		2.20%		2.19%		2.15%	2.16%
Ratio of net investment loss to average net assets	(0.22	)%(d)	(0.19)%		(0.98)%		(1.33)%		(1.30)%	(0.67)%
Portfolio turnover rate	21	%(c)	33%		16%		17%		36%	26%
(a)	Calculated based upon average shares outstanding.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(c)	Not annualized.
(d)	Annualized.

See Notes to Financial Statements

31

GLOBAL HARD ASSETS FUND

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Class I
	For the Six Months Ended June 30,		Year Ended December 31,
	2020		2019	2018	2017		2016	2015
	(unaudited)
Net asset value, beginning of period	$29.74		$26.94	$38.10	$38.51		$26.80	$40.31
Income from investment operations
Net investment income (loss)	0.15	(a)	0.30 (a)	0.10 (a)	(0.03	)(a)	(0.06)	0.18 (a)
Net realized and unrealized gain (loss) on investments		(6.05)	2.94	(11.17)	(0.38)		11.78	(13.56)
Total from investment operations		(5.90)	3.24	(11.07)	(0.41)		11.72	(13.38)
Less distributions from:
Net investment income	—		(0.44)	(0.08)	—		(0.01)	(0.13)
Return of capital	—		—	(0.01)	—		—	—
Total distributions	—		(0.44)	(0.09)	—		(0.01)	(0.13)
Net asset value, end of period	$23.84		$29.74	$26.94	$38.10		$38.51	$26.80
Total return (b)	(19.84	)%(c)	12.06%	(29.04)%	(1.06)%		43.73%	(33.18)%
Ratios/Supplemental Data
Net assets, end of period (000’s)	$290,267		$459,786	$944,775	$1,563,581		$1,629,778	$1,307,353
Ratio of gross expenses to average net assets	1.15	%(d)	1.09%	1.06%	1.06%		1.05%	1.04%
Ratio of net expenses to average net assets	0.95	%(d)	0.95%	0.95%	0.97%		1.00%	1.00%
Ratio of net expenses to average net assets, excluding interest expense	0.95	%(d)	0.95%	0.95%	0.97%		1.00%	1.00%
Ratio of net investment income (loss) to average net assets	1.23	%(d)	1.05%	0.29%	(0.08)%		(0.17)%	0.50%
Portfolio turnover rate	21	%(c)	33%	16%	17%		36%	26%
(a)	Calculated based upon average shares outstanding.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(c)	Not annualized.
(d)	Annualized.

See Notes to Financial Statements

32

GLOBAL HARD ASSETS FUND

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Class Y
	For the Six Months Ended June 30,		Year Ended December 31,
	2020		2019	2018	2017		2016	2015
	(unaudited)
Net asset value, beginning of period	$28.93		$26.19	$37.01	$37.47		$26.11	$39.33
Income from investment operations
Net investment income (loss)	0.11	(a)	0.24 (a)	0.04 (a)	(0.08	)(a)	(0.10)	0.13 (a)
Net realized and unrealized gain (loss) on investments		(5.88)	2.87	(10.84)	(0.38)		11.47	(13.22)
Total from investment operations		(5.77)	3.11	(10.80)	(0.46)		11.37	(13.09)
Less distributions from:
Net investment income	—		(0.37)	(0.02)	—		(0.01)	(0.13)
Return of capital	—		—	— (e)	—		—	—
Total distributions	—		(0.37)	(0,02)	—		(0.01)	(0.13)
Net asset value, end of period	$23.16		$28.93	$26.19	$37.01		$37.47	$26.11
Total return (b)	(19.94	)%(c)	11.88%	(29.17)%	(1.23)%		43.55%	(33.27)%
Ratios/Supplemental Data
Net assets, end of period (000’s)	$75,686		$114,639	$167,032	$270,760		$312,113	$228,335
Ratio of gross expenses to average net assets	1.39	%(d)	1.24%	1.20%	1.16%		1.19%	1.15%
Ratio of net expenses to average net assets	1.13	%(d)	1.13%	1.13%	1.13%		1.13%	1.13%
Ratio of net expenses to average net assets, excluding interest expense	1.13	%(d)	1.13%	1.13%	1.13%		1.13%	1.13%
Ratio of net investment income (loss) to average net assets	0.95	%(d)	0.85%	0.11%	(0.25)%		(0.30)%	0.37%
Portfolio turnover rate	21	%(c)	33%	16%	17%		36%	26%
(a)	Calculated based upon average shares outstanding.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(c)	Not annualized.
(d)	Annualized.
(e)	Amount represents less than $0.005 per share.

See Notes to Financial Statements

33

INTERNATIONAL INVESTORS GOLD FUND

CONSOLIDATED FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Class A
	For the Six Months Ended June 30,		Year Ended December 31,
	2020		2019	2018	2017	2016	2015
	(unaudited)
Net asset value, beginning of period	$10.16		$7.65	$9.38	$8.62	$6.03	$8.00
Income from investment operations
Net investment loss (a)		(0.03)	(0.06)	(0.04)	(0.09)	(0.09)	(0.04)
Net realized and unrealized gain (loss) on investments	3.58		2.94	(1.47)	1.20	3.23	(1.93)
Total from investment operations	3.55		2.88	(1.51)	1.11	3.14	(1.97)
Less distributions from:
Net investment income	—		(0.37)	(0.22)	(0.35)	(0.55)	—
Net asset value, end of period	$13.71		$10.16	$7.65	$9.38	$8.62	$6.03
Total return (b)	34.94	%(c)	38.03%	(15.99)%	13.03%	53.12%	(24.63)%
Ratios/Supplemental Data
Net assets, end of period (000’s)	$377,434		$276,743	$200,402	$285,679	$285,208	$204,987
Ratio of gross expenses to average net assets	1.39	%(d)	1.49%	1.47%	1.43%	1.35%	1.43%
Ratio of net expenses to average net assets	1.39	%(d)	1.45%	1.45%	1.43%	1.35%	1.43%
Ratio of net expenses to average net assets, excluding interest expense	1.39	%(d)	1.45%	1.45%	1.43%	1.35%	1.43%
Ratio of net investment loss to average net assets	(0.56	)%(d)	(0.63)%	(0.51)%	(0.93)%	(0.89)%	(0.54)%
Portfolio turnover rate	18	%(c)	21%	35%	32%	28%	45%
(a)	Calculated based upon average shares outstanding.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(c)	Not annualized.
(d)	Annualized.

See Notes to Financial Statements

34

INTERNATIONAL INVESTORS GOLD FUND

CONSOLIDATED FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Class C
	For the Six Months Ended June 30,		Year Ended December 31,
	2020		2019	2018	2017	2016	2015
	(unaudited)
Net asset value, beginning of period	$8.77		$6.64	$8.25	$7.61	$5.41	$7.24
Income from investment operations
Net investment loss (a)		(0.06)	(0.11)	(0.09)	(0.14)	(0.15)	(0.09)
Net realized and unrealized gain (loss) on investments	3.07		2.55	(1.30)	1.06	2.90	(1.74)
Total from investment operations	3.01		2.44	(1.39)	0.92	2.75	(1.83)
Less distributions from:
Net investment income	—		(0.31)	(0.22)	(0.28)	(0.55)	—
Net asset value, end of period	$11.78		$8.77	$6.64	$8.25	$7.61	$5.41
Total return (b)	34.32	%(c)	37.12%	(16.73)%	12.24%	52.00%	(25.28)%
Ratios/Supplemental Data
Net assets, end of period (000’s)	$57,133		$38,264	$31,889	$47,452	$50,632	$32,556
Ratio of gross expenses to average net assets	2.19	%(d)	2.31%	2.27%	2.21%	2.10%	2.22%
Ratio of net expenses to average net assets	2.19	%(d)	2.20%	2.20%	2.20%	2.10%	2.20%
Ratio of net expenses to average net assets, excluding interest expense	2.19	%(d)	2.20%	2.20%	2.20%	2.10%	2.20%
Ratio of net investment loss to average net assets	(1.35	)%(d)	(1.36)%	(1.25)%	(1.70)%	(1.65)%	(1.31)%
Portfolio turnover rate	18	%(c)	21%	35%	32%	28%	45%
(a)	Calculated based upon average shares outstanding.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(c)	Not annualized.
(d)	Annualized.

See Notes to Financial Statements

35

INTERNATIONAL INVESTORS GOLD FUND

CONSOLIDATED FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Class I
	For the Six Months Ended June 30,		Year Ended December 31,
	2020		2019	2018	2017	2016	2015
	(unaudited)
Net asset value, beginning of period	$13.32		$9.93	$12.05	$10.97	$7.54	$9.95
Income from investment operations
Net investment loss (a)		(0.01)	(0.02)	(0.01)	(0.06)	(0.06)	(0.01)
Net realized and unrealized gain (loss) on investments	4.70		3.82	(1.89)	1.54	4.04	(2.40)
Total from investment operations	4.69		3.80	(1.90)	1.48	3.98	(2.41)
Less distributions from:
Net investment income	—		(0.41)	(0.22)	(0.40)	(0.55)	—
Net asset value, end of period	$18.01		$13.32	$9.93	$12.05	$10.97	$7.54
Total return (b)	35.21	%(c)	38.61%	(15.69)%	13.56%	53.63%	(24.22)%
Ratios/Supplemental Data
Net assets, end of period (000’s)	$287,064		$235,796	$243,901	$284,621	$183,511	$191,444
Ratio of gross expenses to average net assets	1.04	%(d)	1.09%	1.06%	1.04%	1.01%	1.07%
Ratio of net expenses to average net assets	1.00	%(d)	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net expenses to average net assets, excluding interest expense	1.00	%(d)	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment loss to average net assets	(0.17	)%(d)	(0.16)%	(0.06)%	(0.51)%	(0.52)%	(0.13)%
Portfolio turnover rate	18	%(c)	21%	35%	32%	28%	45%
(a)	Calculated based upon average shares outstanding.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(c)	Not annualized.
(d)	Annualized.

See Notes to Financial Statements

36

INTERNATIONAL INVESTORS GOLD FUND

CONSOLIDATED FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Class Y
	For the Six Months Ended June 30,		Year Ended December 31,
	2020		2019	2018	2017	2016	2015
	(unaudited)
Net asset value, beginning of period	$10.40		$7.82	$9.55	$8.78	$6.12	$8.08
Income from investment operations
Net investment loss (a)		(0.01)	(0.03)	(0.01)	(0.06)	(0.07)	(0.02)
Net realized and unrealized gain (loss) on investments	3.66		3.01	(1.50)	1.22	3.28	(1.94)
Total from investment operations	3.65		2.98	(1.51)	1.16	3.21	(1.96)
Less distributions from:
Net investment income	—		(0.40)	(0.22)	(0.39)	(0.55)	—
Net asset value, end of period	$14.05		$10.40	$7.82	$9.55	$8.78	$6.12
Total return (b)	35.10	%(c)	38.52%	(15.71)%	13.29%	53.49%	(24.26)%
Ratios/Supplemental Data
Net assets, end of period (000’s)	$285,371		$175,573	$106,064	$96,390	$75,361	$28,084
Ratio of gross expenses to average net assets	1.09	%(d)	1.17%	1.18%	1.16%	1.11%	1.21%
Ratio of net expenses to average net assets	1.09	%(d)	1.10%	1.10%	1.10%	1.10%	1.10%
Ratio of net expenses to average net assets, excluding interest expense	1.09	%(d)	1.10%	1.10%	1.10%	1.10%	1.10%
Ratio of net investment loss to average net assets	(0.24	)%(d)	(0.29)%	(0.17)%	(0.60)%	(0.66)%	(0.21)%
Portfolio turnover rate	18	%(c)	21%	35%	32%	28%	45%
(a)	Calculated based upon average shares outstanding.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(c)	Not annualized.
(d)	Annualized.

See Notes to Financial Statements

37

VANECK FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2020 (unaudited)

Note 1—Fund Organization—VanEck Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust was organized as a Massachusetts business trust on April 3, 1985. These financial statements relate only to the following investment portfolios: Global Hard Assets Fund and International Investors Gold Fund (collectively the “Funds” and each a “Fund”). The International Investors Gold Fund is classified as a non-diversified fund and may effect certain investments through the Gold Series Fund I Subsidiary (the “Subsidiary”), a wholly-owned Cayman Islands exempted company. The Global Hard Assets Fund is classified as a diversified fund and seeks long-term capital appreciation by investing primarily in hard asset securities. The International Investors Gold Fund seeks long-term capital appreciation by investing in common stocks of gold-mining companies or directly in gold bullion and other metals. Each of the Funds is authorized to issue various classes of shares. Each share class represents an interest in the same portfolio of investments of the respective Fund and is substantially the same in all respects, except that the classes are subject to different distribution fees and sales charges. Class I and Y Shares are sold without a sales charge; Class A Shares are sold subject to a front-end sales charge; and Class C Shares are sold with a contingent deferred sales charge.

Note 2—Significant Accounting Policies—The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The Funds are investment companies and follow accounting and reporting requirements of Accounting Standards Codification (“ASC”) 946 Financial Services – Investment Companies.

The following is a summary of significant accounting policies followed by the Funds.

A.	Security Valuation—The Funds value their investments in securities and other assets and liabilities at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Securities traded on national exchanges are valued at the closing price on the markets in which the securities trade. Securities traded on the NASDAQ Stock Market LLC (NASDAQ) are valued at the NASDAQ official closing price. Over-the-counter securities not included on NASDAQ and listed
38

securities for which no sales was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded they are categorized as Level 1 in the fair value hierarchy (as described below). Certain foreign securities, whose values may be affected by market direction or events occurring before the Funds’ pricing time (4:00 p.m. Eastern Time) but after the last close of the securities’ primary market, are fair valued using a pricing service and are categorized as Level 2 in the fair value hierarchy. The pricing service, using methods approved by the Board of Trustees, considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant ADR’s and futures contracts. The Funds may also fair value securities in other situations, such as, when a particular foreign market is closed but the Fund is open. Short-term obligations with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Open-end mutual fund investments (including money market funds) are valued at their closing net asset value each business day and are categorized as Level 1 in the fair value hierarchy. Forward foreign currency contracts are valued at the spot currency rate plus an amount (“points”), which reflects the differences in interest rates between the U.S. and foreign markets and is categorized as Level 2 in the fair value hierarchy. The Pricing Committee of Van Eck Associates Corporation (the “Adviser”) provides oversight of the Funds’ valuation policies and procedures, which are approved by the Funds’ Board of Trustees. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities dealers, and other market sources to determine fair value. The Pricing Committee convenes regularly to review the fair value of financial instruments or other assets. If market quotations for a security or other asset are not readily available, or if the Adviser believes it does not otherwise reflect the fair value of a security or asset, the security or asset will be fair valued by the Pricing Committee in accordance with the Funds’ valuation policies and procedures. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, periodic comparisons to valuations provided by other independent pricing services, transactional back-testing and disposition analysis.

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and security specific information are used to determine the fair value of these securities.
39

VANECK FUNDS

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

Depending on the relative significance of valuation inputs, these securities may be classified either as Level 2 or Level 3 in the fair value hierarchy. The price which the Funds may realize upon sale of an investment may differ materially from the value presented in the Schedules of Investments.

The Funds utilize various methods to measure the fair value of its investments on a recurring basis which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The fair value hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels of the fair value hierarchy are described below:

Level 1 –	Quoted prices in active markets for identical securities.

Level 2 –	Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 –	Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of the inputs and the levels used to value each Fund’s investments are located in the Schedules of Investments. Additionally, tables that reconcile the valuation of each Fund’s Level 3 investments, and that present additional information about the valuation methodologies and unobservable inputs into those Level 3 investments, if applicable, are located in the Schedules of Investments.

B.	Basis for Consolidation—Consolidated financial statements of the International Investors Gold Fund, present the financial position and results of operation for the Fund and its wholly-owned Subsidiary. All interfund account balances and transactions between parent and subsidiary have been eliminated in consolidation. As of June 30, 2020, the International Investors Gold Fund held $26,758 in its Subsidiary, representing 0.01% of the Fund’s net assets.

C.	Federal Income Taxes—It is each Fund’s policy to comply with the provisions of the U.S. Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute all of its net investment income and net realized capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

The Subsidiary of the International Investors Gold Fund is classified as a controlled foreign corporation (“CFC”) under the Code. For U.S. tax
40

purposes, a CFC is not subject to U.S. income tax. However, as a wholly owned CFC, its net income and capital gains, to the extent of its earnings and profits, will be included each year in the Fund investment company taxable income. Net losses of the CFC cannot be deducted by the Fund in the current year, nor carried forward to offset taxable income in future years.

D.	Currency Translation—Assets and liabilities denominated in foreign currencies and commitments under foreign currency contracts are translated into U.S. dollars at the closing prices of such currencies each business day as quoted by one or more sources. Purchases and sales of investments are translated at the exchange rates prevailing when such investments are acquired or sold. Foreign denominated income and expenses are translated at the exchange rates prevailing when accrued.

The portion of realized and unrealized gains and losses on investments that result from fluctuations in foreign currency exchange rates is not separately disclosed. Such amounts are included with the net realized and unrealized gains and losses on investment securities in the Statement of Operations. Recognized gains or losses attributable to foreign currency fluctuations on foreign currency denominated assets, other than investments and forward foreign currency contracts, and liabilities are recorded as net realized gain (loss) and net change in unrealized appreciation (depreciation) on foreign currency transactions and foreign denominated assets and liabilities in the Statement of Operations.

E.	Distributions to Shareholders—Dividends to shareholders from net investment income and distributions from net realized capital gains, if any, are declared and paid annually. Income dividends and capital gain distributions are determined in accordance with U.S. income tax regulations, which may differ from such amounts determined in accordance with GAAP.

F.	Restricted Securities—The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each Fund’s Schedule of Investments.

G.	Use of Derivative Instruments—The Funds may invest in derivative instruments, including, but not limited to, options, futures, swaps and foreign forward currency contracts. A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. Derivative instruments may be privately negotiated
41

VANECK FUNDS

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

contracts (often referred to as over-the-counter (“OTC”) derivatives) or they may be listed and traded on an exchange. Derivative contracts may involve future commitments to purchase or sell financial instruments or commodities at specified terms on a specified date, or to exchange interest payment streams or currencies based on a notional or contractual amount. Derivative instruments may involve a high degree of financial risk. The use of derivative instruments also involves the risk of loss if the investment adviser is incorrect in its expectation of the timing or level of fluctuations in securities prices, interest rates or currency prices. Investments in derivative instruments also include the risk of default by the counterparty, the risk that the investment may not be liquid and the risk that a small movement in the price of the underlying security or benchmark may result in a disproportionately large movement, unfavorable or favorable, in the price of the derivative instrument. During the period ended June 30, 2020, the Funds held no derivative instruments.

H.	Offsetting Assets and Liabilities—In the ordinary course of business, the Funds enter into transactions subject to enforceable master netting agreements or other similar agreements. Generally, the right of setoff in those agreements allows the Funds to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreements. The Funds may pledge or receive cash and/or securities as collateral for derivative instruments and securities lending. For financial reporting purposes, the Funds present securities lending assets and liabilities on a gross basis in the Statements of Assets and Liabilities. Cash collateral received for securities lending at June 30, 2020 is disclosed in the Schedules of Investments and in the Statements of Assets and Liabilities, non-cash collateral is disclosed in Note 9 (Securities Lending).

I.	Other—Security transactions are accounted for on trade date. Realized gains and losses are determined based on the specific identification method. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized upon notification of the ex-dividend date. Income, non-class specific expenses, gains and losses on investments are allocated to each class of shares based upon the relative net assets. Expenses directly attributable to a specific class are charged to that class.

The Funds earn interest income on uninvested cash balances held at the custodian bank, such amounts, if any, are presented as interest income in the Statements of Operations.
42

In the normal course of business, the Funds enter into contracts that contain a variety of general indemnifications. The Funds’ maximum exposure under these agreements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Adviser believes the risk of loss under these arrangements to be remote.

Note 3—Investment Management and Other Agreements—The Adviser is the investment adviser to the Global Hard Assets Fund and International Investors Gold Fund.

The Adviser receives a management fee, calculated daily and payable monthly based on the Funds’ average daily net assets:

Fund	Annual Rate
Global Hard Assets Fund	1.00% of the first $2.5 billion and 0.90% thereafter
International Investors Gold Fund	0.75% of the first $500 million, 0.65% on the next $250 million and 0.50% thereafter

The Adviser has agreed, until at least May 1, 2021, to waive management fees and assume expenses to prevent the Funds’ total annual operating expenses (excluding acquired fund fees and expenses, interest expense, trading expenses, dividends and interest payments on securities sold short, taxes and extraordinary expenses) from exceeding the expense limitations listed in the table below.

The current expense limitations and the amounts waived by the Adviser for the period ended June 30, 2020, are as follows:

	Expense Limitation	Waiver of Management Fees
Global Hard Assets Fund
Class A	1.38%	$176,122
Class C	2.20	27,534
Class I	0.95	324,106
Class Y	1.13	107,780
International Investors Gold Fund
Class A	1.45%	$—
Class C	2.20	—
Class I	1.00	42,162
Class Y	1.10	—

The Adviser also performs accounting and administrative services for the International Investors Gold Fund. The Adviser is paid a monthly fee at a rate of 0.25% per year on the first $750 million of the average daily net assets of the Fund and 0.20% per year of the average daily net assets in

43

VANECK FUNDS

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

excess of $750 million. Administrative fees are included in expenses in the Statement of Operations.

For the period ended June 30, 2020, Van Eck Securities Corporation (the “Distributor”), an affiliate of the Adviser, received sales loads of $ 25,689 from Global Hard Assets Fund and $380,460 from International Investors Gold Fund relating to the sale of shares of the Funds, of which $ 22,177 and $341,299, respectively, were reallowed to broker/dealers and the remaining $ 3,512 and $39,161, respectively, were retained by the Distributor.

Certain officers of the Trust are officers, directors or stockholders of the Adviser and the Distributor.

Note 4—Investments—The cost of purchases and proceeds from sales of investments, excluding short-term investments, for the period ended June 30, 2020 were as follows:

Fund	Cost of Investments Purchased	Proceeds from Investments Sold
Global Hard Assets Fund	$101,075,486	$204,442,359
International Investors Gold Fund	153,278,984	139,933,006

Note 5—Income Taxes—As of June 30, 2020, for Federal income tax purposes, the identified cost, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation (depreciation) of investments were as follows:

Fund	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Global Hard Assets Fund	$399,762,801	$115,393,462	$(65,327,822)	$50,065,640
International Investors Gold Fund	531,196,733	572,757,618	(95,607,186)	477,150,432

The tax character of dividends paid to shareholders during the year ended December 31, 2019 were as follows:

Fund	Ordinary Income
Global Hard Assets Fund	$9,400,378
International Investors Gold Fund	25,001,599

The tax character of current year distributions will be determined at the end of the current fiscal year.

At December 31, 2019, the Funds had capital loss carryforwards available to offset future capital gains, as follows:

44

Fund	Short-Term Capital Losses with No Expiration	Long-Term Capital Losses with No Expiration	Total
Global Hard Assets Fund	$(105,512,193)	$(985,540,249)	$(1,091,052,442)
International Investors Gold Fund	(109,644,314)	(307,567,920)	(417,212,234)

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more-likely-than-not” to be sustained assuming examination by applicable tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on return filings for all open tax years. The Funds do not have exposure for additional years that might still be open in certain foreign jurisdictions. Therefore, no provision for income tax is required in the Funds’ financial statements. However, the Funds are subject to foreign taxes on the appreciation in value of certain investments. The Funds provide for such taxes, if any, on both realized and unrealized appreciation.

The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statements of Operations. During the period ended June 30, 2020, the Funds did not incur any interest or penalties.

Note 6—Principal Risks—The Funds may purchase securities on foreign exchanges. Securities of foreign issuers involve special risks and considerations not typically associated with investing in U.S. issuers. These risks include devaluation of currencies, less reliable information about issuers, different securities transaction clearance and settlement practices, and future adverse political and economic developments. These risks are heightened for investments in emerging market countries. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of comparable U.S. issuers. Changes in laws or government regulation by the United States and/or the Cayman Islands could adversely affect the operations of the Funds. The Global Hard Assets Fund and the International Investors Gold Fund may concentrate their investments in companies which are significantly engaged in the exploration, development, production and distribution of gold and other natural resources such as strategic and other metals, minerals, forest products, oil, natural gas and coal and by investing in gold bullion and coins. In addition, the International Investors Gold Fund may invest up to 25% of its net assets in gold and silver coins, gold, silver, platinum and palladium bullion and exchange traded funds that invest in such coins and bullion and derivatives on the foregoing. Since the Funds

45

VANECK FUNDS

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

may so concentrate, they may be subject to greater risks and market fluctuations than other more diversified portfolios. The production and marketing of gold and other natural resources may be affected by actions and changes in governments. In addition, gold and natural resources may be cyclical in nature.

A recent outbreak of respiratory disease caused by a novel coronavirus, which was first detected in China in December 2019, has subsequently spread internationally and has been declared a pandemic by the World Health Organization. The coronavirus has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, loss of life, as well as general concern and uncertainty. The coronavirus has already negatively impacted the economies of many nations, individual companies, and the market. This pandemic is expected to have a continued impact in ways that cannot necessarily be foreseen presently.

A more complete description of risks is included in the Funds’ Prospectus and Statement of Additional Information.

Note 7—12b-1 Plans of Distribution—Pursuant to Rule 12b-1 Plans of Distribution (the “Plan”), the Funds are authorized to incur distribution expenses which will principally be payments to securities dealers who have sold shares and serviced shareholder accounts and payments to the Distributor, for reimbursement of other actual promotion and distribution expenses incurred by the Distributor on behalf of the Funds. The amount paid under the Plan in any one year is limited to 0.25% of average daily net assets for Class A Shares and 1.00% of average daily net assets for Class C Shares, and is recorded as Distribution fees in the Statement of Operations.

Note 8—Shareholder Transactions—Shares of beneficial interest issued, reinvested and redeemed (unlimited number of $0.001 par value shares authorized):

46

	Global Hard Assets Fund		International Investors Gold Fund
	Six Months Ended June 30, 2020	Year Ended December 31, 2019	Six Months Ended June 30, 2020	Year Ended December 31, 2019
	(unaudited)		(unaudited)
Class A
Shares sold	233,744	1,432,075	3,334,553	5,324,648
Shares reinvested	—	33,841	—	925,972
Shares redeemed	(1,148,210)	(4,873,897)	(3,043,472)	(5,206,160)
Net increase (decrease)	(914,466)	(3,407,981)	291,081	1,044,460
Class C
Shares sold	29,227	49,499	1,059,505	978,646
Shares reinvested	—	—	—	146,865
Shares redeemed	(114,112)	(641,495)	(576,397)	(1,559,707)
Net increase (decrease)	(84,886)	(591,996)	483,108	(434,196)
Class I
Shares sold	702,975	3,313,712	2,888,024	4,370,514
Shares reinvested	—	138,743	—	514,192
Shares redeemed	(3,983,639)	(23,059,920)	(4,652,277)	(11,740,960)
Net decrease	(3,280,664)	(19,607,465)	(1,764,253)	(6,856,254)
Class Y
Shares sold	750,356	1,359,163	7,655,073	8,519,083
Shares reinvested	—	42,117	—	581,958
Shares redeemed	(1,445,606)	(3,815,058)	(4,229,909)	(5,772,186)
Net increase (decrease)	(695,250)	(2,413,778)	3,425,164	3,328,855

Note 9—Securities Lending—To generate additional income, the Funds may lend its securities pursuant to a securities lending agreement with the securities lending agent. The Funds may lend up to 33% of its investments requiring that the loan be continuously collateralized by cash, cash equivalents, U.S. government securities, or any combination of cash and such securities at all times equal to at least 102% (105% for foreign securities) of the market value of the securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. During the term of the loan, the Funds will continue to receive any dividends, interest or amounts equivalent thereto, on the securities loaned while receiving a fee from the borrower and/or earning interest on the investment of the cash collateral. Such fees and interest are shared with the securities lending agent under the terms of the securities lending agreement. Securities lending income is disclosed as such in the Statements of Operations. The cash collateral

47

VANECK FUNDS

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

is maintained on the Funds’ behalf by the lending agent and is invested in the State Street Navigator Securities Lending Government Money Market Portfolio. Non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities, and is not disclosed in the Funds’ Schedules of Investments or Statements of Assets and Liabilities as it is held by the agent on behalf of the Funds, and the Funds do not have the ability to re-hypothecate those securities. Loans are subject to termination at the option of the borrower or the Funds. Upon termination of the loan, the borrower will return to the Fund securities identical to the securities loaned. The Funds bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially. The value of loaned securities and related cash collateral at June 30, 2020 is presented on a gross basis in the Schedules of Investments and Statements of Assets and Liabilities. The following is a summary of the Funds’ securities on loan and related collateral as of June 30, 2020:

Fund	Market Value of Securities on Loan	Cash Collateral	Non-Cash Collateral*	Total Collateral
Global Hard Assets Fund	$5,702,839	$137,652	$5,654,699	$5,792,350
International Investors Gold Fund	5,726,876	3,613,093	2,223,287	5,836,380

The following table presents money market fund investments held as collateral by type of security on loan as of June 30, 2020:

Gross Amount of Recognized Liabilities for Securities Lending Transactions* in the Statements of Assets and Liabilities
Fund	Equity Securities
Global Hard Assets Fund	$137,652
International Investors Gold Fund	3,613,093

*	Remaining contractual maturity: overnight and continuous

Note 9—Bank Line of Credit—The Trust participates with VanEck VIP Trust (another registered investment company managed by Adviser) (the “VE/VIP Funds”) in a $30 million committed credit facility (the “Facility”) to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the participating Funds and other temporary or emergency purposes. The participating VE/VIP Funds have agreed to pay commitment fees, pro rata, based on the unused but available balance. Interest is charged to the participating VE/VIP Funds at rates based on prevailing market rates in

48

effect at the time of borrowings. During the period ended June 30, 2020, the Funds borrowed under this Facility as follows:

Fund	Days Outstanding	Average Daily Loan Balance	Average Interest Rate
Global Hard Assets Fund	8	$471,726	2.20%
International Investors Gold Fund	19	5,820,576	2.00

As of June 30, 2020, the Funds had no outstanding borrowings under the Facility.

Note 10—Trustee Deferred Compensation Plan—The Trust has a Deferred Compensation Plan (the “Deferred Plan”), for Trustees under which the Trustees can elect to defer receipt of their trustee fees until retirement, disability or termination from the Board of Trustees. The fees otherwise payable to the participating Trustees are deemed invested in shares of VE/VIP Funds as directed by the Trustees.

The expense for the Deferred Plan is included in “Trustees’ fees and expenses” in the Statement of Operations. The liability for the Deferred Plan is shown as “Deferred Trustee fees” in the Statement of Assets and Liabilities.

Note 11—Recent Accounting Pronouncements—The Funds adopted all provisions of the Accounting Standards Update No. 2018-13, Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”) that eliminate and modify certain disclosure requirements for fair value measurements. Public companies are required to disclose the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements. Based on management’s evaluation, the adoption of the ASU 2018-13 had no material effect on the financial statements and related disclosures.

Note 12—Subsequent Event Review—The Funds have evaluated subsequent events and transactions for potential recognition or disclosure through the date the financial statements were issued.

49

VANECK FUNDS

APPROVAL OF ADVISORY AGREEMENTS

June 30, 2020 (unaudited)

GLOBAL HARD ASSETS FUND

INTERNATIONAL INVESTORS GOLD FUND

(each, a “Fund”)

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that an investment advisory agreement between a fund and its investment adviser may be entered into only if it is approved, and may continue in effect from year to year after an initial two-year period only if its continuance is approved, at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund as defined in the 1940 Act (the “Independent Trustees”), at a meeting called for the purpose of considering such approval. On June 23, 2020, the Board of Trustees (the “Board”) of VanEck Funds (the “Trust”), including a majority of the Independent Trustees, approved the continuation of the existing advisory agreement (each, an “Advisory Agreement”) between each Fund and its investment adviser, Van Eck Associates Corporation (together with its affiliated companies, the “Adviser”). Information regarding the material factors considered and related conclusions reached by the Board in approving the continuation of each Fund’s Advisory Agreement is set forth below.

In considering the continuation of each Advisory Agreement, the Board reviewed and considered information that had been provided by the Adviser throughout the year at meetings of the Board and its committees, including information requested by the Independent Trustees and furnished by the Adviser for meetings of the Board held on June 5, 2020 and June 23, 2020 specifically for the purpose of considering the continuation of the Advisory Agreement. Although the Advisory Agreements for the Funds were considered at the same Board meetings, the Board considered the information provided to it about the Funds together and with respect to each Fund separately as the Board deemed appropriate. The Independent Trustees were advised by independent legal counsel throughout the year, including during the contract renewal process, and met with independent legal counsel in executive sessions outside the presence of management. The written and oral reports provided to the Board included, among other things, the following:

■	Information about the overall organization of the Adviser and the Adviser’s short-term and long-term business plans with respect to its mutual fund operations and other lines of business;
50

■	The consolidated financial statements of the Adviser for the past two fiscal years;

■	A copy of each Advisory Agreement and descriptions of the services provided by the Adviser thereunder;

■	Information regarding the qualifications, education and experience of the investment professionals responsible for portfolio management, investment research and trading activities for each Fund, the structure of their compensation and the resources available to support these activities;

■	A report prepared by Broadridge Financial Solutions (“Broadridge”), an independent consultant, comparing each Fund’s investment performance gross of expenses for a representative class of shares (including, where relevant, total returns, standard deviations, Sharpe ratios, information ratios, beta and alpha) for the one-, three-, five- and ten-year periods (as applicable) ended December 31, 2019 with the investment performance of (i) a universe of mutual funds selected by Broadridge with similar investment characteristics, utilizing for these purposes the oldest share class of each fund gross of expenses (each, a “Performance Category”), (ii) a sub-group of funds selected from its Performance Category by Broadridge further limited to approximate more closely the Fund’s investment style without regard to asset size (each, a “Performance Peer Group”) and (iii) an appropriate benchmark index;

■	A report prepared by Broadridge comparing the advisory fees and other expenses of a representative class of shares of each Fund during its fiscal year ended December 31, 2019 with a similar share class of (i) funds in its Performance Category that have the same share class (each, an “Expense Category”) and (ii) a sub-set of the funds that comprise its Performance Peer Group that have the same share class (each, an “Expense Peer Group”);

■	With respect to the International Investors Gold Fund, a supplemental report prepared by Broadridge comparing total management fee rates, which include both advisory and administrative fee rates on a combined basis (the “Management Fee Rates”), and, separately, the administrative fee rates and advisory fee rates with respect to a representative class of shares of the Fund during its fiscal year ended December 31, 2019 with those of the Fund’s (i) Expense Category and (ii) Expense Peer Group;
51

VANECK FUNDS

APPROVAL OF ADVISORY AGREEMENTS

June 30, 2020 (unaudited) (continued)

■	An analysis of the profitability of the Adviser with respect to its services for each Fund and the VanEck complex of mutual funds as a whole (the “VanEck Complex”);

■	Information regarding other investment products and services offered by the Adviser involving investment objectives and strategies similar to each Fund (“Comparable Products”), including the fees charged by the Adviser for managing the Comparable Products, a description of material differences and similarities in the services provided by the Adviser for each Fund and the Comparable Products, the sizes of the Comparable Products and the identity of the individuals responsible for managing the Comparable Products;

■	Information concerning the Adviser’s compliance program, the resources devoted to compliance efforts undertaken by the Adviser on behalf of each Fund, and reports regarding a variety of compliance-related issues;

■	Information with respect to the Adviser’s brokerage practices, including the Adviser’s processes for monitoring best execution of portfolio transactions and the benefits received by the Adviser from research acquired with soft dollars;

■	Information regarding the procedures used by the Adviser in monitoring the valuation of portfolio securities, including the methodologies used in making fair value determinations, and the Adviser’s due diligence process for recommending the selection of pricing vendors and monitoring the quality of the inputs provided by such vendors;

■	Information regarding how the Adviser safeguards the confidentiality and integrity of its data and files (both physical and electronic), as well as of any communications with third parties containing Fund and shareholder information, including reports regarding the Adviser’s cybersecurity framework and its implementation, the identification and monitoring of cybersecurity risks (including the risks that arise out of arrangements with third party service providers), the Adviser’s cybersecurity response policy and other initiatives of the Adviser to mitigate cybersecurity risks;

■	Information regarding the Adviser’s policies and practices with respect to personal investing by the Adviser and its employees, including reports regarding the administration of the Adviser’s code of
52

ethics and the Adviser’s policy with respect to investments in a Fund by the Adviser’s investment personnel;

■	Information regarding the Adviser’s investment process for each Fund, including how the Adviser integrates non-accounting-based information (including, but not limited to “environmental, social and governance” factors) and the non-security-selection, non-portfolio-construction activities of the investment teams, such as engagement with portfolio companies and industry group participation;

■	Information regarding the Adviser’s role as the administrator of the Trust’s liquidity risk management program;

■	Descriptions of sub-transfer agency, omnibus account and other shareholder servicing arrangements for each Fund with intermediaries (collectively, “Servicing Arrangements”), including a description of the services provided by the intermediaries pursuant to such Servicing Arrangements and the payment terms of the Servicing Arrangements, as well as reports regarding the amounts paid pursuant to the Servicing Arrangements and the amounts paid to intermediaries with respect to each Fund by the Adviser pursuant to any revenue sharing arrangements and Servicing Arrangements (to the extent not paid by the applicable Fund);

■	Descriptions of other administrative and other non-investment management services provided by the Adviser for each Fund, including the Adviser’s activities in managing relationships with each Fund’s custodian, transfer agent and other service providers; and

■	Other information provided by the Adviser in its response to a comprehensive questionnaire from the Independent Trustees.

In determining whether to approve the continuation of each Advisory Agreement, the Board considered, among other things, the following: (1) the nature, quality, extent and cost of the investment management, administrative and other non-investment management services provided by the Adviser; (2) the nature, quality and extent of the services performed by the Adviser in interfacing with, and monitoring the services performed by, third parties, such as the Fund’s custodian, transfer agent, sub-transfer agents and independent auditor, and the Adviser’s commitment and efforts to review the quality and pricing of third party service providers to the Fund with a view to reducing non-management expenses of the Fund; (3) the terms of the Advisory Agreement and the services performed thereunder; (4) the willingness of the Adviser to limit

53

VANECK FUNDS

APPROVAL OF ADVISORY AGREEMENTS

June 30, 2020 (unaudited) (continued)

the overall expenses of the Fund from time to time, if necessary or appropriate, by means of waiving all or a portion of its fees and/or paying expenses of the Fund; (5) the quality of the services, procedures and processes used to determine the value of the Fund’s assets and the actions taken to monitor and test the effectiveness of such services, procedures and processes; (6) the ongoing efforts of, and resources devoted by, the Adviser with respect to the development and implementation of a comprehensive compliance program; (7) the responsiveness of the Adviser to inquiries from, and examinations by, regulatory authorities, including the Securities and Exchange Commission; (8) the resources committed by the Adviser to information technology and cybersecurity; and (9) the ability of the Adviser to attract and retain quality professional personnel to perform investment advisory and administrative services for the Fund. The Board concluded that the nature, extent and quality of the services supported the renewal of each Advisory Agreement.

The performance data and the advisory fee and expense ratio data described below for each Fund is based on data for a representative class of shares of that Fund. The performance data is gross of expenses for periods on an annualized basis ended December 31, 2019, and the advisory fee and expense ratio data is as of the Funds’ fiscal year end of December 31, 2019. The Board considered each Fund’s performance for periods subsequent to the performance period covered by the Broadridge reports, and considered the Adviser’s assessment of the same. The Board also noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including, in particular, that notable differences may exist between a Fund and the other funds in the Fund’s Performance Peer Group and Performance Category (for example, with respect to investment objective(s) and investment strategies) and that the results of the performance comparisons may vary depending on (i) the end dates for the performance periods that were selected and (ii) the selection of the Performance Peer Group and Performance Category.

Performance.

Global Hard Assets Fund. The Board noted, based on a review of comparative annualized total returns, that the Class A shares of the Fund had outperformed its Performance Peer Group median for the one-year period and had underperformed its Performance Peer Group median for the three-, five- and ten-year periods. The Board noted that

54

the Class A shares of the Fund had underperformed its Performance Category median for the one-, three-, five- and ten-year periods. The Board also noted that the Class A shares of the Fund had underperformed its benchmark index for the one-, three-, five- and ten-year periods. The Board considered the Adviser’s analysis of the Fund’s prior performance, as well as the recent enhancements made with regard to the implementation of its investment strategy, which the Adviser believes have the potential to enhance the Fund’s performance over time. The Board concluded that the performance and the Adviser’s outlook for the Fund supported the renewal of the Advisory Agreement.

International Investors Gold Fund. The Board noted, based on a review of comparative annualized total returns, that the Class A shares of the Fund had underperformed its Performance Category median for the one- and three-year periods, had performed the same as its Performance Category median for the five-year period and had outperformed its Performance Category median for the ten-year period. The Board noted that the Class A shares of the Fund had underperformed its Performance Peer Group median for the one-, three- and five-year periods and had outperformed its Performance Peer Group median for the ten-year period. The Board also noted that the Class A shares of the Fund had underperformed its benchmark index for the one-, three- and five-year periods and had outperformed its benchmark index for the ten-year period. On the basis of the foregoing and other relevant information provided in response to inquiries by the Board, the Board concluded that the performance of the Fund supported the renewal of the Advisory Agreement.

Fees and Expenses.

Global Hard Assets Fund. The Board noted that the total expense ratio, net of waivers or reimbursements, was higher than the total expense ratio of the Fund’s Expense Peer Group and the same as the total expense ratio of the Fund’s Expense Category. The Board noted that the fee rate payable for advisory services was higher than the median advisory fee rates for the Fund’s Expense Peer Group and Expense Category. The Board also noted that the Adviser has agreed to waive fees or pay expenses of the Fund through May 1, 2021 to the extent necessary to prevent the expense ratio of the Fund from exceeding a specified maximum amount (subject to certain exclusions).

International Investors Gold Fund. The Board noted that the Fund pays an advisory fee, as well as a separate administrative fee. The Board

55

VANECK FUNDS

APPROVAL OF ADVISORY AGREEMENTS

June 30, 2020 (unaudited) (continued)

further noted that the fee rate payable for advisory services was equal to the median advisory fee rate of its Expense Category and higher than the median advisory fee rate of its Expense Peer Group. The Board noted that the Fund’s total expense ratio, net of waivers or reimbursements and its Management Fee Rate (which includes both advisory and administrative fee rates) were higher than the median total expense ratios and Management Fee Rates of its Expense Category and Expense Peer Group. The Board further noted that the Adviser has agreed to waive all or a portion of its advisory fees and/or pay expenses of the Fund through May 1, 2021 to the extent necessary to prevent the expense ratio of the Fund from exceeding a specified maximum amount (subject to certain exclusions).

The Board also considered the advisory fee charged to each Fund as compared to the fees charged to the Comparable Products, noting the differences in the services provided to each Fund as compared to those other products. On the basis of the foregoing, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the advisory fee rate charged to each Fund is reasonable.

Profitability and Economies of Scale. The Board considered the profits, if any, realized by the Adviser from managing each Fund and other mutual funds in the VanEck Complex and the methodology used to determine such profits. The Board noted that the levels of profitability reported on a fund-by-fund basis varied widely depending on such factors as the size, type of fund and operating history. Based on its review of the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the profits realized by the Adviser from managing each Fund supported the renewal of the respective Advisory Agreement. In this regard, the Board also considered the extent to which the Adviser may realize economies of scale, if any, as each Fund grows and whether each Fund’s fee schedule reflects any economies of scale for the benefit of shareholders, and concluded that each fee schedule was appropriate. The Board also considered that each Fund benefits from economies of scale through lower fees charged by third party service providers based on the combined size of the VanEck Complex.

Conclusion. In determining the material factors to be considered in evaluating the Advisory Agreement for each Fund and the weight to be given to such factors, the members of the Board relied upon the advice

56

of independent legal counsel and their own business judgment. The Board did not consider any single factor as controlling in determining whether to approve the continuation of each Advisory Agreement and each member of the Board may have placed varying emphasis on particular factors considered in reaching a conclusion. Moreover, this summary description does not necessarily identify all of the factors considered or conclusions reached by the Board. Based on its consideration of the foregoing factors and conclusions, and such other factors and conclusions as it deemed relevant, the Board unanimously approved the continuation of the Advisory Agreement for each Fund for an additional one-year period.

57

VANECK FUNDS

FUND’S LIQUIDITY RISK MANAGEMENT PROGRAM

(unaudited)

In accordance with Rule 22e-4 under the 1940 Act (the “Liquidity Rule”), the Funds have adopted and implemented a Liquidity Risk Management Program, (the “Program”) and the Funds’ Board has designated each Fund’s Adviser as the administrator of the Program. Each Fund’s Adviser administers the Program through its Liquidity Committee. The purpose of the Program is to outline the techniques, tools and arrangements employed for the management of liquidity risk within the Funds, and the terms, contents and frequency of reporting and escalation of any issues to the Board. Liquidity is managed taking account of the investment strategy, liquidity profile, and redemption policy and history of the Funds, with the objective of maintaining a level of liquidity that is appropriate in light of each Fund’s obligations to its shareholders. The Program assesses liquidity risk under both normal and stressed market conditions.

The Board reviewed a report prepared by each Fund’s Adviser regarding the operation and effectiveness of the Program for the period from December 1, 2018 through December 31, 2019 (the “Review Period”). During the Review Period, the Funds maintained a high level of liquidity and primarily held assets that are defined under the Liquidity Rule as “Highly Liquid Investments.” As a result, the Funds have not adopted a “Highly Liquid Investment Minimum,” as defined under the Liquidity Rule. A Highly Liquid Investment is defined as cash and any investment reasonably expected to be convertible to cash in current market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.

During the Review Period, there were no liquidity events that materially affected the performance of the Funds or their ability to timely meet redemptions without dilution to existing shareholders, and each Fund’s Adviser provided its assessment that the program had been effective in managing each fund’s liquidity risk. Further information on liquidity risks applicable to the Fund can be found in the Fund’s prospectus.

58

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the Fund’s prospectus and summary prospectus, which includes more complete information. Investing involves substantial risk and high volatility, including possible loss of principal. An investor should consider the investment objective, risks, charges and expenses of the Fund carefully before investing. To obtain a prospectus and summary prospectus, which contains this and other information, call 800.826.2333 or visit vaneck.com. Please read the prospectus and summary prospectus carefully before investing.

Additional information about the VanEck Fund’s (the “Trust”) Board of Trustees/Officers and a description of the policies and procedures the Trust uses to determine how to vote proxies relating to portfolio securities are provided in the Statement of Additional Information. The Statement of Additional Information and information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve month period ending June 30 is available, without charge, by calling 800.826.2333, or by visiting vaneck.com, or on the Securities and Exchange Commission’s website at https://www.sec.gov.

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-PORT. The Trust’s Form N-PORT filings are available on the Commission’s website at https://www.sec.gov and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 202.942.8090. The Fund’s complete schedule of portfolio holdings is also available by calling 800.826.2333 or by visiting vaneck.com.

Investment Adviser:	Van Eck Associates Corporation
Distributor:	Van Eck Securities Corporation 666 Third Avenue, New York, NY 10017 vaneck.com
Account Assistance:	800.544.4653	GHAIIGSAR

SEMI-ANNUAL REPORT June 30, 2020 (unaudited)

VanEck Funds

Emerging Markets Bond Fund

800.826.2333	vaneck.com

Certain information contained in this report represents the opinion of the investment adviser which may change at any time. This information is not intended to be a forecast of future events, a guarantee of future results or investment advice. Current market conditions may not continue. Also, unless otherwise specifically noted, any discussion of the Fund’s holdings, the Fund’s performance, and the views of the investment adviser are as of June 30, 2020.

EMERGING MARKETS BOND FUND

PRESIDENT’S LETTER

June 30, 2020 (unaudited)

Dear Fellow Shareholders:

The story for the last decade was simple and familiar – slower global economic growth was combated by expansive monetary policy. After the shock of the COVID-19 virus, we are returning to this investment theme. Thus we believe investors should be comfortable maintaining their strategic allocations to stocks and bonds, given the central bank’s aggressive support of the financial markets.

Why do we have this view? First, we believe that we are in a global recession, not a depression. Two indicators of global recession are copper and oil. When China slowed at the end of 2015, copper and oil fell hard. Since oil and copper haven’t fallen below those 2015-2016 lows and in fact have been rallying from those lows, the chance of a depression seems low.

So our base case is that markets will feel like the recovery after the global financial crisis – lower interest rates, asset price inflation and weak job recovery (due to different factors – varied industry impact not increased regulation). No guarantee, of course, that there will not be a re-test of lows or new lows, but financial markets will likely lead the economic recovery.

Our assumptions regarding this outlook are that: the virus fatality curve has flattened, mitigation steps like shutdowns can be local to deal with additional outbreaks and a COVID-19 vaccine happens this year. A vaccine is the biggest factor with early development a positive and later availability (or none) a negative.

The investing outlook sometimes does change suddenly, as now. To get our quarterly investment outlooks, please subscribe to “Investment Outlook” on vaneck.com. Should you have any questions regarding fund performance, please contact us at 800.826.2333 or visit our website.

1

EMERGING MARKETS BOND FUND

PRESIDENT’S LETTER

June 30, 2020 (unaudited) (continued)

We sincerely thank you for investing in VanEck’s investment strategies. On the following pages, you will find the financial statements for the six month period ended June 30, 2020. As always, we value your continued confidence in us and look forward to helping you meet your investment goals in the future.

Jan F. van Eck

CEO and President
VanEck Funds

July 8, 2020

Investing involves substantial risk and high volatility, including possible loss of principal. An investor should consider the investment objective, risks, charges and expenses of the Fund carefully before investing. To obtain a prospectus and summary prospectus, which contains this and other information, call 800.826.2333 or visit vaneck.com. Please read the prospectus and summary prospectus carefully before investing.

2

EMERGING MARKETS BOND FUND

MANAGEMENT DISCUSSION

June 30, 2020 (unaudited)

The VanEck Emerging Markets Bond Fund (the Fund) lost 2.35% (Class A shares, excluding sales charge) for the six month period ending June 30, 2020, while the Fund’s benchmark-a blended index consisting of 50% J.P. Morgan Emerging Markets Bond Index Global Diversified Index1 (EMBI) and 50% J.P. Morgan Government Bond Index Emerging Markets Global Diversified Index2 (GBI-EM)—lost 4.81%. (The EMBI lost 2.76% and the GBI-EM lost 6.89%.)

Market Review

2020 has been fraught, fateful and volatile, so any comprehensible story should be broken into parts. The first two months of the year were characterized by the retrospectively “normal” concerns over global growth, central bank proclivities, trade tension with China and the usual country-by-country developments. Emerging markets debt—both local currency and hard currency—ground higher during these months and the Fund outperformed. The only “crisis” was a spike in liquidity demands inside the U.S. financial system that caused the U.S. Federal Reserve (Fed) to increase its repo lines to increase liquidity provision. Maybe this initial “crisis” was predicting what was to come, maybe not.

Then, March happened. Triggered by the policy and economic response to the COVID-19 virus, markets entered crisis mode. In emerging markets, currencies played their adjustment roles and weakened significantly. But, it quickly became a global liquidity crisis with every asset price subject to gaps and illiquidity—everyone wanted cash, in U.S. dollars. Emerging markets local currencies, however, remained liquid. They weakened, in many cases, but were tradable. The Fund, for example, was able to close its exposures in safer haven Thailand and Czech local markets to increase exposure to oversold names in this environment. That the major local markets remained liquid adjusted for the global environment is a fair statement, we think. It should be noted that this was probably the worst liquidity crisis in modern market history and that a number of “risk-free” bond markets, such as Australia’s, saw higher interest rates and a weaker currency. Emerging markets debt sold off dramatically (along with almost all global asset prices) and the Fund underperformed.

In this environment, it quickly became obvious that a policy response from the Fed was required. The response was swift and dramatic, especially in retrospect. The key elements and sequencing of the Fed’s response was liquidity provision, rate cuts, “traditional” QE13 balance sheet expansion, foreign exchange swap lines with global and emerging

3

EMERGING MARKETS BOND FUND

MANAGEMENT DISCUSSION

(unaudited) (continued)

markets central banks, non-traditional QE (quantitative easing) balance sheet expansion involving purchases of risky corporate bonds and, then, fiscal policy (on the part of the U.S. political authority, of course). These were the elements the investment team was tracking when concluding that March was creating a “Buy of the Century” in some bonds.

Furthermore, April’s spring International Monetary Fund (IMF) conference saw a broader array of policy support for the global economy. Key, to us, were two programs. The first is the IMF’s emergency financing response program (RFI) for COVID-19, which countries can access on an unconditional basis. Money helped, particularly in the form of grants. The second were G-20 initiatives by richer sovereigns to “term out”4 their bilateral loans to poorer emerging markets sovereigns. This was done without conditioning such term outs on a term out of private bonds such as the ones the Fund invests in. Because the liquidity crisis was so acute and psychological, it took a while for the market to take all of these policy responses on board. We should note that the speed, size and composition of the policy response was as impressive as the market’s panic.

April, May and June saw stabilization and near-complete reversal of price drops. April was more of a grind, with the market up slightly and the Fund outperforming slightly. May and June saw an almost complete unwind of market index underperformance and the Fund outperformed significantly in these months. The cause of this stability and then reversal was basically the policy response described above. We should also note, most generally, that the factors (such as lower debt, independent central banks, etc.) that led emerging markets debt to do well following the global financial crisis are still intact in the COVID-19 crisis. As a result, we think it should be a base case that emerging markets debt will perform similarly this time around.

The Fund had 30%–40% of its exposure to local currency in the first half of 2020, with the amount in local currency gradually declining into June. Fund duration was generally lower than that of its benchmark, but not significantly. The Fund’s outperformance was due to its purchases of more volatile bonds that the team thought were oversold, during the March liquidity crisis. These bonds happened to be mostly in U.S. dollars (USD). The purchases were funded by sales of safer bonds that weathered even the March liquidity crisis. These bonds were denominated in local currencies, but “safer haven” currencies such as the Thai baht and Czech koruna.

4

On a country basis, the outperformance was driven by investments in Gabon (in USD), Angola (in USD) and Indonesia (in local currency). The investment team initiated or increased exposures here during the liquidity crisis. The Fund’s outperformance was also driven by profitable investments in Brazil, Colombia and Mexico, all of which made fairly significant losses for the indices. The Fund did not have exposure to Ecuador and Lebanon, which were big loss generators due to their defaults. Argentina was the Fund’s largest detractor. The investment team remains bullish, though, and expects progress toward ending the country’s default with a debt renegotiation that currently looks to be in its final, but noisy, stages. El Salvador was the Fund’s next largest detractor, but the investment team remains constructive there as well.

During the first half of the year, the Fund took forward positions in a number of currencies against currency exposures. Forward positions in the Turkish lira contributed positively to the Fund’s performance. Forward positions in the Euro, Thailand baht, Mexican peso, Turkish lira, Korean won and Brazilian real detracted. Forwards as a whole had a slight positive impact on the Fund’s negative performance for the period.

For more information or to access investment and market insights, visit our web site or subscribe to our commentaries. To review timely updates related to emerging markets bonds and to subscribe to our updates, please visit www.vaneck.com/blogs/emerging-markets-bonds/.

5

EMERGING MARKETS BOND FUND

MANAGEMENT DISCUSSION

(unaudited) (continued)

We thoroughly appreciate your participation in the Emerging Markets Bond Fund, and we look forward to helping you meet your investment goals in the future.

Eric Fine	David Austerweil
Portfolio Manager	Deputy Portfolio Manager

July 20, 2020

Represents the opinions of the investment adviser. Past performance is no guarantee of future results. Not intended to be a forecast of future events, a guarantee of future results or investment advice. Current market conditions may not continue.

All indices are unmanaged and include the reinvestment of all dividends, but do not reflect the payment of transaction costs, advisory fees or expenses that are associated with an investment in the Fund. Certain indices may take into account withholding taxes.

An index’s performance is not illustrative of the Fund’s performance. Indices are not securities in which investments can be made.

[1]	J.P. Morgan Emerging Markets Bond Index Global Diversified Index (EMBI) tracks returns for actively traded external debt instruments in emerging markets, and is also J.P. Morgan’s most liquid U.S. dollar emerging markets debt benchmark.
[2]	J.P. Morgan Government Bond Index-Emerging Markets Global Diversified Index (GBI-EM) tracks local currency bonds issued by emerging markets governments.
[3]	The nickname given to the U.S. Federal Reserve’s initial round of quantitative easing announced in November, 2008.
[4]	A “term out” involves postponing hard-currency debt maturities.
6

EMERGING MARKETS BOND FUND

PERFORMANCE COMPARISON

June 30, 2020 (unaudited)

Average Annual Total Return*	Class A Before Sales Charge	Class A After Maximum Sales Charge	Class I**	Class Y**
Six Months	(2.35)%	(7.97)%	(2.17)%	(2.21)%
One Year	0.25%	(5.51)%	0.61%	0.49%
Five Year	1.94%	0.74%	2.23%	2.16%
Life^	1.60%	0.85%	1.91%	1.84%

Average Annual Total Return*	50% EMBI/ 50% GBI-EM	EMBI	GBI-EM
Six Months	(4.81)%	(2.76)%	(6.89)%
One Year	(1.10)%	0.49%	(2.82)%
Five Year	3.89%	5.30%	2.34%
Life^	2.46%	4.79%	0.05%

*	Returns less than one year are not annualized.
**	Classes are not subject to a sales charge
^	Since July 9, 2012 (inception date for all share classes)

The performance quoted represents past performance. Past performance does not guarantee future results; current performance may be lower or higher than the performance data quoted.

Investment return and value of shares of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance information reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. Fund returns assume that dividends and capital gains distributions have been reinvested in the Fund at net asset value (NAV). These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the redemption of Fund shares. Performance information current to the most recent month end is available by calling 800.826.2333 or by visiting www.vaneck.com.

All indices are unmanaged and include the reinvestment of all dividends, but do not reflect the payment of transaction costs, advisory fees or expenses that are associated with an investment in the Fund. Certain indices may take into account withholding taxes. An index’s performance is not illustrative of the Fund’s performance. Indices are not securities in which investments can be made.

J.P. Morgan Emerging Markets Bond Index Global Diversified Index (EMBI) tracks returns for actively traded external debt instruments in emerging markets, and is also J.P. Morgan’s most liquid U.S. dollar emerging markets debt benchmark. J.P. Morgan Government Bond Index-Emerging Markets Global Diversified Index (GBI-EM) tracks local currency bonds issued by emerging markets governments.

7

EMERGING MARKETS BOND FUND

EXPLANATION OF EXPENSES

(unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchase payments; and (2) ongoing costs, including management fees and other Fund expenses. This disclosure is intended to help you understand the ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The disclosure is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2020 to June 30, 2020.

Actual Expenses

The first line in the table below provides information about account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as fees on purchase payments. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

8

				Expenses Paid
	Beginning	Ending	Annualized	During the Period*
	Account Value	Account Value	Expense Ratio	January 1, 2020 –
	January 1, 2020	June 30, 2020	During Period	June 30, 2020
Class A
Actual	$1,000.00	$976.50	1.25%	$6.14
Hypothetical**	$1,000.00	$1,018.65	1.25%	$6.27
Class I
Actual	$1,000.00	$978.30	0.95%	$4.67
Hypothetical**	$1,000.00	$1,020.14	0.95%	$4.77
Class Y
Actual	$1,000.00	$977.90	1.00%	$4.92
Hypothetical**	$1,000.00	$1,019.89	1.00%	$5.02

*	Expenses are equal to the Fund’s annualized expense ratio (for the six months ended June 30, 2020), multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year divided by the number of the days in the fiscal year (to reflect the one-half year period).
**	Assumes annual return of 5% before expenses
9

EMERGING MARKETS BOND FUND

SCHEDULE OF INVESTMENTS

June 30, 2020 (unaudited)

Principal Amount			Value

CORPORATE BONDS: 25.0%

Argentina: 1.9%
USD	362,000	Cia General de Combustibles SA Reg S 9.50%, 11/07/21	$264,260
	53,000	IRSA Inversiones y Representaciones SA Reg S 11.50%, 07/20/20	46,958
	180,000	IRSA Propiedades Comerciales SA Reg S 8.75%, 03/23/23	129,288
			440,506
Cayman Islands: 4.8%
	282,000	Agile Group Holdings Ltd. Reg S 6.70%, 03/07/22	289,606
	345,000	China Evergrande Group Reg S 9.50%, 03/29/24	285,027
	281,000	Country Garden Holdings Co. Ltd. Reg S 5.63%, 01/14/30	289,687
	294,000	Kaisa Group Holdings Ltd. Reg S 10.50%, 01/15/25	278,891
			1,143,211
Indonesia: 1.2%
	251,000	Pertamina Persero PT Reg S 5.63%, 05/20/43	292,007
Ireland: 2.6%
	300,000	Aragvi Finance International DAC 144A 12.00%, 04/09/24	313,500
	302,000	Eurotorg LLC via Bonitron DAC 144A 8.75%, 10/30/22	306,228
			619,728
Luxembourg: 2.5%
	98,000	MHP Lux SA 144A 6.25%, 09/19/29	93,719
	201,000	MHP Lux SA Reg S 6.25%, 09/19/29	192,220
	33,000	Nexa Resources SA 144A 6.50%, 01/18/28	33,512
	218,000	Puma International Financing SA 144A 5.00%, 01/24/26	182,575
	116,000	Puma International Financing SA Reg S 5.00%, 01/24/26	97,150
			599,176

See Notes to Financial Statements

10

Principal Amount			Value

Mexico: 2.8%
USD	380,000	Corp. GEO SAB de CV Reg S 9.25%, 06/30/20 (d)*	$8
	207,000	Petroleos Mexicanos 6.88%, 08/04/26	195,635
	526,000	Petroleos Mexicanos Reg S 6.49%, 01/23/27 †	480,706
			676,349
Mongolia: 1.2%
	315,000	Mongolian Mining Corp. / Energy Resources LLC 144A 9.25%, 04/15/24	222,627
	106,000	Mongolian Mining Corp. / Energy Resources LLC Reg S 9.25%, 04/15/24	74,916
			297,543
Netherlands: 2.5%
		IHS Netherlands Holdco BV 144A
	86,000	7.13%, 03/18/25	87,720
	255,000	8.00%, 09/18/27	259,463
	210,630	MV24 Capital BV 144A 6.75%, 06/01/34	200,560
	59,484	MV24 Capital BV Reg S 6.75%, 06/01/34	56,640
			604,383
Singapore: 1.4%
	385,000	Medco Bell Pte Ltd. Reg S 6.38%, 01/30/27	330,386
United Kingdom: 2.7%
	160,000	Tullow Oil Plc 144A 7.00%, 03/01/25	100,898
		Tullow Oil Plc Reg S
	135,000	6.25%, 04/15/22	98,930
	172,000	7.00%, 03/01/25	108,466
	463,000	Vedanta Resources Ltd. Reg S 6.13%, 08/09/24	321,610
			629,904
Vietnam: 1.4%
	325,000	Mong Duong Finance Holdings BV 144A 5.13%, 05/07/29	328,514
Total Corporate Bonds (Cost: $6,016,911)			5,961,707

See Notes to Financial Statements

11

EMERGING MARKETS BOND FUND

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount			Value

GOVERNMENT OBLIGATIONS: 70.8%

Angola: 7.5%
		Angolan Government International Bonds 144A
USD	462,000	8.00%, 11/26/29 †	$382,074
	641,000	9.13%, 11/26/49	522,415
	908,000	9.38%, 05/08/48	742,615
	194,000	Angolan Government International Bonds Reg S 9.13%, 11/26/49	158,110
			1,805,214
Argentina: 8.3%
	196,000	Argentine Republic Government International Bond 7.63%, 04/22/46	76,696
CHF	2,940,000	Argentine Republic Government International Bond Reg S 3.38%, 10/12/20 #	1,254,156
		Provincia de Buenos Aires Reg S
USD	499	4.00%, 05/15/35 (s)	216
	178,000	10.88%, 01/26/21	85,442
	13,000	Provincia de Mendoza 144A 8.38%, 05/19/24	6,825
	1,064,000	Provincia de Mendoza Reg S 8.38%, 05/19/24	558,611
			1,981,946
Belarus: 1.7%
	232,000	Republic of Belarus International Bond 144A 6.20%, 02/28/30	222,446
	194,000	Republic of Belarus Ministry of Finance 144A 6.38%, 02/24/31	187,751
			410,197
Dominican Republic: 4.5%
DOP	7,700,000	Dominican Republic International Bond 144A 9.75%, 06/05/26	118,841
		Dominican Republic International Bond Reg S
USD	385,000	6.50%, 02/15/48	357,473
	365,000	7.45%, 04/30/44	377,775
DOP	14,350,000	8.90%, 02/15/23	228,565
			1,082,654
El Salvador: 7.2%
		El Salvador Government International Bonds Reg S
USD	465,000	7.12%, 01/20/50 †	380,602
	524,000	7.65%, 06/15/35	457,190
	358,000	8.25%, 04/10/32	328,465
	567,000	8.63%, 02/28/29	545,743
			1,712,000

See Notes to Financial Statements

12

Principal Amount			Value

Gabon: 3.4%
USD	905,000	Gabon Government International Bond 144A 6.63%, 02/06/31	$810,849
Honduras: 2.3%
	537,000	Honduras Government International Bond 144A 5.63%, 06/24/30 †	547,471
Indonesia: 10.0%
		Indonesia Treasury Bonds
IDR	3,873,000,000	7.38%, 05/15/48	260,279
	13,056,000,000	7.50%, 06/15/35	905,100
	11,443,000,000	8.25%, 05/15/29	855,361
	4,862,000,000	8.38%, 03/15/34	359,111
			2,379,851
Jamaica: 4.1%
USD	806,000	Jamaica Government International Bond 7.88%, 07/28/45	988,559
Jordan: 0.3%
	67,000	Jordan Government International Bond 144A 4.95%, 07/07/25	67,000
Laos: 1.2%
	280,000	Laos Government International Bond 144A 6.88%, 06/30/21	276,338
Mexico: 4.3%
		Petroleos Mexicanos
	302,000	6.63%, 06/15/35	246,603
	425,000	6.75%, 09/21/47	327,518
MXN	13,590,000	7.47%, 11/12/26	464,361
			1,038,482
Mongolia: 0.3%
USD	63,000	Mongolia Government International Bond Reg S 8.75%, 03/09/24	68,038
Tajikistan: 2.5%
	27,000	Republic of Tajikistan International Bond 144A 7.13%, 09/14/27	22,408
	682,000	Republic of Tajikistan International Bond Reg S 7.13%, 09/14/27	565,999
			588,407

See Notes to Financial Statements

13

EMERGING MARKETS BOND FUND

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount			Value

Ukraine: 4.2%
UAH	12,281,000	Ukraine Government Bond 17.00%, 05/11/22	$509,220
USD	500,000	Ukraine Government International Bond Reg S 7.38%, 09/25/32	503,868
			1,013,088
United Kingdom: 1.9%
	11,900,000	Ukreximbank Via Biz Finance Plc Reg S 16.50%, 03/02/21	450,234
Uruguay: 7.1%
		Uruguay Government International Bonds Reg S
UYU	51,811,000	8.50%, 03/15/28	1,123,390
	24,316,000	9.88%, 06/20/22	575,632
			1,699,022
Total Government Obligations (Cost: $17,650,973)			16,919,350

Number of Shares
COMMON STOCK: 0.0%

Mexico: 0.0% (Cost: $0)
	10,247	Corp. GEO SAB de CV * # ∞	0

MONEY MARKET FUND: 0.9% (Cost: $212,759)
USD	212,759	Invesco Treasury Portfolio – Institutional Class	212,759
Total Investments Before Collateral for Securities Loaned: 96.7% (Cost: $23,880,643)			23,093,816
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 4.2% (Cost: $1,011,420)
Money Market Fund: 4.2%
	1,011,420	State Street Navigator Securities Lending Government Money Market Portfolio	1,011,420
Total Investments: 100.9% (Cost: $24,892,063)			24,105,236
Liabilities in excess of other assets: (0.9)%			(207,742)
NET ASSETS: 100.0%			$23,897,494

See Notes to Financial Statements

14

Definitions:
CHF	Swiss Franc
DOP	Dominican Peso
IDR	Indonesian Rupiah
MXN	Mexican Peso
UAH	Ukrainian Hryvnia
USD	United States Dollar
UYU	Uruguayan Peso
Footnotes:
(s)	Step Bond – the rate shown reflects the rate in effect at the end of the reporting period. Coupon adjusts periodically based upon a predetermined schedule.
*	Non-income producing
∞	Security is valued using significant unobservable inputs that factor in discount for lack of marketability and is classified as Level 3 in the fair value hierarchy.
†	Security fully or partially on loan. Total market value of securities on loan is $1,341,442.
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $1,254,156 which represents 5.2% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $6,036,349, or 25.3% of net assets.

Schedule of Open Forward Foreign Currency Contracts – June 30, 2020

Counterparty	Currency to be sold		Currency to be purchased		Settlement Date	Unrealized Depreciation
State Street Bank and Trust Company	MXN	10,803,595	USD	465,672	8/3/2020	$(2,352)

Definitions:

MXN	Mexican Peso
USD	United States Dollar

See Notes to Financial Statements

15

EMERGING MARKETS BOND FUND

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Basic Materials	1.5%	$355,122
Consumer, Cyclical	1.3	306,228
Consumer, Non-cyclical	1.3	285,939
Energy	11.7	2,705,756
Financial	7.1	1,632,957
Government	73.3	16,919,350
Industrial	1.5	347,191
Utilities	1.4	328,514
Money Market Fund	0.9	212,759
	100.0%	$23,093,816

The summary of inputs used to value the Fund’s investments as of June 30, 2020 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Corporate Bonds*	$—	$5,961,707	$—	$5,961,707
Foreign Government Obligations*	—	16,919,350	—	16,919,350
Common Stocks*	—	—	0	0
Money Market Fund	1,224,179	—	—	1,224,179
Total	$1,224,179	$22,881,057	$0	$24,105,236
Other Financial Instruments:
Forward Foreign Currency Contracts	$—	$(2,352)	$—	$(2,352)

*	See Schedule of Investments for geographic sector breakouts.

See Notes to Financial Statements

16

EMERGING MARKETS BOND FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2020 (unaudited)

Assets:
Investments, at value (Cost $23,880,643) (1)	$23,093,816
Short-term investment held as collateral for securities loaned (2)	1,011,420
Cash	9,625
Cash denominated in foreign currency, at value (Cost $20)	17
Receivables:
Investment securities sold	776,327
Shares of beneficial interest sold	442
Due from Adviser	3,521
Dividends and interest	451,748
Prepaid expenses	82
Total assets	25,346,998
Liabilities:
Payables:
Investment securities purchased	362,738
Collateral for securities loaned	1,011,420
Shares of beneficial interest redeemed	100
Due to Distributor	1,207
Deferred Trustee fees	16,378
Accrued expenses	55,309
Unrealized depreciation on forward foreign currency contracts	2,352
Total liabilities	1,449,504
NET ASSETS	$23,897,494
Class A Shares:
Net Assets	$5,766,369
Shares of beneficial interest outstanding	960,580
Net asset value and redemption price per share	$6.00
Maximum offering price per share (Net asset value per share ÷ 94.25%)	$6.37
Class I Shares:
Net Assets	$16,069,426
Shares of beneficial interest outstanding	2,640,393
Net asset value, offering and redemption price per share	$6.09
Class Y Shares:
Net Assets	$2,061,699
Shares of beneficial interest outstanding	340,764
Net asset value, offering and redemption price per share	$6.05
Net Assets consist of:
Aggregate paid in capital	$58,067,400
Total distributable earnings (loss)	(34,169,906)
$23,897,494
(1) Value of securities on loan	$1,341,442
(2) Cost of short-term investment held as collateral for securities loaned	$1,011,420

See Notes to Financial Statements

17

EMERGING MARKETS BOND FUND

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2020 (unaudited)

Income:
Dividends	$2,717
Interest	1,072,939
Securities lending income	1,224
Foreign taxes withheld	(17,762)
Total income	1,059,118
Expenses:
Management fees	94,994
Distribution fees – Class A	6,054
Distribution fees – Class C	3,831
Transfer agent fees – Class A	10,699
Transfer agent fees – Class C	4,962
Transfer agent fees – Class I	11,782
Transfer agent fees – Class Y	9,272
Custodian fees	8,660
Professional fees	46,776
Registration fees – Class A	9,069
Registration fees – Class C	4,906
Registration fees – Class I	7,426
Registration fees – Class Y	7,345
Reports to shareholders	11,699
Insurance	2,967
Trustees’ fees and expenses	1,034
Interest	78
Other	1,854
Total expenses	243,408
Waiver of management fees	(87,746)
Expenses assumed by the Adviser	(31,250)
Net expenses	124,412
Net investment income	934,706
Net realized gain (loss) on:
Investments (net of foreign taxes of $2,459)	(597,383)
Forward foreign currency contracts	33,731
Foreign currency transactions and foreign denominated assets and liabilities	(35,355)
Net realized loss	(599,007)
Net change in unrealized appreciation (depreciation) on:
Investments (net of foreign taxes of $2,310)	(1,238,751)
Forward foreign currency contracts	(2,352)
Foreign currency transactions and foreign denominated assets and liabilities	(4,535)
Net change in unrealized appreciation (depreciation)	(1,245,638)
Net Decrease in Net Assets Resulting from Operations	$(909,939)

See Notes to Financial Statements

18

EMERGING MARKETS BOND FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2020	Year Ended December 31, 2019
	(unaudited)
Operations:
Net investment income	$934,706	$1,533,938
Net realized gain (loss)	(599,007)	317,342
Net change in unrealized appreciation (depreciation)	(1,245,638)	768,745
Net increase (decrease) in net assets resulting from operations	(909,939)	2,620,025
Distributions to shareholders:
From distributable earnings
Class A Shares	(219,851)	(309,887)
Class C Shares	(39,793)	(72,171)
Class I Shares	(752,420)	(682,018)
Class Y Shares	(108,797)	(255,827)
	(1,120,861)	(1,319,903)
Return of capital
Class A Shares	—	(48,145)
Class C Shares	—	(11,279)
Class I Shares	—	(105,823)
Class Y Shares	—	(39,677)
	—	(204,924
Total distributions	(1,120,861)	(1,524,827)
Share transactions*:
Proceeds from sale of shares
Class A Shares	1,398,803	371,024
Class C Shares	175	63,956
Class I Shares	906,466	11,844,011
Class Y Shares	17,511	379,439
	2,322,955	12,658,430
Reinvestment of distributions
Class A Shares	158,280	244,264
Class C Shares	37,532	78,870
Class I Shares	607,465	437,701
Class Y Shares	105,165	269,145
	908,442	1,029,980
Cost of shares redeemed
Class A Shares	(518,982)	(774,377)
Class C Shares	(1,133,647)	(461,704)
Class I Shares	(2,166,451)	(4,675,997)
Class Y Shares	(779,561)	(2,777,328)
	(4,598,641)	(8,689,406)
Net increase (decrease) in net assets resulting from share transactions	(1,367,244)	4,999,004
Total increase (decrease) in net assets	(3,398,044)	6,094,202
Net Assets:
Beginning of period	27,295,538	21,201,336
End of period	$23,897,494	$27,295,538

See Notes to Financial Statements

19

EMERGING MARKETS BOND FUND

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Class A
	For the Six Months Ended June 30,		Year Ended December 31,
	2020		2019	2018	2017	2016	2015
	(unaudited)
Net asset value, beginning of period	$6.44		$6.15	$7.00	$6.77	$6.64	$8.18
Income from investment operations:
Net investment income	0.21	(b)	0.47 (b)	0.38 (b)	0.49 (b)	0.25	0.45
Net realized and unrealized gain (loss) on investments		(0.38)	0.28	(0.81)	0.29	0.15	(1.53)
Total from investment operations		(0.17)	0.75	(0.43)	0.78	0.40	(1.08)
Less dividends and distributions from:
Net investment income		(0.27)	(0.40)	—	(0.55)	(0.16)	—
Return of capital	—		(0.06)	(0.42)	—	(0.11)	(0.46)
Total dividends and distributions		(0.27)	(0.46)	(0.42)	(0.55)	(0.27)	(0.46)
Net asset value, end of period	$6.00		$6.44	$6.15	$7.00	$6.77	$6.64
Total return (a)	(2.35	)%(c)	12.61%	(6.39)%	11.68%	6.06%	(13.60)%
Ratios/Supplemental Data
Net assets, end of period (000’s)	$5,766		$4,860	$4,793	$5,821	$8,657	$11,763
Ratio of gross expenses to average net assets	2.48	%(d)	2.69%	2.05%	1.71%	1.68%	1.44%
Ratio of net expenses to average net assets	1.25	%(d)	1.26%	1.26%	1.26%	1.25%	1.25%
Ratio of net expenses to average net assets, excluding interest expense	1.25	%(d)	1.25%	1.25%	1.25%	1.25%	1.25%
Ratio of net investment income to average net assets	7.15	%(d)	7.37%	5.78%	7.02%	3.70%	5.63%
Portfolio turnover rate	106	%(c)	302%	269%	568%	546%	605%
(a)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized.
(d)	Annualized.

See Notes to Financial Statements

20

EMERGING MARKETS BOND FUND

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Class I
	For the Six Months Ended June 30,		Year Ended December 31,
	2020		2019	2018	2017	2016	2015
	(unaudited)
Net asset value, beginning of period	$6.53		$6.25	$7.13	$6.87	$6.71	$8.23
Income from investment operations:
Net investment income	0.23	(b)	0.53 (b)	0.40 (b)	0.51 (b)	0.31	0.47
Net realized and unrealized gain (loss) on investments		(0.39)	0.27	(0.83)	0.30	0.12	(1.53)
Total from investment operations		(0.16)	0.80	(0.43)	0.81	0.43	(1.06)
Less dividends and distributions from:
Net investment income		(0.28)	(0.45)	—	(0.55)	(0.16)	—
Return of capital	—		(0.07)	(0.45)	—	(0.11)	(0.46)
Total dividends and distributions		(0.28)	(0.52)	(0.45)	(0.55)	(0.27)	(0.46)
Net asset va end of period	$6.09		$6.53	$6.25	$7.13	$6.87	$6.71
Total return (a)	(2.17	)%(c)	13.09%	(6.21)%	11.96%	6.45%	(13.27)%
Ratios/Supplemental Data
Net assets, end of period (000’s)	$16,069		$18,092	$9,902	$28,261	$82,960	$130,494
Ratio of gross expenses to average net assets	1.66	%(d)	2.18%	1.33%	1.06%	0.96%	0.94%
Ratio of net expenses to average net assets	0.95	%(d)	0.96%	0.96%	0.96%	0.95%	0.94%
Ratio of net expenses to average net assets, excluding interest expense	0.95	%(d)	0.95%	0.95%	0.95%	0.95%	0.94%
Ratio of net investment income to average net assets	7.90	%(d)	8.27%	5.91%	7.08%	4.37%	6.27%
Portfolio turnover rate	106	%(c)	302%	269%	568%	546%	605%
(a)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized.
(d)	Annualized.

See Notes to Financial Statements

21

EMERGING MARKETS BOND FUND

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Class Y
	For the Six Months Ended June 30,		Year Ended December 31,
	2020		2019	2018	2017	2016	2015
	(unaudited)
Net asset value, beginning of period	$6.49		$6.23	$7.10	$6.84	$6.69	$8.22
Income from investment operations:
Net investment income	0.23	(b)	0.47 (b)	0.39 (b)	0.51 (b)	0.29	0.48
Net realized and unrealized gain (loss) on investments		(0.39)	0.32	(0.82)	0.30	0.13	(1.55)
Total from investment operations		(0.16)	0.79	(0.43)	0.81	0.42	(1.07)
Less dividends and distributions from:
Net investment income		(0.28)	(0.46)	—	(0.55)	(0.16)	—
Return of capital	—		(0.07)	(0.44)	—	(0.11)	(0.46)
Total dividends and distributions		(0.28)	(0.53)	(0.44)	(0.55)	(0.27)	(0.46)
Net asset value end of period	$6.05		$6.49	$6.23	$7.10	$6.84	$6.69
Total return (a)	(2.21	)%(c)	13.05%	(6.30)%	12.01%	6.32%	(13.41)%
Ratios/Supplemental Data
Net assets, end of period (000’s)	$2,062		$2,993	$4,924	$12,008	$22,970	$22,505
Ratio of gross expenses to average net assets	2.86	%(d)	2.60%	1.65%	1.30%	1.19%	1.07%
Ratio of net expenses to average net assets	1.00	%(d)	1.02%	1.01%	1.01%	1.00%	1.00%
Ratio of net expenses to average net assets, excluding interest expense	1.00	%(d)	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income to average net assets	7.90	%(d)	7.34%	5.83%	7.15%	4.12%	6.08%
Portfolio turnover rate	106	%(c)	302%	269%	568%	546%	605%
(a)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized.
(d)	Annualized.

See Notes to Financial Statements

22

EMERGING MARKETS BOND FUND

NOTES TO FINANCIAL STATEMENTS

June 30, 2020 (unaudited)

Note 1—Fund Organization—VanEck Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust was organized as a Massachusetts business trust on April 3, 1985. The Emerging Markets Bond Fund (formerly known as Unconstrained Emerging Markets Bond Fund) (the “Fund”) is a non-diversified series of the Trust and seeks total return, consisting of income and capital appreciation by investing primarily in emerging market debt securities. The Fund currently offers three classes of shares: Class A, I and Y shares (Class C liquidated on April 30, 2020). Each share class represents an interest in the same portfolio of investments of the Fund and is substantially the same in all respects, except that the classes are subject to different distribution fees and sales charges. Class I and Y Shares are sold without a sales charge; and Class A Shares are sold subject to a front-end sales charge.

Note 2—Significant Accounting Policies—The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The Fund is an investment company and follows accounting and reporting requirements of Accounting Standards Codification (“ASC”) 946 Financial Services — Investment Companies.

The following is a summary of significant accounting policies followed by the Fund.

A.	Security Valuation—The Fund values its investments in securities and other assets and liabilities at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Debt securities are valued on the basis of evaluated prices furnished by an independent pricing service approved by the Fund’s Board of Trustees or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date and/or (ii) quotations from bond dealers to determine current value and are categorized as Level 2 in the fair value hierarchy (described below). Short-term debt securities with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Money market fund investments are valued at net asset value and are categorized as Level 1 in the fair value hierarchy. Forward foreign currency contracts are valued at the spot currency rate
23

EMERGING MARKETS BOND FUND

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

plus an amount (“points”), which reflects the differences in interest rates between the U.S. and foreign markets and are categorized as Level 2 in the fair value hierarchy. Securities traded on national exchanges are valued at the closing price on the markets in which the securities trade. Securities traded on the NASDAQ Stock Market LLC (“NASDAQ”) are valued at the NASDAQ official closing price. Over-the-counter securities not included on NASDAQ and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded they are categorized as Level 1 in the fair value hierarchy. The Pricing Committee of Van Eck Associates Corporation (“the Adviser”) provides oversight of the Fund’s valuation policies and procedures, which are approved by the Fund’s Board of Trustees. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and other market sources to determine fair value. The Pricing Committee convenes regularly to review the fair value of financial instruments or other assets. If market quotations for a security or other asset are not readily available, or if the Adviser believes it does not otherwise reflect the fair value of a security or asset, the security or asset will be fair valued by the Pricing Committee in accordance with the Fund’s valuation policies and procedures. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, periodic comparisons to valuations provided by other independent pricing services, transactional back-testing and disposition analysis.

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and other security specific information are used to determine the fair value of these securities. Depending on the relative significance of valuation inputs, these securities may be categorized either as Level 2 or Level 3 in the fair value hierarchy. The price which the Fund may realize upon sale of an investment may differ materially from the value presented in the Schedule of Investments.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis, which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The fair value hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels of
24

the fair value hierarchy are described below:

Level 1 –	Quoted prices in active markets for identical securities.

Level 2 –	Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 –	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of the inputs and the levels used to value the Fund’s investments are located in the Schedule of Investments. Additionally, tables that reconcile the valuation of the Fund’s Level 3 investments and that present additional information about the valuation methodologies and unobservable inputs, if applicable, are located in the Schedule of Investments.

B.	Federal Income Taxes—It is the Fund’s policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income and net realized capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

C.	Currency Translation—Assets and liabilities denominated in foreign currencies and commitments under foreign currency contracts are translated into U.S. dollars at the closing prices of such currencies each business day as quoted by one or more sources. Purchases and sales of investments are translated at the exchange rates prevailing when such investments are acquired or sold. Foreign denominated income and expenses are translated at the exchange rates prevailing when accrued. The portion of realized and unrealized gains and losses on investments that result from fluctuations in foreign currency exchange rates is not separately disclosed in the financial statements. Such amounts are included with the net realized and unrealized gains and losses on investment securities in the Statement of Operations. Recognized gains or losses attributable to foreign currency fluctuations on foreign currency denominated assets, other than investments and forward foreign currency contracts, and liabilities are recorded as net realized gain (loss) and net change in unrealized appreciation (depreciation) on foreign currency transactions and foreign denominated assets and liabilities in the Statement of Operations.

D.	Distributions to Shareholders—Dividends to shareholders from net investment income, if any, are declared and paid at least monthly. Distributions from net realized capital gains, if any, generally are declared and paid annually. Income dividends and capital gain distributions are
25

EMERGING MARKETS BOND FUND

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

determined in accordance with U.S. income tax regulations, which may differ from such amounts determined in accordance with GAAP.

E.	Use of Derivative Instruments—The Fund may invest in derivative instruments, including, but not limited to, options, futures, swaps and other derivatives relating to foreign currency transactions. A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. Derivative instruments may be privately negotiated contracts (often referred to as over-the-counter (“OTC”) derivatives) or they may be listed and traded on an exchange. Derivative contracts may involve future commitments to purchase or sell financial instruments or commodities at specified terms on a specified date, or to exchange interest payment streams or currencies based on a notional or contractual amount. Derivative instruments may involve a high degree of financial risk. The use of derivative instruments also involves the risk of loss if the investment adviser is incorrect in its expectation of the timing or level of fluctuations in securities prices, interest rates or currency prices. Investments in derivative instruments also include the risk of default by the counterparty, the risk that the investment may not be liquid and the risk that a small movement in the price of the underlying security or benchmark may result in a disproportionately large movement, unfavorable or favorable, in the price of the derivative instrument. GAAP requires enhanced disclosures about the Fund’s derivative instruments and hedging activities. Details of this disclosure are found below as well as in the Schedule of Investments.

Forward Foreign Currency Contracts—The Fund may buy and sell forward foreign currency contracts to settle purchases and sales of foreign denominated securities, gain currency exposure or to hedge foreign denominated assets. Realized gains and losses from forward foreign currency contracts, if any, are included in realized gain (loss) on forward foreign currency contracts in the Statement of Operations. During the period ended June 30, 2020, the Fund held forward foreign currency contracts for each of the six months. The average amount purchased and sold (in U.S. dollars) were $624,673 and $631,725, respectively. Forward foreign currency contracts held at June 30, 2020 are reflected in the Schedule of Open Forward Foreign Currency Contracts.

At June 30, 2020, the Fund held the following derivative instruments:

Liabilities Derivatives
Foreign Currency Risk
Foreign forward currency contracts[1]	$2,352

[1]	Statement of Assets and Liabilities location: Unrealized depreciation on forward foreign currency contracts
26

The impact of transactions in derivatives instruments during the period ended June 30, 2020 was as follows:

Foreign Currency Risk
Realized gain (loss):
Foreign forward currency contracts[1]	$33,731
Net change in unrealized appreciation (depreciation):
Foreign forward currency contracts[2]	$(2,352)

[1]	Statement of Operations location: Net realized gain (loss) on forward foreign currency contracts
[2]	Statement of Operations location: Net change in unrealized appreciation (depreciation) on forward foreign currency contracts

F.	Offsetting Assets and Liabilities—In the ordinary course of business, the Fund enters into transactions subject to enforceable master netting or other similar agreements. Generally, the right of offset in those agreements allows the Fund to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreements. The Fund may pledge or receive cash and/or securities as collateral for derivative instruments and securities lending. Collateral held for derivative instruments at June 30, 2020, if any, is presented in the Schedule of Investments.

For financial reporting purposes, the Fund presents securities lending assets and liabilities on a gross basis in the Statement of Assets and Liabilities. Cash collateral received for securities lending in the form of money market investments, if any, at June 30, 2020 is presented in the Schedule of Investments and in the Statement of Assets and Liabilities. Non-cash collateral is disclosed in Note 9 (Securities Lending).

Additionally, the Fund presents derivative instruments on a gross basis in the Statement of Assets and Liabilities. The table below presents both gross and net information about the derivative instruments eligible for offset in the Statement of Assets and Liabilities subject to a master netting or similar agreements, as well as financial collateral received or pledged (including cash collateral) as of June 30, 2020. The total amount of collateral reported, if any, is limited to the net amounts of financial assets and liabilities presented in the Statement of Assets and Liabilities for the respective financial instruments. In general, collateral received or pledged exceeds the net amount of the unrealized gain/loss or market value of financial instruments.
27

EMERGING MARKETS BOND FUND

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

	Gross Amount of Recognized Liabilities	Gross Amount Offset in the Statement of Assets and Liabilities	Net Amount of Liabilities Presented in the Statements of Assets and Liabilities	Financial Instruments and Collateral Received	Net Amount
Foreign forward currency contracts	$2,352	$—	$2,352	$—	$2,352

G.	Other—Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized upon notification of the ex-dividend date. Interest income, including amortization of premiums and discounts, is accrued as earned. Realized gains and losses are determined based on the specific identification method.

The Fund earns interest income on uninvested cash balances held at the custodian bank. Such amounts, if any, are present as interest income on the Statement of Operations.

Income, non-class specific expenses, gains and losses on investments are allocated to each class of shares based on its relative net assets. Expenses directly attributable to a specific class are charged to that class.

In the normal course of business, the Fund enters into contracts that contain a variety of general indemnifications. The Fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Adviser believes the risk of loss under these arrangements to be remote.

Note 3—Investment Management and Other Agreements—The Adviser is the investment adviser to the Fund. The Adviser receives a management fee, calculated daily and payable monthly based on an annual rate of 0.80% of the first $1.5 billion of average daily net assets and 0.75% of the average daily net assets in excess of $1.5 billion. The Adviser has agreed, until at least May 1, 2021, to waive management fees and/or pay Fund expenses to prevent the Fund’s annual operating expenses (excluding acquired fund fees and expenses, interest expense, trading expenses, dividends and interest payments on securities sold short, taxes and extraordinary expenses) from exceeding expense limitations listed in the table below.

The current expense limitations and the amounts waived by the Adviser for the period ended June 30, 2020, are as follows:

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	Expense Limitation	Waiver of Management Fees	Expenses Assumed by the Adviser
Class A	1.25%	$19,414	$10,442
Class C	1.95	3,043	8,638
Class I	0.95	56,106	—
Class Y	1.00	9,183	12,170

For the period ended June 30, 2020, Van Eck Securities Corporation (the “Distributor”), an affiliate and wholly-owned subsidiary of the Adviser, received a total of $747 in sales loads relating to the sale of shares of the Fund, of which $650 was reallowed to broker/dealers and the remaining $97 was retained by the Distributor.

Certain officers of the Trust are officers, directors or stockholders of the Adviser and the Distributor.

Note 4—12b-1 Plan of Distribution—Pursuant to a Rule 12b-1 Plan of Distribution (the “Plan”), the Fund is authorized to incur distribution expenses which will principally be payments to securities dealers who have sold shares and serviced shareholder accounts and payments to the Distributor, for reimbursement of other actual promotion and distribution expenses incurred by the Distributor on behalf of the Fund. The amount paid under the Plan in any one year is limited to 0.25% of average daily net assets for Class A Shares and 1.00% of average daily net assets for Class C Shares, and is recorded as Distribution fees in the Statement of Operations.

Note 5—Investments—For the period ended June 30, 2020, the cost of purchases and proceeds from sales of investments, excluding U.S. Government securities and short-term obligations, aggregated $23,560,643 and $26,516,764, respectively.

Note 6—Income Taxes—As of June 30, 2020, for Federal income tax purposes, the identified cost of investments owned, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation (depreciation) of investments were as follows:

Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$24,906,676	$960,617	$(1,762,056)	$(801,439)
29

EMERGING MARKETS BOND FUND

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

The tax character of dividends paid during the year ended December 31, 2019 was as follows:

Year Ended December 31, 2019
Ordinary Income	$1,319,903
Return of capital	204,924
Total	$1,524,827

The tax character of current year distributions, if any, will be determined at the end of the current fiscal year.

At December 31, 2019, the Fund had capital loss carryforwards available to offset future capital gains as follows:

Short-Term Capital Losses With No Expiration	Long-Term Capital Losses With No Expiration	Total
$(31,683,824)	$(836,240)	$(32,520,064)

Realized gains or losses attributable to fluctuations in foreign exchange rates on investments and other foreign currency denominated assets and liabilities result in permanent book to tax differences which may affect the tax character of distributions and undistributed net investment income at the end of the Fund’s fiscal year. For the period January 1, 2020 to June 30, 2020, the Fund’s net realized losses from foreign currency translations were $404,672.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more-likely-than-not” to be sustained assuming examination by applicable tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on return filings for all open tax years. The Fund does not have exposure for additional years that might still be open in certain foreign jurisdictions. Therefore, no provision for income tax is required in the Fund’s financial statements. However, the Fund is subject to foreign taxes on the appreciation in value of certain investments. The Fund provides for such taxes on both realized and unrealized appreciation.

The Fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended June 30, 2020, the Fund did not incur any interest or penalties.

Note 7—Principal Risks—The Fund may purchase securities on foreign exchanges. Securities of foreign issuers involve special risks and considerations not typically associated with investing in U.S. issuers. These risks include devaluation of currencies, less reliable information about issuers, different securities transaction clearance and settlement practices,

30

and future adverse political and economic developments. These risks are heightened for investments in emerging market countries. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of comparable U.S. issuers. The Fund may invest in debt securities which are rated below investment grade by rating agencies. Such securities involve more risk of default than higher rated securities and are subject to greater price variability.

A recent outbreak of respiratory disease caused by a novel coronavirus, which was first detected in China in December 2019, has subsequently spread internationally and has been declared a pandemic by the World Health Organization. The coronavirus has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, loss of life, as well as general concern and uncertainty. The coronavirus has already negatively impacted the economies of many nations, individual companies, and the market. This pandemic is expected to have a continued impact in ways that cannot necessarily be foreseen presently.

A more complete description of risks is included in the Fund’s prospectus and Statement of Additional Information.

Note 8—Shareholder Transactions—Shares of beneficial interest issued, reinvested and redeemed (unlimited number of $0.001 par value shares authorized):

	Six Months Ended June 30, 2020	Year Ended December 31, 2019
	(unaudited)
Class A
Shares sold	269,701	57,194
Shares reinvested	27,720	38,282
Shares redeemed	(91,309)	(121,025)
Net increase (decrease)	206,112	(25,549)
Class C
Shares sold	32	10,309
Shares reinvested	6,775	12,868
Shares redeemed	(223,820)	(75,007)
Net decrease	(217,013)	(51,830)
Class I
Shares sold	140,321	1,854,725
Shares reinvested	105,253	68,119
Shares redeemed	(377,425)	(734,705)
Net increase (decrease)	(131,851)	1,188,139
31

EMERGING MARKETS BOND FUND

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

	Six Months Ended June 30, 2020	Year Ended December 31, 2019
	(unaudited)
Class Y
Shares sold	3,054	58,030
Shares reinvested	18,061	41,712
Shares redeemed	(141,546)	(428,751)
Net decrease	(120,431)	(329,009)

Note 9—Securities Lending—To generate additional income, the Fund may lend its securities pursuant to a securities lending agreement with the securities lending agent. The Fund may lend up to 33% of its investments requiring that the loan be continuously collateralized by cash, cash equivalents, U.S. government securities, or any combination of cash and such securities at all times equal to at least 102% (105% for foreign securities) of the market value on the securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. During the term of the loan, the Fund will continue to receive any dividends, interest or amounts equivalent thereto, on the securities loaned while receiving a fee from the borrower and/or earning interest on the investment of the cash collateral. Such fees and interest are shared with the securities lending agent under the terms of the securities lending agreement. Securities lending income is disclosed as such in the Statement of Operations. The cash collateral is maintained on the Fund’s behalf by the lending agent and is invested in the State Street Navigator Securities Lending Government Money Market Portfolio. Non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities, and is not disclosed in the Fund’s Statement of Assets and Liabilities as it is held by the agent on behalf of the Fund, and the Fund does not have the ability to re-hypothecate those securities. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the securities loaned. The Fund bears the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially. The value of loaned securities and related cash collateral at June 30, 2020 is presented on a gross basis in the Schedule of Investments and Statement of Assets and Liabilities. The following is a summary of the Fund’s securities on loan and related collateral as of June 30, 2020:

32

Market Value of Securities on Loan	Cash Collateral	Non-Cash Collateral	Total Collateral
$1,341,442	$1,011,420	$366,956	$1,378,376

The following table presents money market fund investments held as collateral by type of security on loan as of June 30, 2020:

Gross Amount of Recognized Liabilities for Securities Lending Transactions* in the Statement of Assets and Liabilities
Corporate Bonds	$476,545
Government Obligations	534,875

*	Remaining contractual maturity: overnight and continuous

Note 10—Bank Line of Credit—The Trust may participate with VanEck VIP Funds (collectively the “VE/VIP Funds”) in a $30 million committed credit facility (the “Facility”) to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the Fund and other temporary or emergency purposes. The participating VE/VIP Funds have agreed to pay commitment fees, pro rata, based on the unused but available balance. Interest is charged to the VE/VIP Funds at rates based on prevailing market rates in effect at the time of borrowings. During the period ended June 30, 2020, the average daily loan balance during the three day period for which a loan was outstanding amounted to $464,231 and the average interest rate was 1.97%. At June 30, 2020, the Fund had no outstanding borrowings under the Facility.

Note 11—Trustee Deferred Compensation Plan—The Trust has a Deferred Compensation Plan (the “Deferred Plan”), for Trustees under which the Trustees can elect to defer receipt of their trustee fees until retirement, disability or termination from the Board of Trustees. The fees otherwise payable to the participating Trustees are deemed invested in shares of eligible funds of the Trust and the VanEck Funds (another registered investment company managed by the Adviser) as directed by the Trustees.

The expense for the Deferred Plan is included in “Trustees’ fees and expenses” in the Statement of Operations. The liability for the Deferred Plan is shown as “Deferred Trustee fees” on the Statement of Assets and Liabilities.

33

EMERGING MARKETS BOND FUND

NOTES TO FINANCIAL STATEMENTS

(continued)

Note 12—Recent Accounting Pronouncements—The Fund adopted all provisions of the Accounting Standards Update No. 2018-13 Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”) that eliminate and modify certain disclosure requirements for fair value measurements. Public companies are required to disclose the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements. Based on management’s evaluation, the adoption of the ASU 2018-13 had no material impact on the financial statements and related disclosure.

Note 13—Subsequent Event Review—The Fund has evaluated subsequent events and transactions for potential recognition or disclosure through the date the financial statements were issued.

34

VANECK FUNDS

APPROVAL OF ADVISORY AGREEMENT

June 30, 2020 (unaudited)

EMERGING MARKETS BOND FUND
(formerly, Unconstrained Emerging Markets Bond Fund)
(the “Fund”)

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that an investment advisory agreement between a fund and its investment adviser may be entered into only if it is approved, and may continue in effect from year to year after an initial two-year period only if its continuance is approved, at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund as defined in the 1940 Act (the “Independent Trustees”), at a meeting called for the purpose of considering such approval. On June 23, 2020, the Board of Trustees (the “Board”) of VanEck Funds (the “Trust”), including a majority of the Independent Trustees, approved the continuation of the existing advisory agreement (the “Advisory Agreement”) between the Fund and its investment adviser, Van Eck Associates Corporation (together with its affiliated companies, the “Adviser”). Information regarding the material factors considered and related conclusions reached by the Board in approving the continuation of the Fund’s Advisory Agreement is set forth below.

In considering the continuation of the Advisory Agreement, the Board reviewed and considered information that had been provided by the Adviser throughout the year at meetings of the Board and its committees, including information requested by the Independent Trustees and furnished by the Adviser for meetings of the Board held on June 5, 2020 and June 23, 2020 specifically for the purpose of considering the continuation of the Advisory Agreement. The Independent Trustees were advised by independent legal counsel throughout the year, including during the contract renewal process, and met with independent legal counsel in executive sessions outside the presence of management. The written and oral reports provided to the Board included, among other things, the following:

■	Information about the overall organization of the Adviser and the Adviser’s short-term and long-term business plans with respect to its mutual fund operations and other lines of business;

■	The consolidated financial statements of the Adviser for the past two fiscal years;
35

VANECK FUNDS

APPROVAL OF ADVISORY AGREEMENT

June 30, 2020 (unaudited) (continued)

■	A copy of the Advisory Agreement and descriptions of the services provided by the Adviser thereunder;

■	Information regarding the qualifications, education and experience of the investment professionals responsible for portfolio management, investment research and trading activities for the Fund, the structure of their compensation and the resources available to support these activities;

■	A report prepared by Broadridge Financial Solutions (“Broadridge”), an independent consultant, comparing the Fund’s investment performance gross of expenses for a representative class of shares (including, where relevant, total returns, standard deviations, Sharpe ratios, information ratios, beta and alpha) for the one-, three-, five-and ten-year periods (as applicable) ended December 31, 2019 with the investment performance of (i) a universe of mutual funds selected by Broadridge with similar investment characteristics, utilizing for these purposes the oldest share class of each fund gross of expenses (the “Performance Category”), (ii) a sub-group of funds selected from the Performance Category by Broadridge further limited to approximate more closely the Fund’s investment style without regard to asset size (the “Performance Peer Group”), and (iii) an appropriate benchmark index;

■	A report prepared by Broadridge comparing the advisory fees and other expenses of a representative class of shares of the Fund during its fiscal year ended December 31, 2019 with a similar share class of (i) funds in the Performance Category that have the same share class (the “Expense Category”) and (ii) a sub-set of the funds that comprise the Performance Peer Group that have the same share class (the “Expense Peer Group”);

■	An analysis of the profitability of the Adviser with respect to its services for the Fund and the VanEck complex of mutual funds as a whole (the “VanEck Complex”);

■	Information regarding other investment products and services offered by the Adviser involving investment objectives and strategies similar to the Fund (“Comparable Products”), including the fees charged by the Adviser for managing the Comparable Products, a description of material differences and similarities in the services provided by the Adviser for the Fund and the Comparable Products, the sizes of the Comparable Products and the identity of the individuals responsible for managing the Comparable Products;
36

■	Information concerning the Adviser’s compliance program, the resources devoted to compliance efforts undertaken by the Adviser on behalf of the Fund, and reports regarding a variety of compliance-related issues;

■	Information with respect to the Adviser’s brokerage practices, including the Adviser’s processes for monitoring best execution of portfolio transactions and the benefits received by the Adviser from research acquired with soft dollars;

■	Information regarding the procedures used by the Adviser in monitoring the valuation of portfolio securities, including the methodologies used in making fair value determinations, and the Adviser’s due diligence process for recommending the selection of pricing vendors and monitoring the quality of the inputs provided by such vendors;

■	Information regarding how the Adviser safeguards the confidentiality and integrity of its data and files (both physical and electronic), as well as of any communications with third parties containing Fund and shareholder information, including reports regarding the Adviser’s cybersecurity framework and its implementation, the identification and monitoring of cybersecurity risks (including the risks that arise out of arrangements with third party service providers), the Adviser’s cybersecurity response policy and other initiatives of the Adviser to mitigate cybersecurity risks;

■	Information regarding the Adviser’s policies and practices with respect to personal investing by the Adviser and its employees, including reports regarding the administration of the Adviser’s code of ethics and the Adviser’s policy with respect to investments in the Fund by the Adviser’s investment personnel;

■	Information regarding the Adviser’s investment process for the Fund, including how the Adviser integrates non-accounting-based information (including, but not limited to “environmental, social and governance” factors) and the non-security-selection, non-portfolio-construction activities of the investment teams, such as engagement with portfolio companies and industry group participation;

■	Information regarding the Adviser’s role as the administrator of the Trust’s liquidity risk management program;

■	Descriptions of sub-transfer agency, omnibus account and other shareholder servicing arrangements for the Fund with intermediaries
37

VANECK FUNDS

APPROVAL OF ADVISORY AGREEMENT

June 30, 2020 (unaudited) (continued)

(collectively, “Servicing Arrangements”), including a description of the services provided by the intermediaries pursuant to such Servicing Arrangements and the payment terms of the Servicing Arrangements, as well as reports regarding the amounts paid pursuant to the Servicing Arrangements and the amounts paid to intermediaries with respect to the Fund by the Adviser pursuant to any revenue sharing arrangements and Servicing Arrangements (to the extent not paid by the Fund);

■	Descriptions of other administrative and other non-investment management services provided by the Adviser for the Fund, including the Adviser’s activities in managing relationships with the Fund’s custodian, transfer agent and other service providers; and

■	Other information provided by the Adviser in its response to a comprehensive questionnaire from the Independent Trustees.

In determining whether to approve the continuation of the Advisory Agreement, the Board considered, among other things, the following: (1) the nature, quality, extent and cost of the investment management, administrative and other non-investment management services provided by the Adviser; (2) the nature, quality and extent of the services performed by the Adviser in interfacing with, and monitoring the services performed by, third parties, such as the Fund’s custodian, transfer agent, sub-transfer agents and independent auditor, and the Adviser’s commitment and efforts to review the quality and pricing of third party service providers to the Fund with a view to reducing non-management expenses of the Fund; (3) the terms of the Advisory Agreement and the services performed thereunder; (4) the willingness of the Adviser to limit the overall expenses of the Fund from time to time, if necessary or appropriate, by means of waiving all or a portion of its fees and/or paying expenses of the Fund; (5) the quality of the services, procedures and processes used to determine the value of the Fund’s assets and the actions taken to monitor and test the effectiveness of such services, procedures and processes; (6) the ongoing efforts of, and resources devoted by, the Adviser with respect to the development and implementation of a comprehensive compliance program; (7) the responsiveness of the Adviser to inquiries from, and examinations by, regulatory authorities, including the Securities and Exchange Commission; (8) the resources committed by the Adviser to information technology and cybersecurity; and (9) the ability of the Adviser to attract and retain quality professional personnel to perform investment advisory and

38

administrative services for the Fund. The Board concluded that the nature, extent and quality of the services supported the renewal of the Advisory Agreement.

The performance data and the advisory fee and expense ratio data described below for the Fund is based on data for a representative class of shares of the Fund. The performance data is gross of expenses for periods on an annualized basis ended December 31, 2019, and the advisory fee and expense ratio data is as of the Fund’s fiscal year end of December 31, 2019. The Board considered the Fund’s performance for periods subsequent to the performance period covered by the Broadridge reports, and considered the Adviser’s assessment of the same. The Board also noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including, in particular, that notable differences may exist between the Fund and the other funds in the Fund’s Performance Peer Group and Performance Category (for example, with respect to investment objective(s) and investment strategies) and that the results of the performance comparisons may vary depending on (i) the end dates for the performance periods that were selected and (ii) the selection of the Performance Peer Group and Performance Category.

Performance. The Board noted, based on a review of comparative annualized total returns, that the Class A shares of the Fund had underperformed its Performance Category median for the one-, three-and five-year periods. The Board noted that the Class A shares of the Fund had underperformed its Performance Peer Group for the one- and five-year periods and had outperformed its Performance Peer Group for the three-year period. The Board also noted that the Class A shares of the Fund had underperformed its benchmark index for the one-, three-and five-year periods. The Board acknowledged the actions of the Adviser to establish additional risk-control investment guidelines that limit the Fund’s exposure to certain issuer-specific and country-specific risks and continues to monitor the Fund. The Board concluded that the performance and the Adviser’s outlook for the Fund supported the renewal of the Advisory Agreement.

Fees and Expenses. The Board noted that the fee rate payable for advisory services and the total expense ratio, net of waivers or reimbursements, were higher than the median advisory fee rates and total expense ratios of the Fund’s Expense Category and Expense Peer Group. The Board also noted that the Adviser makes use of a complex

39

VANECK FUNDS

APPROVAL OF ADVISORY AGREEMENT

June 30, 2020 (unaudited) (continued)

and unique proprietary strategy for managing the Fund’s portfolio and that the Adviser has agreed to waive all or a portion of its advisory fees and/or pay expenses of the Fund through May 1, 2021 to the extent necessary to prevent the expense ratio of the Fund from exceeding a specified maximum amount (subject to certain exclusions). The Board also considered the advisory fee charged to the Fund as compared to the fees charged to the Comparable Products, noting the differences in the services provided to the Fund as compared to those other products.

On the basis of the foregoing, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the advisory fee rate charged to the Fund is reasonable.

Profitability and Economies of Scale. The Board considered the profits, if any, realized by the Adviser from managing the Fund and other mutual funds in the VanEck Complex and the methodology used to determine such profits. The Board noted that the levels of profitability reported on a fund-by-fund basis varied widely depending on such factors as the size, type of fund and operating history. Based on its review of the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the profits realized by the Adviser supported the renewal of the Advisory Agreement. In this regard, the Board also considered the extent to which the Adviser may realize economies of scale, if any, as the Fund grows and whether the Fund’s fee schedule reflects any economies of scale for the benefit of shareholders, and concluded that the fee schedule was appropriate. The Board also considered that the Fund benefits from economies of scale through lower fees charged by third party service providers based on the combined size of the VanEck Complex.

Conclusion. In determining the material factors to be considered in evaluating the Advisory Agreement for the Fund and the weight to be given to such factors, the members of the Board relied upon the advice of independent legal counsel and their own business judgment. The Board did not consider any single factor as controlling in determining whether to approve the continuation of the Advisory Agreement and each member of the Board may have placed varying emphasis on particular factors considered in reaching a conclusion. Moreover, this summary description does not necessarily identify all of the factors considered or conclusions reached by the Board. Based on its

40

consideration of the foregoing factors and conclusions, and such other factors and conclusions as it deemed relevant, the Board unanimously approved the continuation of the Advisory Agreement for the Fund for an additional one-year period.

41

VANECK FUNDS

FUND’S LIQUIDITY RISK MANAGEMENT PROGRAM

(unaudited)

In accordance with Rule 22e-4 under the 1940 Act (the “Liquidity Rule”), the Fund has adopted and implemented a Liquidity Risk Management Program, (the “Program”) and the Fund’s Board has designated the Fund’s Adviser as the administrator of the Program. The Fund’s Adviser administers the Program through its Liquidity Committee. The purpose of the Program is to outline the techniques, tools and arrangements employed for the management of liquidity risk within the Fund, and the terms, contents and frequency of reporting and escalation of any issues to the Board. Liquidity is managed taking account of the investment strategy, liquidity profile, and redemption policy and history of the Fund, with the objective of maintaining a level of liquidity that is appropriate in light of the Fund’s obligations to its shareholders. The Program assesses liquidity risk under both normal and stressed market conditions.

The Board reviewed a report prepared by the Fund’s Adviser regarding the operation and effectiveness of the Program for the period from December 1, 2018 through December 31, 2019 (the “Review Period”). During the Review Period, the Fund maintained a high level of liquidity and primarily held assets that are defined under the Liquidity Rule as “Highly Liquid Investments.” As a result, the Fund has not adopted a “Highly Liquid Investment Minimum,” as defined under the Liquidity Rule. A Highly Liquid Investment is defined as cash and any investment reasonably expected to be convertible to cash in current market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.

During the Review Period, there were no liquidity events that materially affected the performance of the Fund or its ability to timely meet redemptions without dilution to existing shareholders, and the Fund’s Adviser provided its assessment that the program had been effective in managing the Fund’s liquidity risk. Further information on liquidity risks applicable to the Fund can be found in the Fund’s prospectus.

42

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the Fund’s prospectus and summary prospectus, which includes more complete information. Investing involves substantial risk and high volatility, including possible loss of principal. An investor should consider the investment objective, risks, charges and expenses of the Fund carefully before investing. To obtain a prospectus and summary prospectus, which contains this and other information, call 800.826.2333 or visit vaneck.com. Please read the prospectus and summary prospectus carefully before investing.

Additional information about the VanEck Fund’s (the “Trust”) Board of Trustees/Officers and a description of the policies and procedures the Trust uses to determine how to vote proxies relating to portfolio securities are provided in the Statement of Additional Information. The Statement of Additional Information and information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve month period ending June 30 is available, without charge, by calling 800.826.2333, or by visiting vaneck.com, or on the Securities and Exchange Commission’s website at https://www.sec.gov.

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-PORT. The Trust’s Form N-PORT filings are available on the Commission’s website at https://www.sec.gov and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 202.942.8090. The Fund’s complete schedule of portfolio holdings is also available by calling 800.826.2333 or by visiting vaneck.com.

Investment Adviser:	Van Eck Associates Corporation
Distributor:	Van Eck Securities Corporation
	666 Third Avenue, New York, NY 10017
	vaneck.com
Account Assistance:	800.544.4653	EMBSAR

SEMI-ANNUAL REPORT June 30, 2020 (unaudited)

VanEck Funds

VanEck Morningstar Wide Moat Fund

800.826.2333	vaneck.com

Certain information contained in this President’s letter represents the opinion of the investment adviser which may change at any time. This information is not intended to be a forecast of future events, a guarantee of future results or investment advice. Current market conditions may not continue. Also, unless otherwise specifically noted, any discussion of the Fund’s holdings, the Fund’s performance, and the views of the investment adviser are as of June 30, 2020.

VANECK MORNINGSTAR WIDE MOAT FUND

PRESIDENT’S LETTER

June 30, 2020 (unaudited)

Dear Fellow Shareholders:

The story for the last decade was simple and familiar – slower global economic growth was combated by expansive monetary policy. After the shock of the COVID-19 virus, we are returning to this investment theme. Thus we believe investors should be comfortable maintaining their strategic allocations to stocks and bonds, given the central bank’s aggressive support of the financial markets.

Why do we have this view? First, we believe that we are in a global recession, not a depression. Two indicators of global recession are copper and oil. When China slowed at the end of 2015, copper and oil fell hard. Since oil and copper haven’t fallen below those 2015-2016 lows and in fact have been rallying from those lows, the chance of a depression seems low.

So our base case is that markets will feel like the recovery after the global financial crisis – lower interest rates, asset price inflation and weak job recovery (due to different factors – varied industry impact not increased regulation). No guarantee, of course, that there will not be a re-test of lows or new lows, but financial markets will likely lead the economic recovery.

Our assumptions regarding this outlook are that: the virus fatality curve has flattened, mitigation steps like shutdowns can be local to deal with additional outbreaks and a COVID-19 vaccine happens this year. A vaccine is the biggest factor with early development a positive and later availability (or none) a negative.

The investing outlook sometimes does change suddenly, as now. To get our quarterly investment outlooks, please subscribe to “Investment Outlook” on vaneck.com. Should you have any questions regarding fund performance, please contact us at 800.826.2333 or visit our website.

1

VANECK MORNINGSTAR WIDE MOAT FUND

PRESIDENT’S LETTER

(unaudited) (continued)

We sincerely thank you for investing in VanEck’s investment strategies. On the following pages, you will find the financial statements for the six month period ended June 30, 2020. As always, we value your continued confidence in us and look forward to helping you meet your investment goals in the future.

Jan F. van Eck

CEO and President

VanEck Funds

July 8, 2020

Investing involves substantial risk and high volatility, including possible loss of principal. An investor should consider the investment objective, risks, charges and expenses of the Funds carefully before investing. To obtain a prospectus and summary prospectus, which contain this and other information, call 800.826.2333 or visit vaneck.com. Please read the prospectus and summary prospectus carefully before investing.

2

VANECK MORNINGSTAR WIDE MOAT FUND

EXPLANATION OF EXPENSES

(unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchase payments; and (2) ongoing costs, including management fees and other Fund expenses. This disclosure is intended to help you understand the ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The disclosure is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2020 to June 30, 2020.

Actual Expenses

The first line in the table below provides information about account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as fees on purchase payments. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

3

VANECK MORNINGSTAR WIDE MOAT FUND

EXPLANATION OF EXPENSES

(unaudited) (continued)

	Beginning Account Value January 1, 2020	Ending Account Value June 30, 2020	Annualized Expense Ratio During Period	Expenses Paid During the Period* January 1, 2020 - June 30, 2020
Class I
Actual	$1,000.00	$949.90	0.59%	$2.86
Hypothetical**	$1,000.00	$1,021.93	0.59%	$2.97
Class Z
Actual	$1,000.00	$950.60	0.49%	$2.38
Hypothetical**	$1,000.00	$1,022.43	0.49%	$2.46
*	Expenses are equal to the Fund’s annualized expense ratio (for the six months ended June 30, 2020), multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year divided by the number of the days in the fiscal year (to reflect the one-half year period).

**	Assumes annual return of 5% before expenses
4

VANECK MORNINGSTAR WIDE MOAT FUND

SCHEDULE OF INVESTMENTS

June 30, 2020 (unaudited)

Number of Shares		Value

COMMON STOCKS: 99.5%

Banks: 6.9%
9,340	Bank of America Corp.	$221,825
5,997	US Bancorp	220,810
7,754	Wells Fargo & Co.	198,502
		641,137
Capital Goods: 11.6%
1,591	Boeing Co.	291,630
1,856	Caterpillar, Inc.	234,784
2,066	Emerson Electric Co.	128,154
1,572	General Dynamics Corp.	234,951
2,880	Raytheon Technologies Corp.	177,466
		1,066,985
Consumer Durables & Apparel: 4.5%
4,703	Harley-Davidson, Inc.	111,790
1,325	NIKE, Inc.	129,916
1,905	Polaris Industries, Inc.	176,308
		418,014
Diversified Financials: 9.9%
2,387	American Express Co.	227,242
1,167	Berkshire Hathaway, Inc. *	208,321
251	BlackRock, Inc.	136,567
2,030	State Street Corp.	129,007
6,219	The Charles Schwab Corp.	209,829
		910,966
Energy: 2.7%
5,144	Cheniere Energy, Inc. *	248,558
Food, Beverage & Tobacco: 11.0%
5,507	Altria Group, Inc.	216,150
1,426	Constellation Brands, Inc.	249,479
3,403	Kellogg Co.	224,802
3,074	Philip Morris International, Inc.	215,364
2,487	The Coca-Cola Co.	111,119
		1,016,914
Number of Shares		Value

Health Care Equipment & Services: 7.7%
1,682	Cerner Corp.	$115,301
2,405	Medtronic Plc	220,538
628	Veeva Systems, Inc. *	147,216
1,933	Zimmer Biomet Holdings, Inc.	230,723
		713,778
Materials: 4.7%
4,469	Compass Minerals International, Inc. †	217,864
8,156	Corteva, Inc.	218,499
		436,363
Media & Entertainment: 5.2%
2,923	Comcast Corp.	113,939
599	Facebook, Inc. *	136,015
5,844	John Wiley & Sons, Inc.	227,916
		477,870
Pharmaceuticals / Biotechnology: 10.3%
727	Biogen, Inc. *	194,509
2,010	Bristol-Myers Squibb Co.	118,188
2,790	Gilead Sciences, Inc.	214,663
2,732	Merck & Co., Inc.	211,266
6,455	Pfizer, Inc.	211,079
		949,705
Retailing: 3.9%
47	Amazon.com, Inc. *	129,665
999	Tiffany & Co.	121,818
1,285	Yum! Brands, Inc.	111,679
		363,162
Semiconductor: 6.8%
2,020	Applied Materials, Inc.	122,109
3,808	Intel Corp.	227,833
2,669	Microchip Technology, Inc. †	281,072
		631,014

See Notes to Financial Statements

5

VANECK MORNINGSTAR WIDE MOAT FUND

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Number of Shares		Value

Software & Services: 13.1%
1,130	Aspen Technology, Inc. *	$117,079
3,840	Blackbaud, Inc. *	219,187
2,213	Guidewire Software, Inc. *	245,311
624	Microsoft Corp.	126,990
1,275	Salesforce.com, Inc. *	238,846
639	ServiceNow, Inc. *	258,833
		1,206,246
Utilities: 1.2%
1,390	Dominion Energy, Inc.	112,840
Total Common Stocks (Cost: $8,745,727)		9,193,552
Number of Shares		Value

MONEY MARKET FUND: 0.8% (Cost: $73,700)
73,700	Invesco Treasury Portfolio – Institutional Class	$73,700
Total Investments: 100.3% (Cost: $8,819,427)		9,267,252
Liabilities in excess of other assets: (0.3)%		(27,150)
NET ASSETS: 100.0%		$9,240,102

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $94,862.

Summary of Investments by Sector	% of Investments	Value
Communication Services	5.2%	$477,870
Consumer Discretionary	8.4	781,176
Consumer Staples	11.0	1,016,914
Energy	2.7	248,558
Financials	16.7	1,552,103
Health Care	18.0	1,663,483
Industrials	11.5	1,066,985
Information Technology	19.8	1,837,260
Materials	4.7	436,363
Utilities	1.2	112,840
Money Market Fund	0.8	73,700
	100.0%	$9,267,252

See Notes to Financial Statements

6

The summary of inputs used to value the Fund’s investments as of June 30, 2020 is as follows:

		Level 2	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Value
Common Stocks*	$9,193,552	$—	$—	$9,193,552
Money Market Fund	73,700	—	—	73,700
Total	$9,267,252	$—	$—	$9,267,252

*	See Schedule of Investments for industry sector breakouts.

See Notes to Financial Statements

7

VANECK MORNINGSTAR WIDE MOAT FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2020 (unaudited)

Assets:
Investments, at value (Cost $8,819,427) (1)	$9,267,252
Receivables:
Due from Adviser	11,564
Dividends and interest	15,510
Prepaid expenses	13
Total assets	9,294,339
Liabilities:
Deferred Trustee fees	5,363
Accrued expenses	48,874
Total liabilities	54,237
NET ASSETS	$9,240,102
Class I Shares:
Net Assets	$1,341,640
Shares of beneficial interest outstanding	48,484
Net asset value, offering and redemption price per share	$27.67
Class Z Shares:
Net Assets	$7,898,462
Shares of beneficial interest outstanding	288,949
Net asset value, offering and redemption price per share	$27.34
Net Assets consist of:
Aggregate paid in capital	$8,399,576
Total distributable earnings (loss)	840,526
$9,240,102
(1) Value of securities on loan	$94,862

See Notes to Financial Statements

8

VANECK MORNINGSTAR WIDE MOAT FUND

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2020 (unaudited)

Income:
Dividends	$97,357
Securities lending income	253
Foreign taxes withheld	(173)
Total income	97,437
Expenses:
Management fees	$18,964
Transfer agent fees – Class I	6,299
Transfer agent fees – Class Z	6,349
Custodian fees	5,513
Professional fees	45,909
Registration fees – Class I	8,726
Registration fees – Class Z	8,725
Reports to shareholders	12,120
Insurance	2,877
Trustees’ fees and expenses	608
Interest	158
Other	1,474
Total expenses	117,722
Waiver of management fees	(18,964)
Expenses assumed by the Adviser	(77,291)
Net expenses	21,467
Net investment income	75,970
Net realized loss on:
Investments	(132,306)
Net change in unrealized appreciation (depreciation) on:
Investments	(367,001)
Net Decrease in Net Assets Resulting from Operations	$(423,337)

See Notes to Financial Statements

9

VANECK MORNINGSTAR WIDE MOAT FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2020	Year Ended December 31, 2019
	(unaudited)
Operations:
Net investment income	$75,970	$129,343
Net realized gain (loss)	(132,306)	846,875
Net change in unrealized appreciation (depreciation)	(367,001)	1,110,141
Net increase (decrease) in net assets resulting from operations	(423,337)	2,086,359
Distributions to shareholders:
Class I Shares	—	(138,185)
Class Z Shares	—	(415,673)
Total distributions	—	(553,858)
Share transactions:
Proceeds from sale of shares
Class Z Shares	1,598,920	5,443,232
Reinvestment of distributions
Class I Shares	—	138,185
Class Z Shares	—	415,673
	—	553,858
Cost of shares redeemed
Class I Shares	(23)	—
Class Z Shares	(891,670)	(4,307,538)
	(891,693)	(4,307,538)
Net increase in net assets resulting from share transactions	707,227	1,689,552
Total increase in net assets	283,890	3,222,053
Net Assets:
Beginning of period	8,956,212	5,734,159
End of period	$9,240,102	$8,956,212

See Notes to Financial Statements

10

VANECK MORNINGSTAR WIDE MOAT FUND

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Class I
	For the Six Months Ended June 30,		Year Ended December 31,
	2020		2019	2018	2017 (a)
	(unaudited)
Net asset value, beginning of period	$29.13		$23.94	$26.63	$25.15
Income from investment operations:
Net investment income (b)	0.23		0.49	0.49	0.07
Net realized and unrealized gain (loss) on investments	(1.69)		7.86	(0.91)	1.48
Total from investment operations	(1.46)		8.35	(0.42)	1.55
Less dividends and distributions from:
Net investment income	—		(0.46)	(0.48)	(0.07)
Net realized capital gains	—		(2.70)	(1.79)	—
Total dividends and distributions	—		(3.16)	(2.27)	(0.07)
Net asset value, end of period	$27.67		$29.13	$23.94	$26.63
Total return (c)	(5.01	)%(d)	34.80%	(1.30)%	6.15	%(d)
Ratios/Supplemental Data
Net assets, end of period (000’s)	$1,342		$1,412	$1,048	$1,062
Ratio of gross expenses to average net assets	4.40	%(e)	5.21%	3.42%	16.25	%(e)
Ratio of net expenses to average net assets	0.59	%(e)	0.59%	0.59%	0.59	%(e)
Ratio of net expenses to average net assets, excluding interest expense	0.59	%(e)	0.59%	0.59%	0.59	%(e)
Ratio of net investment income to average net assets	1.70	%(e)	1.72%	1.79%	1.89	%(e)
Portfolio turnover rate	39	%(d)	108%	76%	10	%(d)
(a)	For the period November 06, 2017 (commencement of operations) through December 31, 2017.
(b)	Calculated based upon average shares outstanding.
(c)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(d)	Not annualized.
(e)	Annualized.

See Notes to Financial Statements

11

VANECK MORNINGSTAR WIDE MOAT FUND

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Class Z
	For the Six Months Ended June 30,		Year Ended December 31,
	2020		2019	2018	2017(a)
	(unaudited)
Net asset value, beginning of period	$28.76		$23.95	$26.63	$25.15
Income from investment operations:
Net investment Income (b)	0.24		0.52	0.50	0.08
Net realized and unrealized gain (loss) on Investments	(1.66)		7.89	(0.90)	1.47
Total from investment operations	(1.42)		8.41	(0.40)	1.55
Less dividends and distributions from:
Net investment income	—		(0.90)	(0.49)	(0.07)
Net realized capital gains	—		(2.70)	(1.79)	—
Total dividends and distributions	—		(3.60)	(2.28)	(0.07)
Net asset value, end of period	$27.34		$28.76	$23.95	$26.63
Total return (c)	(4.94	)%(d)	35.02%	(1.22)%	6.17	%(d)
Ratios/Supplemental Data
Net assets, end of period (000’s)	$7,898		$7,544	$4,686	$4,247
Ratio of gross expenses to average net assets	2.50	%(e)	3.02%	2.16%	13.17	%(e)
Ratio of net expenses to average net assets	0.49	%(e)	0.49%	0.49%	0.49	%(e)
Ratio of net expenses to average net assets, excluding interest expense	0.49	%(e)	0.49%	0.49%	0.49	%(e)
Ratio of net investment income to average net assets	1.82	%(e)	1.83%	1.90%	1.99	%(e)
Portfolio turnover rate	39	%(d)	108%	76%	10	%(d)
(a)	For the period November 06, 2017 (commencement of operations) through December 31, 2017.
(b)	Calculated based upon average shares outstanding.
(c)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(d)	Not annualized.
(e)	Annualized.

See Notes to Financial Statements

12

VANECK MORNINGSTAR WIDE MOAT FUND

NOTES TO FINANCIAL STATEMENTS

June 30, 2020 (unaudited)

Note 1—Fund Organization—Van Eck Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust was organized as a Massachusetts business trust on April 3, 1985. The VanEck Morningstar Wide Moat Fund (the “Fund”) is a non-diversified series of the Trust and seeks to replicate as closely as possible, before fees and expenses, the price and yield performance of the Morningstar Wide Moat Focus Index. The Fund currently offers two classes of shares: Class I Shares and Z Shares. Each share class represents an interest in the same portfolio of investments of the Fund.

Note 2—Significant Accounting Policies—The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The Fund is an investment company and follows accounting and reporting requirements of Accounting Standards Codification (“ASC”) 946 Financial Services — Investment Companies.

The following is a summary of significant accounting policies followed by the Fund.

A.	Security Valuation—The Fund values its investments in securities and other assets and liabilities at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Securities traded on national exchanges are valued at the closing price on the market in which the securities trade. Securities traded on the NASDAQ Stock Market LLC (“NASDAQ”) are valued at the NASDAQ official closing price. Over-the-counter securities not included on NASDAQ and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded they are categorized as Level 1 in the fair value hierarchy (as described below). Short-term debt securities with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Money market fund investments are valued at net asset value and are Level 1 in the fair value hierarchy. The Pricing Committee of Van Eck Associates Corporation (“the Adviser”) provides oversight of the Fund’s valuation policies and procedures, which are approved by the Fund’s Board of Trustees. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and other market sources to determine fair value. The Pricing Committee convenes
13

VANECK MORNINGSTAR WIDE MOAT FUND

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

regularly to review the fair value of financial instruments or other assets. If market quotations for a security or other asset are not readily available, or if the Adviser believes it does not otherwise reflect the fair value of a security or asset, the security or asset will be fair valued by the Pricing Committee in accordance with the Fund’s valuation policies and procedures. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, periodic comparisons to valuations provided by other independent pricing services, transactional back-testing and disposition analysis.

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and other security specific information are used to determine the fair value of these securities. Depending on the relative significance of valuation inputs, these securities may be categorized either as Level 2 or Level 3 in the fair value hierarchy. The price which the Fund may realize upon sale of an investment may differ materially from the value presented on the Schedule of Investments.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis, which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The fair value hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels of the fair value hierarchy are described below:

Level 1 –	Quoted prices in active markets for identical securities.

Level 2 –	Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 –	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of the inputs and the levels used to value the Fund’s investments are located in the Schedule of Investments. Additionally, tables that reconcile the valuation of the Fund’s Level 3 investments and that present additional information about the valuation methodologies and unobservable inputs, if applicable, are located in the Schedule of Investments.
14

B.	Federal Income Taxes—It is the Fund’s policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income and net realized capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

C.	Distributions to Shareholders—Dividends to shareholders from net investment income and distributions from net realized capital gains, if any, are declared and paid annually. Income dividends and capital gain distributions are determined in accordance with U.S. income tax regulations, which may differ from such amounts determined in accordance with GAAP.

D.	Offsetting Assets and Liabilities—In the ordinary course of business, the Fund enters into transactions subject to enforceable master netting or other similar agreements. Generally, the right of offset in those agreements allows the Fund to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreements. The Fund may pledge or receive cash and or securities as collateral for derivative instruments and securities lending. For financial reporting purposes, the Fund presents securities lending assets and liabilities on a gross basis in the Statements of Assets and Liabilities. Cash collateral received for securities lending in the form of money market investments, if any, at June 30, 2020 is presented in the Schedule of Investments and in the Statement of Assets and Liabilities. Non-cash collateral is disclosed in Note 8 (Securities Lending).

E.	Other—Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized upon notification of the ex-dividend date. Realized gains and losses are determined based on the specific identification method.

Income, non-class specific expenses, gains and losses on investments are allocated to each class of shares based on its relative net assets. Expenses directly attributable to a specific class are charged to that class.

The Fund earns interest income on uninvested cash balances held at the custodian bank. Such amounts, if any, are present as interest income in the Statement of Operations.

In the normal course of business, the Fund enters into contracts that contain a variety of general indemnifications. The Fund’s maximum exposure under these agreements is unknown as this would involve future claims that may
15

VANECK MORNINGSTAR WIDE MOAT FUND

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

be made against the Fund that have not yet occurred. However, the Adviser believes the risk of loss under these arrangements to be remote.

Note 3—Investment Management and Other Agreements—The Adviser is the investment adviser to the Fund. The Adviser receives a management fee, calculated daily and payable monthly based on annual rate of 0.45% of the Fund’s average daily net assets. The Adviser has agreed, until at least May 1, 2021, to waive management fees and assume expenses to prevent the Fund’s total annual operating expenses (excluding acquired fund fees and expenses, interest expense, trading expenses, dividend and interest payments on securities sold short, taxes and extraordinary expenses) from exceeding the expense limitations listed in the table below.

The current expense limitations and the amounts waived/assumed by the Adviser for the period ended June 30, 2020, are as follows:

		Waiver of	Expenses
	Expense	Management	Assumed by
	Limitations	Fees	the Adviser
Class I	0.59%	$2,915	$21,742
Class Z	0.49	16,049	55,549

Van Eck Securities Corporation (the “Distributor”), an affiliate of the Adviser, acts as the Fund’s distributor. Certain officers and trustees of the Trust are officers, directors or stockholders of the Adviser and Distributor.

At June 30, 2020, the Distributor owned approximately 100% of Class I Shares and 68% of Class Z Shares.

Note 4—Investments—For the period ended June 30, 2020, the cost of purchases and proceeds from sales of investments, excluding U.S. government securities and short-term obligations, aggregated $4,059,457 and $3,321,693, respectively.

Note 5—Income Taxes—As of June 30, 2020, for Federal income tax purposes, the identified cost of investments owned, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation (depreciation) of investments were as follows:

	Gross	Gross	Net Unrealized
Tax Cost of	Unrealized	Unrealized	Appreciation
Investments	Appreciation	Depreciation	(Depreciation)
$8,933,199	$894,765	$(560,712)	$334,053
16

The tax character of dividends and distributions paid to shareholders for the year ended December 31, 2019 was as follows:

Ordinary income*	$293,461
Long-term Capital Gains	260,397
Total Dividends Paid	$553,858

*	Includes Short-term Capital Gains

The tax character of current year distributions, if any, will be determined at the end of the current fiscal year.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more-likely-than-not” to be sustained assuming examination by applicable tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on return filings for all open tax years.

The Fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense on the Statement of Operations. During the period ended June 30, 2020, the Fund did not incur any interest or penalties.

Note 6—Principal Risks—The Fund is classified as non-diversified fund under the Investment Company Act of 1940, as amended. Therefore, the Fund may invest a relatively high percentage of its assets in a smaller number of issuers or may invest a larger proportion of its assets in a single issuer. As a result, the gains and losses on a single investment may have a greater impact on the Fund’s net asset value and may make the Fund more volatile than more diversified funds.

The value of the equity securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the markets in which the issuers of securities held by the Fund participate, or factors relating to specific issuers in which the Fund invests.

Competitive advantages for wide moat companies may erode in a relatively short period of time due to changes in laws and regulations, intellectual property rights, economic and political conditions and technological developments, among other reasons.

A recent outbreak of respiratory disease caused by a novel coronavirus, which was first detected in China in December 2019, has subsequently spread internationally and has been declared a pandemic by the World Health Organization. The coronavirus has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, loss of life, as well as general concern and uncertainty. The coronavirus has already negatively impacted the

17

VANECK MORNINGSTAR WIDE MOAT FUND

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

economies of many nations, individual companies and the market. This pandemic is expected to have a continued impact in ways that cannot necessarily be foreseen presently.

A more complete description of risks is included in the Fund’s Prospectus and Statement of Additional Information.

Note 7—Shareholder Transactions—Shares of beneficial interest issued, reinvested and redeemed (unlimited number of $0.001 par value shares authorized):

	Six Months
	Ended	Year Ended
	June 30,	December 31,
	2020	2019
	(unaudited)
Class I
Shares reinvested	—	4,720
Shares redeemed	(1)	—
Net increase (decrease)	(1)	4,720
Class Z
Shares sold	62,835	190,632
Shares reinvested	—	14,378
Shares redeemed	(36,168)	(138,368)
Net increase	26,667	66,642

Note 8—Securities Lending—To generate additional income, the Fund may lend its securities pursuant to a securities lending agreement with the securities lending agent. The Fund may lend up to 33% of its investments requiring that the loan be continuously collateralized by cash, cash equivalents, U.S. government securities, or any combination of cash and such securities at all times equal to at least 102% (105% for foreign securities) of the market value on the securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. During the term of the loan, the Fund will continue to receive any dividends, interest or amounts equivalent thereto, on the securities loaned while receiving a fee from the borrower and or earning interest on the investment of the cash collateral. Such fees and interest are shared with the securities lending agent under the terms of the securities lending agreement. Securities lending income is disclosed as such in the Statement of Operations. Cash collateral is maintained on the Fund’s behalf by the lending agent and is invested in the State Street Navigator Securities Lending Government Money Market Portfolio. Non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities, and is not disclosed in the Fund’s Statement of Assets and Liabilities

18

as it is held by the agent on behalf of the Fund, and the Fund does not have the ability to re-hypothecate those securities. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the securities loaned. The Fund bears the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially. The value of loaned securities and related cash collateral, if any, at June 30, 2020 is presented on a gross basis in the Schedule of Investments and Statement of Assets and Liabilities. The following is a summary of the Fund’s securities on loan and related collateral as of June 30, 2020:

Market Value
of Securities		Non-Cash
on Loan	Cash Collateral	Collateral	Total Collateral
$94,862	$—	$95,913	$95,913

The following table presents money market fund investments held as collateral by type of security on loan as of June 30, 2020:

Gross Amount of Recognized
Liabilities for Securities
Lending Transactions* in
the Statement of Assets and Liabilities
Equity Securities	$94,862

*	Remaining contractual maturity: overnight and continuous

Note 9—Bank Line of Credit—The Trust participates with VanEck VIP Funds (collectively the “VE/VIP Funds”) in a $30 million committed credit facility (the “Facility”) to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the participating Fund and other temporary or emergency purposes. The participating VE/VIP Funds have agreed to pay commitment fees, pro rata, based on the unused but available balance. Interest is charged to the participating VE/VIP Funds at rates based on prevailing market rates in effect at the time of borrowings. During the period ended June 30, 2020, the average daily loan balance during the 13 day period for which a loan was outstanding amounted to $205,847 and the average interest rate was 2.11%. At June 30, 2020, the Fund had no outstanding borrowings under the Facility.

Note 10—Trustee Deferred Compensation Plan—The Trust has a Deferred Compensation Plan (the “Deferred Plan”), for Trustees under which the Trustees can elect to defer receipt of their trustee fees until retirement, disability or termination from the Board of Trustees. The fees otherwise payable to the participating Trustees are deemed invested in shares of VE/VIP Funds as directed by the Trustees.

19

VANECK MORNINGSTAR WIDE MOAT FUND

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

The expense for the Deferred Plan is included in “Trustees’ fees and expenses” on the Statement of Operations. The liability for the Deferred Plan is shown as “Deferred Trustee fees” on the Statement of Assets and Liabilities.

Note 11—Recent Accounting Pronouncements—The Fund adopted all provisions of the Accounting Standards Update No. 2018-13, Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”) that eliminate and modify certain disclosure requirements for fair value measurements. Public companies are required to disclose the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements. Based on management’s evaluation, the adoption of the ASU 2018-13 had no material effect on the financial statements and related disclosures.

Note 12—Subsequent Event Review—The Fund has evaluated subsequent events and transactions for potential recognition or disclosure through the date the financial statements were issued.

20

VANECK FUNDS

APPROVAL OF ADVISORY AGREEMENT

June 30, 2020 (unaudited)

VANECK MORNINGSTAR WIDE MOAT FUND
(the “Fund”)

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that an investment advisory agreement between a fund and its investment adviser may be entered into only if it is approved, and may continue in effect from year to year after an initial two-year period only if its continuance is approved, at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund as defined in the 1940 Act (the “Independent Trustees”), at a meeting called for the purpose of considering such approval. On June 23, 2020, the Board of Trustees (the “Board”) of VanEck Funds (the “Trust”), including a majority of the Independent Trustees, approved the continuation of the existing advisory agreement (the “Advisory Agreement”) between the Fund and its investment adviser, Van Eck Associates Corporation (together with its affiliated companies, the “Adviser”). Information regarding the material factors considered and related conclusions reached by the Board in approving the continuation of the Fund’s Advisory Agreement is set forth below.

In considering the continuation of the Advisory Agreement, the Board reviewed and considered information that had been provided by the Adviser throughout the year at meetings of the Board and its committees, including information requested by the Independent Trustees and furnished by the Adviser for meetings of the Board held on June 5, 2020 and June 23, 2020 specifically for the purpose of considering the continuation of the Advisory Agreement. The Independent Trustees were advised by independent legal counsel throughout the year, including during the contract renewal process, and met with independent legal counsel in executive sessions outside the presence of management. The written and oral reports provided to the Board included, among other things, the following:

■	Information about the overall organization of the Adviser and the Adviser’s short-term and long-term business plans with respect to its mutual fund operations and other lines of business;

■	The consolidated financial statements of the Adviser for the past two fiscal years;

■	A copy of the Advisory Agreement and descriptions of the services provided by the Adviser thereunder;
21

VANECK FUNDS

APPROVAL OF ADVISORY AGREEMENT

June 30, 2020 (unaudited) (continued)

■	Information regarding the qualifications, education and experience of the investment professionals responsible for portfolio management, investment research and trading activities for the Fund, the structure of their compensation and the resources available to support these activities;

■	A report prepared by Broadridge Financial Solutions (“Broadridge”), an independent consultant, comparing the Fund’s investment performance gross of expenses for a representative class of shares (including, where relevant, total returns, standard deviations, Sharpe ratios, information ratios, beta and alpha) for the one-, three-, five-and ten-year periods (as applicable) ended December 31, 2019 with the investment performance of (i) a universe of mutual funds selected by Broadridge with similar investment characteristics, utilizing for these purposes the oldest share class of each fund gross of expenses (the “Performance Category”), (ii) a sub-group of funds selected from the Performance Category by Broadridge further limited to approximate more closely the Fund’s investment style without regard to asset size (the “Performance Peer Group”) and (iii) an appropriate benchmark index;

■	A report prepared by Broadridge comparing the advisory fees and other expenses of a representative class of shares of the Fund during its fiscal year ended December 31, 2019 with a similar share class of (i) funds in the Performance Category that have the same share class (the “Expense Category”) and (ii) a sub-set of the funds that comprise the Performance Peer Group that have the same share class (the “Expense Peer Group”);

■	An analysis of the profitability of the Adviser with respect to its services for the Fund and the VanEck complex of mutual funds as a whole (the “VanEck Complex”);

■	Information regarding other investment products and services offered by the Adviser involving investment objectives and strategies similar to the Fund (“Comparable Products”), including the fees charged by the Adviser for managing the Comparable Products, a description of material differences and similarities in the services provided by the Adviser for the Fund and the Comparable Products, the sizes of the Comparable Products and the identity of the individuals responsible for managing the Comparable Products;

■	Information concerning the Adviser’s compliance program, the resources devoted to compliance efforts undertaken by the Adviser
22

on behalf of the Fund, and reports regarding a variety of compliance-related issues;

■	Information with respect to the Adviser’s brokerage practices, including the Adviser’s processes for monitoring best execution of portfolio transactions and the benefits received by the Adviser from research acquired with soft dollars;

■	Information regarding the procedures used by the Adviser in monitoring the valuation of portfolio securities, including the methodologies used in making fair value determinations, and the Adviser’s due diligence process for recommending the selection of pricing vendors and monitoring the quality of the inputs provided by such vendors;

■	Information regarding how the Adviser safeguards the confidentiality and integrity of its data and files (both physical and electronic), as well as of any communications with third parties containing Fund and shareholder information, including reports regarding the Adviser’s cybersecurity framework and its implementation, the identification and monitoring of cybersecurity risks (including the risks that arise out of arrangements with third party service providers), the Adviser’s cybersecurity response policy and other initiatives of the Adviser to mitigate cybersecurity risks;

■	Information regarding the Adviser’s policies and practices with respect to personal investing by the Adviser and its employees, including reports regarding the administration of the Adviser’s code of ethics and the Adviser’s policy with respect to investments in the Fund by the Adviser’s investment personnel;

■	Information regarding the Adviser’s investment process for the Fund, including how the Adviser integrates non-accounting-based information (including, but not limited to “environmental, social and governance” factors) and the non-security-selection, non-portfolio-construction activities of the investment teams, such as engagement with portfolio companies and industry group participation;

■	Information regarding the Adviser’s role as the administrator of the Trust’s liquidity risk management program;

■	Descriptions of sub-transfer agency, omnibus account and other shareholder servicing arrangements for the Fund with intermediaries (collectively, “Servicing Arrangements”), including a description of the services provided by the intermediaries pursuant to such Servicing
23

VANECK FUNDS

APPROVAL OF ADVISORY AGREEMENT

June 30, 2020 (unaudited) (continued)

Arrangements and the payment terms of the Servicing Arrangements, as well as reports regarding the amounts paid pursuant to the Servicing Arrangements and the amounts paid to intermediaries with respect to the Fund by the Adviser pursuant to any revenue sharing arrangements and Servicing Arrangements (to the extent not paid by the Fund);

■	Descriptions of other administrative and other non-investment management services provided by the Adviser for the Fund, including the Adviser’s activities in managing relationships with the Fund’s custodian, transfer agent and other service providers; and

■	Other information provided by the Adviser in its response to a comprehensive questionnaire from the Independent Trustees.

In determining whether to approve the continuation of the Advisory Agreement, the Board considered, among other things, the following: (1) the nature, quality, extent and cost of the investment management, administrative and other non-investment management services provided by the Adviser; (2) the nature, quality and extent of the services performed by the Adviser in interfacing with, and monitoring the services performed by, third parties, such as the Fund’s custodian, transfer agent, sub-transfer agents and independent auditor, and the Adviser’s commitment and efforts to review the quality and pricing of third party service providers to the Fund with a view to reducing non-management expenses of the Fund; (3) the terms of the Advisory Agreement and the services performed thereunder; (4) the willingness of the Adviser to limit the overall expenses of the Fund from time to time, if necessary or appropriate, by means of waiving all or a portion of its fees and/or paying expenses of the Fund; (5) the quality of the services, procedures and processes used to determine the value of the Fund’s assets and the actions taken to monitor and test the effectiveness of such services, procedures and processes; (6) the ongoing efforts of, and resources devoted by, the Adviser with respect to the development and implementation of a comprehensive compliance program; (7) the responsiveness of the Adviser to inquiries from, and examinations by, regulatory authorities, including the Securities and Exchange Commission; (8) the resources committed by the Adviser to information technology and cybersecurity; and (9) the ability of the Adviser to attract and retain quality professional personnel to perform investment advisory and administrative services for the Fund. The Board concluded that the

24

nature, extent and quality of the services supported the renewal of the Advisory Agreement.

The performance data and the advisory fee and expense ratio data described below for the Fund is based on data for a representative class of shares of the Fund. The performance data is gross of expenses for periods on an annualized basis ended December 31, 2019, and the advisory fee and expense ratio data is as of the Fund’s fiscal year end of December 31, 2019. The Board considered the Fund’s performance for periods subsequent to the performance period covered by the Broadridge reports, and considered the Adviser’s assessment of the same. The Board also noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including, in particular, that notable differences may exist between the Fund and the other funds in the Fund’s Performance Peer Group and Performance Category (for example, with respect to investment objective(s) and investment strategies) and that the results of the performance comparisons may vary depending on (i) the end dates for the performance periods that were selected and (ii) the selection of the Performance Peer Group and Performance Category.

Performance. The Board noted that the Fund seeks to track, before fees and expenses, the performance and yield performance of the Morningstar Wide Moat Focus Index (the “Morningstar Index”). The Board noted, based on a review of comparative annualized total returns, that the Class I shares of the Fund had outperformed its Performance Category and Performance Peer Group medians for the one-year period. The Board also noted that the Class I shares of the Fund had underperformed the Morningstar Index for the one-year period. On the basis of the foregoing and other relevant information provided in response to inquiries by the Board, the Board concluded that the performance of the Fund supported the renewal of the Advisory Agreement.

Fees and Expenses. The Board noted that the fee rate payable for advisory services and the total expense ratio, net of waivers or reimbursements, for the Fund were higher than the median advisory fee rate and total expense ratio of the Fund’s Expense Category and lower than the median advisory fee rate and total expense ratio of the Fund’s Expense Peer Group. The Board also noted that the Adviser has agreed to waive all or a portion of its advisory fees and/or pay expenses of the Fund through May 1, 2021 to the extent necessary to prevent the expense ratio of the Fund from exceeding a specified maximum amount

25

VANECK FUNDS

APPROVAL OF ADVISORY AGREEMENT

June 30, 2020 (unaudited) (continued)

(subject to certain exclusions). The Board also considered the advisory fee charged to the Fund as compared to the fees charged to the Comparable Products, noting the differences in the services provided to the Fund as compared to those other products.

On the basis of the foregoing, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the advisory fee rate charged to the Fund is reasonable.

Profitability and Economies of Scale. The Board considered the profits, if any, realized by the Adviser from managing the Fund and other mutual funds in the VanEck Complex and the methodology used to determine such profits. The Board noted that the levels of profitability reported on a fund-by-fund basis varied widely depending on such factors as the size, type of fund and operating history. Based on its review of the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the profits realized by the Adviser supported the renewal of the Advisory Agreement. In this regard, the Board also considered the extent to which the Adviser may realize economies of scale, if any, as the Fund grows and whether the Fund’s fee schedule reflects any economies of scale for the benefit of shareholders, and concluded that the fee schedule was appropriate. The Board also considered that the Fund benefits from economies of scale through lower fees charged by third party service providers based on the combined size of the VanEck Complex.

Conclusion. In determining the material factors to be considered in evaluating the Advisory Agreement for the Fund and the weight to be given to such factors, the members of the Board relied upon the advice of independent legal counsel and their own business judgment. The Board did not consider any single factor as controlling in determining whether to approve the continuation of the Advisory Agreement and each member of the Board may have placed varying emphasis on particular factors considered in reaching a conclusion. Moreover, this summary description does not necessarily identify all of the factors considered or conclusions reached by the Board. Based on its consideration of the foregoing factors and conclusions, and such other factors and conclusions as it deemed relevant, the Board unanimously approved the continuation of the Advisory Agreement for the Fund for an additional one-year period.

26

VANECK FUNDS

FUND’S LIQUIDITY RISK MANAGEMENT PROGRAM

(unaudited)

In accordance with Rule 22e-4 under the 1940 Act (the “Liquidity Rule”), the Fund has adopted and implemented a Liquidity Risk Management Program, (the “Program”) and the Fund’s Board has designated the Fund’s Adviser as the administrator of the Program. The Fund’s Adviser administers the Program through its Liquidity Committee. The purpose of the Program is to outline the techniques, tools and arrangements employed for the management of liquidity risk within the Fund, and the terms, contents and frequency of reporting and escalation of any issues to the Board. Liquidity is managed taking account of the investment strategy, liquidity profile, and redemption policy and history of the Fund, with the objective of maintaining a level of liquidity that is appropriate in light of the Fund’s obligations to its shareholders. The Program assesses liquidity risk under both normal and stressed market conditions.

The Board reviewed a report prepared by the Fund’s Adviser regarding the operation and effectiveness of the Program for the period from December 1, 2018 through December 31, 2019 (the “Review Period”). During the Review Period, the Fund maintained a high level of liquidity and primarily held assets that are defined under the Liquidity Rule as “Highly Liquid Investments.” As a result, the Fund has not adopted a “Highly Liquid Investment Minimum,” as defined under the Liquidity Rule. A Highly Liquid Investment is defined as cash and any investment reasonably expected to be convertible to cash in current market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.

During the Review Period, there were no liquidity events that materially affected the performance of the Fund or its ability to timely meet redemptions without dilution to existing shareholders, and the Fund’s Adviser provided its assessment that the program had been effective in managing the Fund’s liquidity risk. Further information on liquidity risks applicable to the Fund can be found in the Fund’s prospectus.

27

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the Fund’s prospectus and summary prospectus, which includes more complete information. Investing involves substantial risk and high volatility, including possible loss of principal. An investor should consider the investment objective, risks, charges and expenses of the Fund carefully before investing. To obtain a prospectus and summary prospectus, which contains this and other information, call 800.826.2333 or visit vaneck.com. Please read the prospectus and summary prospectus carefully before investing.

Additional information about the VanEck Fund’s (the “Trust”) Board of Trustees/Officers and a description of the policies and procedures the Trust uses to determine how to vote proxies relating to portfolio securities are provided in the Statement of Additional Information. The Statement of Additional Information and information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve month period ending June 30 is available, without charge, by calling 800.826.2333, or by visiting vaneck.com, or on the Securities and Exchange Commission’s website at https://www.sec.gov.

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-PORT. The Trust’s Form N-PORT filings are available on the Commission’s website at https://www.sec.gov and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 202.942.8090. The Fund’s complete schedule of portfolio holdings is also available by calling 800.826.2333 or by visiting vaneck.com.

Investment Adviser:	Van Eck Associates Corporation
Distributor:	Van Eck Securities Corporation
	666 Third Avenue, New York, NY 10017
	vaneck.com
Account Assistance:	800.544.4653	MWMSAR

SEMI-ANNUAL REPORT June 30, 2020 (unaudited)

VanEck Funds

VanEck NDR Managed Allocation Fund

800.826.2333	vaneck.com

Certain information contained in this President’s letter represents the opinion of the investment adviser which may change at any time. This information is not intended to be a forecast of future events, a guarantee of future results or investment advice. Current market conditions may not continue. Also, unless otherwise specifically noted, any discussion of the Fund’s holdings, the Fund’s performance, and the views of the investment adviser are as of June 30, 2020.

VANECK NDR MANAGED ALLOCATION FUND

PRESIDENT’S LETTER

June 30, 2020 (unaudited)

Dear Fellow Shareholders:

The story for the last decade was simple and familiar – slower global economic growth was combated by expansive monetary policy. After the shock of the COVID-19 virus, we are returning to this investment theme. Thus we believe investors should be comfortable maintaining their strategic allocations to stocks and bonds, given the central bank’s aggressive support of the financial markets.

Why do we have this view? First, we believe that we are in a global recession, not a depression. Two indicators of global recession are copper and oil. When China slowed at the end of 2015, copper and oil fell hard. Since oil and copper haven’t fallen below those 2015-2016 lows and in fact have been rallying from those lows, the chance of a depression seems low.

So our base case is that markets will feel like the recovery after the global financial crisis – lower interest rates, asset price inflation and weak job recovery (due to different factors – varied industry impact not increased regulation). No guarantee, of course, that there will not be a re-test of lows or new lows, but financial markets will likely lead the economic recovery.

Our assumptions regarding this outlook are that: the virus fatality curve has flattened, mitigation steps like shutdowns can be local to deal with additional outbreaks and a COVID-19 vaccine happens this year. A vaccine is the biggest factor with early development a positive and later availability (or none) a negative.

The investing outlook sometimes does change suddenly, as now. To get our quarterly investment outlooks, please subscribe to “Investment Outlook” on vaneck.com. Should you have any questions regarding fund performance, please contact us at 800.826.2333 or visit our website.

1

VANECK NDR MANAGED ALLOCATION FUND

PRESIDENT’S LETTER

(unaudited) (continued)

We sincerely thank you for investing in VanEck’s investment strategies. On the following pages, you will find the financial statements for the six month period ended June 30, 2020. As always, we value your continued confidence in us and look forward to helping you meet your investment goals in the future.

Jan F. van Eck
CEO and President
VanEck Funds

July 8, 2020

Investing involves substantial risk and high volatility, including possible loss of principal. An investor should consider the investment objective, risks, charges and expenses of the Fund carefully before investing. To obtain a prospectus and summary prospectus, which contains this and other information, call 800.826.2333 or visit vaneck.com. Please read the prospectus and summary prospectus carefully before investing.

2

VANECK NDR MANAGED ALLOCATION FUND

EXPLANATION OF EXPENSES

(unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchase payments; and (2) ongoing costs, including management fees and other Fund expenses. This disclosure is intended to help you understand the ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The disclosure is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2020 to June 30, 2020.

Actual Expenses

The first line in the table below provides information about account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as fees on purchase payments. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

3

VANECK NDR MANAGED ALLOCATION FUND

EXPLANATION OF EXPENSES

(unaudited) (continued)

	Beginning Account Value January 1, 2020	Ending Account Value June 30, 2020	Annualized Expense Ratio During Period	Expenses Paid During the Period* January 1, 2020 - June 30, 2020
Class A
Actual	$1,000.00	$944.60	1.15%	$5.56
Hypothetical**	$1,000.00	$1,019.14	1.15%	$5.77
Class I
Actual	$1,000.00	$946.20	0.85%	$4.11
Hypothetical**	$1,000.00	$1,020.64	0.85%	$4.27
Class Y
Actual	$1,000.00	$945.80	0.90%	$4.35
Hypothetical**	$1,000.00	$1,020.39	0.90%	$4.52

*	Expenses are equal to the Fund’s annualized expense ratio (for the six months ended June 30, 2020), multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year divided by the number of the days in the fiscal year (to reflect the one-half year period).

**	Assumes annual return of 5% before expenses
4

VANECK NDR MANAGED ALLOCATION FUND

SCHEDULE OF INVESTMENTS

June 30, 2020 (unaudited)

Number of Shares		Value
EXCHANGE TRADED FUNDS: 100.7% (a)
106,319	iShares Barclays Aggregate Bond Fund	$12,567,969
3,844	iShares MSCI Canada ETF †	99,483
19,548	iShares MSCI Eurozone ETF †	713,111
3,797	iShares MSCI Pacific ex Japan ETF †	150,969
1,037	iShares MSCI South Korea Capped ETF	59,244
4,856	iShares MSCI Switzerland Capped ETF	189,190
6,797	iShares MSCI United Kingdom ETF †	175,091
13,051	iShares Russell 1000 Growth Index Fund †	2,505,139
16,564	iShares Russell 1000 Value ETF	1,865,438
3,301	iShares Russell 2000 Growth ETF †	682,878
5,303	iShares Russell 2000 Value ETF †	516,830
23,116	JPMorgan BetaBuilders Japan ETF	530,050
11,373	Vanguard FTSE Emerging Markets ETF	450,484
142,297	Vanguard Total Bond Market ETF †	12,570,517
Total Exchange Traded Funds (Cost: $30,265,951)		33,076,393

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 3.0% (Cost: $990,776)

Money Market Fund: 3.0%
990,776	State Street Navigator Securities Lending Government Money Market Portfolio	990,776

Total Investments: 103.7% (Cost: $31,256,727)		34,067,169
Liabilities in excess of other assets: (3.7)%		(1,226,737)
NET ASSETS: 100.0%		$32,840,432

Footnotes:

(a)	Each underlying fund’s shareholder reports and registration documents are available free of charge on the SEC’s website at https://www.sec.gov/
†	Security fully or partially on loan. Total market value of securities on loan is $8,928,450.

See Notes to Financial Statements

5

VANECK NDR MANAGED ALLOCATION FUND

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Exchange Traded Funds	100.0%	$33,076,393

The summary of inputs used to value the Fund’s investments as of June 30, 2020 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Exchange Traded Funds	$33,076,393	$—	$—	$33,076,393
Money Market Fund	990,776	—	—	990,776
Total	$34,067,169	$—	$—	$34,067,169

See Notes to Financial Statements

6

VANECK NDR MANAGED ALLOCATION FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2020 (unaudited)

Assets:
Investments, at value (Cost $30,265,951) (1)	$33,076,393
Short-term investment held as collateral for securities loaned (2)	990,776
Receivables:
Shares of beneficial interest sold	620
Dividends and interest	1,654
Prepaid expenses	85
Total assets	34,069,528
Liabilities:
Payables:
Collateral for securities loaned	990,776
Shares of beneficial interest redeemed	76,582
Due to Adviser	3,115
Due to custodian	91,393
Due to Distributor	2,391
Deferred Trustee fees	23,686
Accrued expenses	41,153
Total liabilities	1,229,096
NET ASSETS	$32,840,432
Class A Shares:
Net Assets	$11,458,033
Shares of beneficial interest outstanding	417,148
Net asset value and redemption price per share	$27.47
Maximum offering price per share (Net asset value per share ÷ 94.25%)	$29.15
Class I Shares:
Net Assets	$13,902,748
Shares of beneficial interest outstanding	503,527
Net asset value, offering and redemption price per share	$27.61
Class Y Shares:
Net Assets	$7,479,651
Shares of beneficial interest outstanding	271,188
Net asset value, offering and redemption price per share	$27.58
Net Assets consist of:
Aggregate paid in capital	$33,454,955
Total distributable earnings (loss)	(614,523)
$32,840,432
(1) Value of securities on loan	$8,928,450
(2) Cost of short-term investment held as collateral for securities loaned	$990,776

See Notes to Financial Statements

7

VANECK NDR MANAGED ALLOCATION FUND

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2020 (unaudited)

Income:
Dividends	$261,812
Securities lending income	8,538
Total income	270,350
Expenses:
Management fees	141,016
Distribution fees – Class A Shares	15,587
Transfer agent fees – Class A Shares	13,787
Transfer agent fees – Class I Shares	10,115
Transfer agent fees – Class Y Shares	10,666
Custodian fees	6,454
Professional fees	45,594
Registration fees – Class A Shares	8,313
Registration fees – Class I Shares	7,969
Registration fees – Class Y Shares	8,036
Reports to shareholders	12,610
Insurance	3,103
Trustees’ fees and expenses	2,955
Interest	40
Other	1,737
Total expenses	287,982
Waiver of management fees	(117,351)
Net expenses	170,631
Net investment income	99,719
Net realized loss on:
Investments	(482,852)
Net change in net unrealized appreciation (depreciation) on:
Investments	(1,779,333)
Net Decrease in Net Assets Resulting from Operations	$(2,162,466)

See Notes to Financial Statements

8

VANECK NDR MANAGED ALLOCATION FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2020	Year Ended December 31, 2019
	(unaudited)
Operations:
Net investment income	$99,719	$602,150
Net realized loss	(482,852)	(1,505,995)
Net change in unrealized appreciation (depreciation)	(1,779,333)	5,293,668
Net increase (decrease) in net assets resulting from operations	(2,162,466)	4,389,823
Distributions to shareholders:
From distributable earnings
Class A Shares	—	(210,396)
Class I Shares	—	(265,192)
Class Y Shares	—	(174,528)
Total distributions	—	(650,116)
Share transactions:
Proceeds from sale of shares
Class A Shares	1,015,690	3,410,772
Class I Shares	1,013,818	3,172,444
Class Y Shares	224,606	493,367
	2,254,114	7,076,583
Reinvestment of distributions
Class A Shares	—	210,032
Class I Shares	—	265,192
Class Y Shares	—	164,288
	—	639,512
Cost of shares redeemed
Class A Shares	(3,033,205)	(5,381,718)
Class I Shares	(1,231,693)	(2,171,299)
Class Y Shares	(2,094,084)	(11,221,993)
	(6,358,982)	(18,775,010)
Net decrease in net assets resulting from share transactions	(4,104,868)	(11,058,915)
Total decrease in net assets	(6,267,334)	(7,319,208)
Net Assets:
Beginning of period	39,107,766	46,426,974
End of period	$32,840,432	$39,107,766

See Notes to Financial Statements

9

VANECK NDR MANAGED ALLOCATION FUND

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Class A
	For the Six Months Ended June 30,		Year Ended December 31,
	2020		2019	2018	2017	2016(a)
	(unaudited)
Net asset value, beginning of period	$29.08		$26.54	$29.31	$25.97	$25.15
Income from investment operations:
Net investment income	0.05	(c)	0.38 (c)	0.34 (c)	0.22 (c)	0.20
Net realized and unrealized gain (loss) on investments		(1.66)	2.59	(2.73)	3.71	1.12
Total from investment operations		(1.61)	2.97	(2.39)	3.93	1.32
Less dividends and distributions from:
Net investment income	—		(0.43)	(0.23)	(0.16)		(0.25)
Net realized gains	—		—	(0.15)	(0.43)		(0.25)
Total dividends and distributions	—		(0.43)	(0.38)	(0.59)		(0.50)
Net asset value, end of period	$27.47		$29.08	$26.54	$29.31	$25.97
Total return (b)	(5.54	)%(d)	11.21%	(8.13)%	15.15%	5.27	%(d)
Ratios/Supplemental Data
Net assets, end of period (000’s)	$11,458		$14,271	$14,710	$10,006	$3,724
Ratio of gross expenses to average net assets (f)	1.82	%(e)	1.87%	1.62%	2.09%	2.67	%(e)
Ratio of net expenses to average net assets (f)	1.15	%(e)	1.16%	1.15%	1.15%	1.15	%(e)
Ratio of net expenses to average net assets, excluding interest expense (f)	1.15	%(e)	1.15%	1.15%	1.15%	1.15	%(e)
Ratio of net investment income to average net assets (f)	0.37	%(e)	1.35%	1.16%	0.79%	1.79	%(e)
Portfolio turnover rate	61	%(d)	193%	202%	229%	140	%(d)
(a)	For the period May 11, 2016 (commencement of operations) through December 31, 2016.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(c)	Calculated based upon average shares outstanding.
(d)	Not annualized.
(e)	Annualized.
(f)	The ratios presented do not reflect the Fund’s proportionate share of income and expenses from the Fund’s investment in underlying funds.

See Notes to Financial Statements

10

VANECK NDR MANAGED ALLOCATION FUND

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Class I
	For the Six Months Ended June 30,		Year Ended December 31,
	2020		2019	2018	2017	2016(a)
	(unaudited)
Net asset value, beginning of period	$29.18		$26.63	$29.41	$26.02	$25.15
Income from investment operations:
Net investment income	0.10	(c)	0.47 (c)	0.38 (c)	0.35 (c)	0.30
Net realized and unrealized gain (loss) on investments		(1.67)	2.60	(2.70)	3.67	1.07
Total from investment operations		(1.57)	3.07	(2.32)	4.02	1.37
Less dividends and distributions from:
Net investment income	—		(0.52)	(0.31)	(0.20)		(0.25)
Net realized gains	—		—	(0.15)	(0.43)		(0.25)
Total dividends and distributions	—		(0.52)	(0.46)	(0.63)		(0.50)
Net asset value, end of period	$27.61		$29.18	$26.63	$29.41	$26.02
Total return (b)	(5.38	)%(d)	11.53%	(7.85)%	15.48%	5.47	%(d)
Ratios/Supplemental Data
Net assets, end of period (000’s)	$13,903		$14,920	$12,371	$12,741	$3,285
Ratio of gross expenses to average net assets (f)	1.47	%(e)	1.55%	1.36%	1.79%	2.40	%(e)
Ratio of net expenses to average net assets (f)	0.85	%(e)	0.86%	0.85%	0.85%	0.85	%(e)
Ratio of net expenses to average net assets, excluding interest expense (f)	0.85	%(e)	0.85%	0.85%	0.85%	0.85	%(e)
Ratio of net investment income to average net assets (f)	0.71	%(e)	1.66%	1.33%	1.23%	1.95	%(e)
Portfolio turnover rate	61	%(d)	193%	202%	229%	140	%(d)
(a)	For the period May 11, 2016 (commencement of operations) through December 31, 2016.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(c)	Calculated based upon average shares outstanding.
(d)	Not annualized.
(e)	Annualized.
(f)	The ratios presented do not reflect the Fund’s proportionate share of income and expenses from the Fund’s investment in underlying funds.

See Notes to Financial Statements

11

VANECK NDR MANAGED ALLOCATION FUND

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Class Y
	For the Six Months Ended June 30,		Year Ended December 31,
	2020		2019	2018	2017	2016(b)
	(unaudited)
Net asset value, beginning of period	$29.16		$26.62	$29.39	$26.01	$25.15
Income from investment operations:
Net investment income	0.09	(c)	0.41 (c)	0.39 (c)	0.36 (c)	0.27
Net realized and unrealized gain (loss) on investments		(1.67)	2.65	(2.72)	3.65	1.09
Total from investment operations		(1.58)	3.06	(2.33)	4.01	1.36
Less dividends and distributions from:
Net investment income	—		(0.52)	(0.29)	(0.20)		(0.25)
Net realized gains	—		—	(0.15)	(0.43)		(0.25)
Total dividends and distributions	—		(0.52)	(0.44)	(0.63)		(0.50)
Net asset value, end of period	$27.58		$29.16	$26.62	$29.39	$26.01
Total return (a)	(5.42	)%(d)	11.49%	(7.90)%	15.45%	5.43	%(d)
Ratios/Supplemental Data
Net assets, end of period (000’s)	$7,480		$9,917	$19,346	$13,161	$1,848
Ratio of gross expenses to average net assets (f)	1.64	%(e)	1.64%	1.33%	1.75%	2.90	%(e)
Ratio of net expenses to average net assets (f)	0.90	%(e)	0.91%	0.90%	0.90%	0.90	%(e)
Ratio of net expenses to average net assets, excluding interest expense (f)	0.90	%(e)	0.90%	0.90%	0.90%	0.90	%(e)
Ratio of net investment income to average net assets (f)	0.63	%(e)	1.48%	1.36%	1.25%	2.12	%(e)
Portfolio turnover rate	61	%(d)	193%	202%	229%	140	%(d)
(a)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(b)	For the period May 11, 2016 (commencement of operations) through December 31, 2016.
(c)	Calculated based upon average shares outstanding.
(d)	Not annualized.
(e)	Annualized.
(f)	The ratios presented do not reflect the Fund’s proportionate share of income and expenses from the Fund’s investment in underlying funds.

See Notes to Financial Statements

12

VANECK NDR MANAGED ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS

June 30, 2020 (unaudited)

Note 1—Fund Organization—Van Eck Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust was organized as a Massachusetts business trust on April 3, 1985. The VanEck NDR Managed Allocation Fund (the “Fund”) is a diversified series of the Trust and seeks to achieve its investment objective by investing in exchange traded products using a customized version of a global tactical asset allocation model developed by Ned Davis Research, Inc. The Fund currently offers three classes of shares: Class A, I and Y Shares. Each share class represents an interest in the same portfolio of investments of the Fund and is substantially the same in all respects, except that the classes are subject to different distribution fees and sales charges. Class I and Y Shares are sold without a sales charge; Class A Shares are sold subject to a front-end sales charge.

Note 2—Significant Accounting Policies—The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The Fund is an investment company and follows accounting and reporting requirements of Accounting Standards Codification (“ASC”) 946 Financial Services — Investment Companies.

The following is a summary of significant accounting policies followed by the Fund.

A.	Security Valuation—The Fund values its investments in securities and other assets and liabilities at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Securities traded on national exchanges are valued at the closing prices on the markets in which the securities trade. Securities traded on the NASDAQ Stock Market LLC (“NASDAQ”) are valued at the NASDAQ official closing price. Over-the-counter securities not included on NASDAQ and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded they are categorized as Level 1 in the fair value hierarchy (described below). Short-term obligations with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Open-end mutual fund investments (including money market funds) are valued at their closing net asset value each business day and are categorized as Level 1 in the fair value hierarchy. The Pricing Committee of Van Eck Associates
13

VANECK NDR MANAGED ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

Corporation (the “Adviser”) provides oversight of the Fund’s valuation policies and procedures, which are approved by the Fund’s Board of Trustees. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and other market sources to determine fair value. The Pricing Committee convenes regularly to review the fair value of financial instruments or other assets. If market quotations for a security or other asset are not readily available, or if the Adviser believes it does not otherwise reflect the fair value of a security or asset, the security or asset will be fair valued by the Pricing Committee in accordance with the Fund’s valuation policies and procedures. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, periodic comparisons to valuations provided by other independent pricing services, transactional back-testing and disposition analysis.

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and other security specific information are used to determine the fair value of these securities. Depending on the relative significance of valuation inputs, these securities may be categorized either as Level 2 or Level 3 in the fair value hierarchy. The price which the Fund may realize upon sale of an investment may differ materially from the value presented on the Schedule of Investments.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis, which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The fair value hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels of the fair value hierarchy are described below:

Level 1 –	Quoted prices in active markets for identical securities.

Level 2 –	Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 –	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
14

A summary of the inputs and the levels used to value the Fund’s investments are located in the Schedule of Investments. Additionally, tables that reconcile the valuation of the Fund’s Level 3 investments and that present additional information about the valuation methodologies and unobservable inputs, if applicable, are located in the Schedule of Investments.

B.	Federal Income Taxes—It is the Fund’s policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income and net realized capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

C.	Distributions to Shareholders—Dividends to shareholders from net investment income and distributions from net realized capital gains, if any, are declared and paid annually. Income dividends and capital gain distributions are determined in accordance with U.S. income tax regulations, which may differ from such amounts determined in accordance with GAAP.

D.	Offsetting Assets and Liabilities—In the ordinary course of business, the Fund enters into transactions subject to enforceable master netting or other similar agreements. Generally, the right of offset in those agreements allows the Fund to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreements. The Fund may pledge or receive cash and/or securities as collateral for derivative instruments and securities lending. For financial reporting purposes, the Fund presents securities lending assets and liabilities on a gross basis in the Statement of Assets and Liabilities. Cash collateral received for securities lending in the form of money market investments, if any, at June 30, 2020 is presented in the Schedule of Investments and in the Statement of Assets and Liabilities. Non-cash collateral is disclosed in Note 9 (Securities Lending).

E.	Other—Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Realized gains and losses are determined based on the specific identification method.

Income, non-class specific expenses, gains and losses on investments are allocated to each class of shares based on its relative net assets. Expenses directly attributable to a specific class are charged to that class.

The Fund earns interest income on uninvested cash balances held at the custodian bank. Such amounts, if any, are presented as interest income in the Statement of Operations.
15

VANECK NDR MANAGED ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

In the normal course of business, the Fund enters into contracts that contain a variety of general indemnifications. The Fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Adviser believes the risk of loss under these arrangements to be remote.

Note 3—Investment Management and Other Agreements—The Adviser is the investment adviser to the Fund. The Adviser receives a management fee, calculated daily and payable monthly based on annual rate of 0.80% of the Fund’s average daily net assets. The Adviser has agreed, until at least May 1, 2021, to waive management fees and assume expenses to prevent the Fund’s total annual operating expenses (excluding acquired fund fees and expenses, interest expense, trading expenses, dividend and interest payments on securities sold short, taxes and, extraordinary expenses) from exceeding the expense limitations listed in the table below.

The current expense limitations and the amounts waived/assumed by the Adviser for the period ended June 30, 2020, are as follows:

	Expense Limitation	Waiver of Management Fees
Class A	1.15%	$41,530
Class I	0.85	43,404
Class Y	0.90	32,417

For the period ended June 30, 2020, Van Eck Securities Corporation (the “Distributor”), and affiliate of the Adviser, has not received sales loads relating to the sale of shares of the Fund.

At June 30, 2020, the Adviser owned approximately 27% of Class A, 47% of Class I, and 47% of Class Y.

Certain officers of the Trust are officers, directors or stockholders of the Adviser and Distributor.

Note 4—12b-1 Plan of Distribution—Pursuant to a Rule 12b-1 Plan of Distribution (the “Plan”), the Fund is authorized to incur distribution expenses which will principally be payments to securities dealers who have sold shares and serviced shareholder accounts, and payments to the Distributor for reimbursement of other actual promotion and distribution expenses incurred by the Distributor on behalf of the Fund. The amount paid under the Plan in any one year is limited to 0.25% of average daily net assets for Class A Shares and is recorded as Distribution fees in the Statement of Operations.

Note 5—Investments—For the period ended June 30, 2020, the cost of purchases and proceeds from sales of investments, excluding U.S.

16

government securities and short-term obligations, aggregated $21,718,046 and $25,674,162, respectively.

Note 6—Income Taxes—As of June 30, 2020, for Federal income tax purposes, the identified cost of investments owned, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation (depreciation) of investments were as follows:

Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$31,915,715	$2,896,558	$(745,104)	$2,151,454

The tax character of dividends paid to shareholders during the year ended December 31, 2019 were as follows:

Ordinary income	$650,116

The tax character of current year distributions, if any, will be determined at the end of the current fiscal year.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more-likely-than-not” to be sustained assuming examination by applicable tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on return filings for all open tax years.

The Fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense on the Statement of Operations. During the period ended June 30, 2020, the Fund did not incur any interest or penalties.

Note 7—Principal Risks—The Fund may concentrate its investments in exchange traded products that invest directly in, or have exposure to, equity and debt securities, as well as other asset categories such as commodities and derivative instruments. Such investments may subject the exchange traded product to greater volatility than investments in traditional securities. The Fund may indirectly own foreign securities. Securities of foreign issuers involve special risks and considerations not typically associated with investing in U.S. issuers. These risks include devaluation of currencies, less reliable information about issuers, different securities transaction clearance and settlement practices, and future adverse political and economic developments. These risks are heightened for investments in emerging market countries. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of comparable U.S. issuers. The Fund may invest directly or indirectly in debt securities which are rated below

17

VANECK NDR MANAGED ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

investment grade by rating agencies. Such securities involve more risk of default than higher rated securities and are subject to greater price variability.

A recent outbreak of respiratory disease caused by a novel coronavirus, which was first detected in China in December 2019, has subsequently spread internationally and has been declared a pandemic by the World Health Organization. The coronavirus has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, loss of life, as well as general concern and uncertainty. The coronavirus has already negatively impacted the economies of many nations, individual companies, and the market. This pandemic is expected to have a continued impact in ways that cannot necessarily be foreseen presently.

A more complete description of risks is included in the Fund’s Prospectus and Statement of Additional Information.

Note 8—Shareholder Transactions—Shares of beneficial interest issued, reinvested and redeemed (unlimited number of $0.001 par value shares authorized):

	Six Months Ended June 30, 2020	Year Ended December 31, 2019
	(unaudited)
Class A
Shares sold	36,805	122,052
Shares reinvested	—	7,230
Shares redeemed	(110,440)	(192,847)
Net decrease	(73,635)	(63,565)
Class I
Shares sold	36,244	114,166
Shares reinvested	—	9,097
Shares redeemed	(43,936)	(76,645)
Net increase (decrease)	(7,692)	46,618
Class Y
Shares sold	7,881	17,709
Shares reinvested	—	5,640
Shares redeemed	(76,796)	(410,085)
Net decrease	(68,915)	(386,736)

Note 9 —Securities Lending—To generate additional income, the Fund may lend its securities pursuant to a securities lending agreement with the securities lending agent. The Fund may lend up to 33% of its investments requiring that the loan be continuously collateralized by cash, cash equivalents, U.S. government securities, or any combination of cash and such securities at all times equal to at least 102% (105% for foreign securities) of

18

the market value on the securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. During the term of the loan, the Fund will continue to receive any dividends, interest or amounts equivalent thereto, on the securities loaned while receiving a fee from the borrower and or earning interest on the investment of the cash collateral. Such fees and interest are shared with the securities lending agent under the terms of the securities lending agreement. Securities lending income is disclosed as such in the Statement of Operations. Cash collateral is maintained on the Fund’s behalf by the lending agent and is invested in the State Street Navigator Securities Lending Government Money Market Portfolio. Non-cash collateral consists of U.S. Treasuries and U.S. Government Agency securities, and is not disclosed in the Fund’s Schedule of Investments or Statement of Assets and Liabilities as it is held by the agent on behalf of the Fund, and the Fund does not have the ability to re-hypothecate those securities. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the securities loaned. The Fund bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially. The value of loaned securities and related cash collateral, if any, at June 30, 2020 is presented on a gross basis in the Schedule of Investments and Statement of Assets and Liabilities. The following is a summary of the Fund’s securities on loan and related collateral as of June 30, 2020:

Market Value of Securities on Loan	Cash Collateral	Non-Cash Collateral	Total Collateral
$8,928,450	$990,776	$8,195,175	$9,185,951

The following table presents money market fund investments held as collateral by type of security on loan as of June 30, 2020:

Gross Amount of Recognized Liabilities for Securities Lending Transactions* in the Statement of Assets and Liabilities
Equity Securities	$990,776

*	Remaining contractual maturity: overnight and continuous
19

VANECK NDR MANAGED ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

Note 10—Bank Line of Credit—The Trust participates with VanEck VIP Funds (collectively the “VE/VIP Funds”) in a $30 million committed credit facility (the “Facility”) to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the participating Fund and other temporary or emergency purposes. The participating VE/VIP Funds have agreed to pay commitment fees, pro rata, based on the unused but available balance. Interest is charged to the participating VE/VIP Funds at rates based on prevailing market rates in effect at the time of borrowings. During the period ended June 30, 2020, the average daily loan balance during the five day period for which a loan was outstanding amounted to $208,994 and the average interest rate was 1.89%. At June 30, 2020, the Fund had no outstanding borrowings under the Facility.

Note 11—Trustee Deferred Compensation Plan—The Trust has a Deferred Compensation Plan (the “Deferred Plan”), for Trustees under which the Trustees can elect to defer receipt of their trustee fees until retirement, disability or termination from the Board of Trustees. The fees otherwise payable to the participating Trustees are deemed invested eligible shares of the VE/VIP Funds as directed by the Trustees.

The expense for the Deferred Plan is included in “Trustees’ fees and expenses” in the Statement of Operations. The liability for the Deferred Plan is shown as “Deferred Trustee fees” on the Statement of Assets and Liabilities.

Note 12—Recent Accounting Pronouncements—The Fund adopted all provisions of Accounting Standards Update No. 2018-13 Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”) that eliminate and modify certain disclosure requirements for fair value measurements. Public companies are required to disclose the range and weighted average used to develop significant unobservable inputs of Level 3 fair value measurements. Based on management’s evaluation, the adoption of the ASU 2018-13 had no material impact on the financial statements and related disclosures.

Note 13—Subsequent Event Review—The Fund has evaluated subsequent events and transactions for potential recognition or disclosure through the date the financial statements were issued.

20

VANECK FUNDS

APPROVAL OF ADVISORY AGREEMENT

June 30, 2020 (unaudited)

VANECK NDR MANAGED ALLOCATION FUND

(the “Fund”)

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that an investment advisory agreement between a fund and its investment adviser may be entered into only if it is approved, and may continue in effect from year to year after an initial two-year period only if its continuance is approved, at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund as defined in the 1940 Act (the “Independent Trustees”), at a meeting called for the purpose of considering such approval. On June 23, 2020, the Board of Trustees (the “Board”) of VanEck Funds (the “Trust”), including a majority of the Independent Trustees, approved the continuation of the existing advisory agreement (the “Advisory Agreement”) between the Fund and its investment adviser, Van Eck Associates Corporation (together with its affiliated companies, the “Adviser”). Information regarding the material factors considered and related conclusions reached by the Board in approving the continuation of the Fund’s Advisory Agreement is set forth below.

In considering the continuation of the Advisory Agreement, the Board reviewed and considered information that had been provided by the Adviser throughout the year at meetings of the Board and its committees, including information requested by the Independent Trustees and furnished by the Adviser for meetings of the Board held on June 5, 2020 and June 23, 2020 specifically for the purpose of considering the continuation of the Advisory Agreement. The Independent Trustees were advised by independent legal counsel throughout the year, including during the contract renewal process, and met with independent legal counsel in executive sessions outside the presence of management. The written and oral reports provided to the Board included, among other things, the following:

■	Information about the overall organization of the Adviser and the Adviser’s short-term and long-term business plans with respect to its mutual fund operations and other lines of business;

■	The consolidated financial statements of the Adviser for the past two fiscal years;

■	A copy of the Advisory Agreement and descriptions of the services provided by the Adviser thereunder;
21

VANECK FUNDS

APPROVAL OF ADVISORY AGREEMENT

June 30, 2020 (unaudited) (continued)

■	Information regarding the qualifications, education and experience of the investment professionals responsible for portfolio management, investment research and trading activities for the Fund, the structure of their compensation and the resources available to support these activities;

■	A report prepared by Broadridge Financial Solutions (“Broadridge”), an independent consultant, comparing the Fund’s investment performance gross of expenses for a representative class of shares (including, where relevant, total returns, standard deviations, Sharpe ratios, information ratios, beta and alpha) for the one-, three-, five-and ten-year periods (as applicable) ended December 31, 2019 with the investment performance of (i) a universe of mutual funds selected by Broadridge with similar investment characteristics, utilizing for these purposes the oldest share class of each fund gross of expenses (the “Performance Category”), (ii) a sub-group of funds selected from the Performance Category by Broadridge further limited to approximate more closely the Fund’s investment style without regard to asset size (the “Performance Peer Group”) and (iii) an appropriate benchmark index;

■	A report prepared by Broadridge comparing the advisory fees and other expenses of a representative class of shares of the Fund during its fiscal year ended December 31, 2019 with a similar share class of (i) funds in the Performance Category that have the same share class (the “Expense Category”) and (ii) a sub-set of the funds that comprise the Performance Peer Group that have the same share class (the “Expense Peer Group”);

■	An analysis of the profitability of the Adviser with respect to its services for the Fund and the VanEck complex of mutual funds as a whole (the “VanEck Complex”);

■	Information about the Adviser’s use of a customized version of a global tactical asset allocation model (the “NDR Model”) created by Ned Davis Research, Inc. (“NDR”) to guide the Fund’s asset allocation decisions, including information about the structure of the NDR Model, the process followed in managing the Fund in accordance with the NDR Model, the manner in which the NDR Model was customized at the request of the Adviser and the reasons for such customizations, among other things;

■	Information concerning the Adviser’s compliance program, the resources devoted to compliance efforts undertaken by the Adviser
22

on behalf of the Fund, and reports regarding a variety of compliance-related issues;

■	Information with respect to the Adviser’s brokerage practices, including the Adviser’s processes for monitoring best execution of portfolio transactions and the benefits received by the Adviser from research acquired with soft dollars;

■	Information regarding the procedures used by the Adviser in monitoring the valuation of portfolio securities, including the methodologies used in making fair value determinations, and the Adviser’s due diligence process for recommending the selection of pricing vendors and monitoring the quality of the inputs provided by such vendors;

■	Information regarding how the Adviser safeguards the confidentiality and integrity of its data and files (both physical and electronic), as well as of any communications with third parties containing Fund and shareholder information, including reports regarding the Adviser’s cybersecurity framework and its implementation, the identification and monitoring of cybersecurity risks (including the risks that arise out of arrangements with third party service providers), the Adviser’s cybersecurity response policy and other initiatives of the Adviser to mitigate cybersecurity risks;

■	Information regarding the Adviser’s policies and practices with respect to personal investing by the Adviser and its employees, including reports regarding the administration of the Adviser’s code of ethics and the Adviser’s policy with respect to investments in the Fund by the Adviser’s investment personnel;

■	Information regarding the Adviser’s investment process for the Fund, including how the Adviser integrates non-accounting-based information (including, but not limited to “environmental, social and governance” factors) and the non-security-selection, non-portfolio-construction activities of the investment teams, such as engagement with portfolio companies and industry group participation;

■	Information regarding the Adviser’s role as the administrator of the Trust’s liquidity risk management program;

■	Descriptions of sub-transfer agency, omnibus account and other shareholder servicing arrangements for the Fund with intermediaries (collectively, “Servicing Arrangements”), including a description of the services provided by the intermediaries pursuant to such Servicing
23

VANECK FUNDS

APPROVAL OF ADVISORY AGREEMENT

June 30, 2020 (unaudited) (continued)

Arrangements and the payment terms of the Servicing Arrangements, as well as reports regarding the amounts paid pursuant to the Servicing Arrangements and the amounts paid to intermediaries with respect to the Fund by the Adviser pursuant to any revenue sharing arrangements and Servicing Arrangements (to the extent not paid by the Fund);

■	Descriptions of other administrative and other non-investment management services provided by the Adviser for the Fund, including the Adviser’s activities in managing relationships with the Fund’s custodian, transfer agent and other service providers; and

■	Other information provided by the Adviser in its response to a comprehensive questionnaire from the Independent Trustees.

In determining whether to approve the continuation of the Advisory Agreement, the Board considered, among other things, the following: (1) the nature, quality, extent and cost of the investment management, administrative and other non-investment management services provided by the Adviser; (2) the nature, quality and extent of the services performed by the Adviser in interfacing with, and monitoring the services performed by, third parties, such as the Fund’s custodian, transfer agent, sub-transfer agents and independent auditor, and the Adviser’s commitment and efforts to review the quality and pricing of third party service providers to the Fund with a view to reducing non-management expenses of the Fund; (3) the terms of the Advisory Agreement and the services performed thereunder; (4) the willingness of the Adviser to limit the overall expenses of the Fund from time to time, if necessary or appropriate, by means of waiving all or a portion of its fees and/or paying expenses of the Fund; (5) the quality of the services, procedures and processes used to determine the value of the Fund’s assets and the actions taken to monitor and test the effectiveness of such services, procedures and processes; (6) the ongoing efforts of, and resources devoted by, the Adviser with respect to the development and implementation of a comprehensive compliance program; (7) the responsiveness of the Adviser to inquiries from, and examinations by, regulatory authorities, including the Securities and Exchange Commission; (8) the resources committed by the Adviser to information technology and cybersecurity; and (9) the ability of the Adviser to attract and retain quality professional personnel to perform investment advisory and administrative services for the Fund. The Board concluded that the nature, extent and quality of the services supported the renewal of the Advisory Agreement.

24

The performance data and the advisory fee and expense ratio data described below for the Fund is based on data for a representative class of shares of the Fund. The performance data is gross of expenses for periods on an annualized basis ended December 31, 2019, and the advisory fee and expense ratio data is as of the Fund’s fiscal year end of December 31, 2019. The Board considered the Fund’s performance for periods subsequent to the performance period covered by the Broadridge reports, and considered the Adviser’s assessment of the same. The Board also noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including, in particular, that notable differences may exist between the Fund and the other funds in the Fund’s Performance Peer Group and Performance Category (for example, with respect to investment objective(s) and investment strategies) and that the results of the performance comparisons may vary depending on (i) the end dates for the performance periods that were selected and (ii) the selection of the Performance Peer Group and Performance Category.

Performance. The Board noted, based on a review of comparative annualized total returns, that the Class A shares of the Fund had underperformed its Performance Category and Performance Peer Group medians for the one- and three-year periods. The Board also noted that the Class A shares of the Fund had underperformed its benchmark index for the one- and three-year periods. On the basis of the foregoing and other relevant information provided in response to inquiries by the Board, the Board concluded that the performance of the Fund supported the renewal of the Advisory Agreement.

Fees and Expenses. The Board noted that the fee rate payable for advisory services and the total expense ratio, net of waivers or reimbursements, were lower than the median advisory fee rates and total expense ratios of the Fund’s Expense Category and Expense Peer Group. The Board also noted that the Adviser has agreed to waive all or a portion of its advisory fees and/or pay expenses of the Fund through May 1, 2021 to the extent necessary to prevent the expense ratio of the Fund from exceeding a specified maximum amount (subject to certain exclusions).

On the basis of the foregoing, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the advisory fee rate charged to the Fund is reasonable.

Profitability and Economies of Scale. The Board considered the profits, if any, realized by the Adviser from managing the Fund and other mutual

25

VANECK FUNDS

APPROVAL OF ADVISORY AGREEMENT

June 30, 2020 (unaudited) (continued)

funds in the VanEck Complex and the methodology used to determine such profits. The Board noted that the levels of profitability reported on a fund-by-fund basis varied widely depending on such factors as the size, type of fund and operating history. Based on its review of the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the profits realized by the Adviser supported the renewal of the Advisory Agreement. In this regard, the Board also considered the extent to which the Adviser may realize economies of scale, if any, as the Fund grows and whether the Fund’s fee schedule reflects any economies of scale for the benefit of shareholders, and concluded that the fee schedule was appropriate. The Board also considered that the Fund benefits from economies of scale through lower fees charged by third party service providers based on the combined size of the VanEck Complex.

Conclusion. In determining the material factors to be considered in evaluating the Advisory Agreement for the Fund and the weight to be given to such factors, the members of the Board relied upon the advice of independent legal counsel and their own business judgment. The Board did not consider any single factor as controlling in determining whether to approve the continuation of the Advisory Agreement and each member of the Board may have placed varying emphasis on particular factors considered in reaching a conclusion. Moreover, this summary description does not necessarily identify all of the factors considered or conclusions reached by the Board. Based on its consideration of the foregoing factors and conclusions, and such other factors and conclusions as it deemed relevant, the Board unanimously approved the continuation of the Advisory Agreement for the Fund for an additional one-year period.

26

VANECK FUNDS

FUND’S LIQUIDITY RISK MANAGEMENT PROGRAM

(unaudited)

In accordance with Rule 22e-4 under the 1940 Act (the “Liquidity Rule”), the Fund has adopted and implemented a Liquidity Risk Management Program, (the “Program”) and the Fund’s Board has designated the Fund’s Adviser as the administrator of the Program. The Fund’s Adviser administers the Program through its Liquidity Committee. The purpose of the Program is to outline the techniques, tools and arrangements employed for the management of liquidity risk within the Fund, and the terms, contents and frequency of reporting and escalation of any issues to the Board. Liquidity is managed taking account of the investment strategy, liquidity profile, and redemption policy and history of the Fund, with the objective of maintaining a level of liquidity that is appropriate in light of the Fund’s obligations to its shareholders. The Program assesses liquidity risk under both normal and stressed market conditions.

The Board reviewed a report prepared by the Fund’s Adviser regarding the operation and effectiveness of the Program for the period from December 1, 2018 through December 31, 2019 (the “Review Period”). During the Review Period, the Fund maintained a high level of liquidity and primarily held assets that are defined under the Liquidity Rule as “Highly Liquid Investments.” As a result, the Fund has not adopted a “Highly Liquid Investment Minimum,” as defined under the Liquidity Rule. A Highly Liquid Investment is defined as cash and any investment reasonably expected to be convertible to cash in current market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.

During the Review Period, there were no liquidity events that materially affected the performance of the Fund or its ability to timely meet redemptions without dilution to existing shareholders, and the Fund’s Adviser provided its assessment that the program had been effective in managing the Fund’s liquidity risk. Further information on liquidity risks applicable to the Fund can be found in the Fund’s prospectus.

27

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the Fund’s prospectus and summary prospectus, which includes more complete information. Investing involves substantial risk and high volatility, including possible loss of principal. An investor should consider the investment objective, risks, charges and expenses of the Fund carefully before investing. To obtain a prospectus and summary prospectus, which contains this and other information, call 800.826.2333 or visit vaneck.com. Please read the prospectus and summary prospectus carefully before investing.

Additional information about the VanEck Fund’s (the “Trust”) Board of Trustees/Officers and a description of the policies and procedures the Trust uses to determine how to vote proxies relating to portfolio securities are provided in the Statement of Additional Information. The Statement of Additional Information and information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve month period ending June 30 is available, without charge, by calling 800.826.2333, or by visiting vaneck.com, or on the Securities and Exchange Commission’s website at https://www.sec.gov.

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-PORT. The Trust’s Form N-PORT filings are available on the Commission’s website at https://www.sec.gov and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 202.942.8090. The Fund’s complete schedule of portfolio holdings is also available by calling 800.826.2333 or by visiting vaneck.com.

Investment Adviser:	Van Eck Associates Corporation
Distributor:	Van Eck Securities Corporation
	666 Third Avenue, New York, NY 10017
	vaneck.com
Account Assistance:	800.544.4653	NDRSAR

Item 2.	CODE OF ETHICS.

Not applicable.

Item 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

Item 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

Item 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

Item 6.	SCHEDULE OF INVESTMENTS.

Information included in Item 1.

Item 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 8.	PORTFOLIO MANAGER OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 9.	PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

Item 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

Item 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)	Not applicable.

(b)	Not applicable.

Item 13.	EXHIBITS.

(a)(1)	Not applicable.

(a)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) is attached as Exhibit 99.CERT.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is furnished as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) VANECK FUNDS

By (Signature and Title)	/s/ John J. Crimmins, Treasurer & Chief Financial Officer

Date September 4, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Jan F. van Eck, Chief Executive Officer

Date September 4, 2020

By (Signature and Title)	/s/ John J. Crimmins, Treasurer & Chief Financial Officer

Date September 4, 2020